                                                              File No. 033-11419
                                                                       811-04997

 As filed with the U.S. Securities and Exchange Commission on February 25, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. _____

                     [ ] Post-Effective Amendment No. _____
                        (Check appropriate box or boxes)

                          DELAWARE GROUP EQUITY FUNDS V
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
     ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:  As soon as practicable after this
Registration  Statement  becomes  effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of beneficial interest, no par value, of Delaware  Dividend Income Fund, a series of the Registrant.  No filing  fee is due  because  Registrant  is  relying  on  Section  24(f)  of the
Investment Company Act of 1940, as amended.

It is  proposed  that this  filing  will  become  effective  on March 28,  2005, pursuant to Rule 488 under the Securities Act or 1933, as amended.

               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

Dear Shareholder:

     Enclosed is a Notice of a Special Meeting of  Shareholders  (the "Meeting")
of Lincoln National Convertible  Securities,  Inc. (the "Company").  The Meeting
has been  called for June 2, 2005 at 10:00 a.m.  Eastern  time at the offices of
Delaware Investments, 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA
19103-7055.  The accompanying  materials describe an important proposal that may affect the future of the Company.  We ask you to give this your prompt attention and vote via the enclosed proxy card or by telephone or by the Internet.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

     This Meeting is very important.  The Board of Directors of the Company (the
"Board")  recommends  that you  consider  and approve an  Agreement  and Plan of
Acquisition  that would result in your shares of the Company being exchanged for those of an open-end  fund in the  Delaware  Investments  Family of Funds called
Delaware  Dividend  Income Fund ("Dividend  Income Fund"),  a series of Delaware
Group Equity Funds V, that has an investment objective similar to the Company's.
If the  shareholders of the Company approve the proposal,  you will receive,  in exchange for your shares of the Company,  Class A shares of Dividend Income Fund equal in value to the  aggregate  net asset value of your shares of the Company, without  imposition  of any sales  charge.  However,  a temporary 2%  redemption
(exchange)  fee will be assessed  on the Class A shares of Dividend  Income Fund received in exchange for your shares of the  Company,  if such  Dividend  Income
Fund Class A shares are redeemed or exchanged  within three (3) months after the transaction  is completed.  You will no longer be a shareholder  of the Company, and you will instead be a shareholder of Dividend  Income Fund. The Company will no longer exist after the transaction is completed.

     The proposed  transaction is intended to be tax-free,  which means that you will not have a taxable gain or loss on the exchange of your shares.

     The  Board   recommends   this   transaction   primarily   because  Company
shareholders  would  benefit  from  significantly  lower  operating  expenses as shareholders  of Dividend  Income Fund.  In addition,  the discount at which the
Company's  shares are currently  trading would be eliminated by reorganizing the
Company into an open-end fund, thereby providing the Company's shareholders with more liquidity.  Furthermore, certain developments in the convertible securities market have made it less desirable to invest in a fund that focuses primarily on convertible  securities.  The Board believes that the Company's shareholders may benefit from an investment in a fund with a broader  investment  mandate,  lower risk and lower  volatility.  For  these  reasons  and  others  discussed  in the attached  proxy  statement/prospectus,  the Board of  Directors  of the  Company believes  that  the  proposed  reorganization  is in the  best  interest  of the
Company's shareholders.

     Please take the time to review this entire document and vote now. The Board unanimously recommends that you vote in favor of this proposal.

o    To ensure that your vote is counted,  please mark your vote on the enclosed proxy card.

o    Sign and return your card promptly.

o    You may also vote by  telephone  or over the  Internet.  If your account is eligible, separate instructions are enclosed.

o    If you  determine at a later date that you wish to attend the Meeting,  you may revoke your proxy and vote in person;  provided,  however, that if your shares are held of record by a broker-dealer  (or other nominee),  you must obtain a "legal proxy" from your broker-dealer of record (or other nominee)
     and present it to the Inspector of Elections at the Meeting.

Thank you for your prompt attention and participation.

                                                   Sincerely,

                                                   Patrick P. Coyne
                                                   President,
                                                   Lincoln National Convertible
                                                   Securities Fund, Inc.

                       This page intentionally left blank.

               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                           To be held on June 2, 2005

To the Shareholders:

     NOTICE  IS  HEREBY  GIVEN  that a  Special  Meeting  of  Shareholders  (the
"Meeting")  of  Lincoln   National   Convertible   Securities  Fund,  Inc.  (the
"Company"),  will be held at the  offices of Delaware  Investments,  2001 Market
Street, 2nd Floor Auditorium,  Philadelphia,  PA 19103, on June 2, 2005 at 10:00
a.m. Eastern time. The Meeting is being called for the following purposes:

     1. To approve an Agreement and Plan of Acquisition (the "Plan") between the
Company and Delaware Group Equity Funds V, on behalf of Delaware Dividend Income
Fund  ("Dividend  Income  Fund"),  that  provides  for: (i) the  acquisition  of substantially  all of the  assets of the  Company  by  Dividend  Income  Fund in exchange  solely for Class A shares of Dividend  Income Fund;  (ii) the pro rata distribution  of such shares to the holders of shares of the Company;  and (iii)
the complete  liquidation  and  dissolution of the Company.  Shareholders of the
Company  will receive  Class A shares of Dividend  Income Fund with an aggregate net asset value  equal to the  aggregate  net asset value of such  shareholders'
shares in the Company.

     2. To transact  any other  business  not  currently  contemplated  that may properly come before the Meeting or any adjournment thereof.

     The transaction contemplated by the Plan is described in the attached Proxy
Statement/Prospectus.  A copy  of the  form of the  Plan,  which  describes  the
transaction   more   completely,   is   attached  as  Exhibit  A  to  the  Proxy
Statement/Prospectus.

     Shareholders  of record of the Company as of the close of business on March
21,  2005 are  entitled  to  notice  of,  and to vote  at,  the  Meeting  or any adjournment thereof.  Whether or not you plan to attend the Meeting, please vote your shares by  returning  the Proxy Card by mail in the  enclosed  postage-paid envelope, or by voting by telephone or the Internet. Your vote is important.

                                            By Order of the Board of Directors,

                                            David F. Connor
                                            Secretary

_____________, 2005

To secure the largest possible representation and to save the expense of further mailings,  please mark your Proxy Card,  sign it, and return it in the  enclosed envelope,  which  requires  no postage if mailed in the  United  States.  If you prefer,  you may instead vote by telephone or the Internet.  You may revoke your
Proxy at any time at or before  the  Meeting or vote in person if you attend the
Meeting.

                           Proxy Statement/Prospectus

                                TABLE OF CONTENTS

                                                                            Page

Cover Pages

Summary
         What is the purpose of the proposal?
         How will the shareholder voting be handled?

Comparisons of Some Important Features
         How do the investment objectives and policies
            of the Company and Dividend Income Fund compare?
         What are the risks of an investment in the Funds?
         What are the principal differences between open-end and
            closed-end funds?
         What are the general tax consequences of the Transaction?
         Who manages the Funds?
         What are the fees and expenses of each Fund and what might they be after the Transaction?
         How do the performance records of the Funds compare?
         Where can I find more financial information about the Funds?
         What are other key features of the Funds?
                  Transfer Agency Services
                  Custody Services
                  Administration Services
                  Distribution Services
                  Rule 12b-1 Plans
                  Purchase, Exchange and Redemption Procedures
                  Dividends, Distributions and Taxes

Reasons for the Transaction

Information about the Transaction
         How will the Transaction be carried out?
         Who will pay the expenses of the Transaction?
         What are the tax consequences of the Transaction?
         What should I know about Dividend Income Fund Class A shares?
         Are there any legal proceedings with respect to the Company?
         What are the capitalizations of the Funds
            and what might the capitalization be after the Transaction?

Comparison of Investment Objectives and Policies
         Are there any significant differences between
            the investment objectives, strategies and investment policies of the Company and Dividend Income Fund?
         How do the investment restrictions of the Funds differ?
         What are the risk factors associated with investments in the Funds?

Further Information About the Funds

Voting Information
         How many votes are necessary to approve the Plan?
         How do I ensure my vote is accurately recorded?
         Can I revoke my proxy?
         What other matters will be voted upon at the Meeting?
         Who is entitled to vote?
         What other solicitations will be made?

Principal Holders of Shares

Glossary - Useful Terms and Definition

Exhibits to Proxy Statement/Prospectus

Exhibit A - Form of Agreement and Plan of  Acquisition  among  Lincoln  National
Convertible  Securities Fund, Inc.,  Delaware Group Equity Funds V (on behalf of
Delaware  Dividend Income Fund), and Delaware  Management  Company,  a series of
Delaware Management Business Trust

Exhibit B -  Prospectus  of Delaware  Dividend  Income Fund - Class A, B, C & R,
dated January 30, 2004 (enclosed)

Exhibit C - Annual Report to Shareholders  of Delaware  Dividend Income Fund for
the fiscal year ended November 30, 2004 (enclosed)

Exhibit  D - Other  Information  About  the  Company
             Investment  Objective  and Policies
             Distribution and Tax Information
             Outstanding Securities of the Company

                           PROXY STATEMENT/PROSPECTUS

                            Dated _____________, 2005

                Acquisition of Substantially all of the Assets of
               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

                    By and in exchange for Class A Shares of
                          DELAWARE DIVIDEND INCOME FUND
                   (a series of Delaware Group Equity Funds V)
                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

     This Proxy  Statement/Prospectus  solicits proxies to be voted at a Special
Meeting  of  Shareholders  (the  "Meeting")  of  Lincoln  National   Convertible
Securities  Fund,  Inc. (the  "Company").  At the Meeting,  shareholders  of the
Company  will be  asked  to  approve  or  disapprove  an  Agreement  and Plan of
Acquisition (the "Plan"). If the shareholders of the Company vote to approve the
Plan,  substantially  all of assets of the Company  will be acquired by Delaware
Dividend Income Fund ("Dividend Income Fund"), a series of Delaware Group Equity
Funds V (the "Acquiring  Trust"), in exchange for shares of Dividend Income Fund
- Class A ("Dividend Income Fund Class A shares").  The principal offices of the
Company and the Acquiring Trust are located at 2005 Market Street, Philadelphia,
PA  19103-7094.  You can reach the offices of both the Company and the Acquiring
Trust by telephone by calling 1-800-523-1918.

     The  Meeting  will be held at the  offices of  Delaware  Investments,  2001
Market Street, 2nd Floor Auditorium,  Philadelphia, PA 19103, on June 2, 2005 at
10:00 a.m.  Eastern  time.  The Board of Directors of the Company is  soliciting
these  proxies.   This  Proxy   Statement/Prospectus   will  first  be  sent  to
shareholders on or about ____________, 2005.

     If the  shareholders  of the  Company  vote to approve  the Plan,  you will receive  Dividend  Income Fund Class A shares of equivalent  aggregate net asset value  ("NAV") to the  aggregate  net asset  value of the  common  shares of the
Company ("Company  shares") that you own. No sales charge will be imposed on the
Dividend  Income  Fund  Class A shares  you  receive  in  connection  with  this transaction.  However, a temporary 2% redemption (exchange) fee will be assessed on Dividend  Income Fund Class A shares received in exchange for Company shares, if such  Dividend  Income Fund Class A shares are redeemed or  exchanged  within three (3) months after the  transaction is completed,  as discussed  below under
"What are other key features of the Funds? -- Purchase,  Exchange and Redemption
Procedures." The Company will then be liquidated and dissolved.

     The investment goals of the Company and Dividend Income Fund (together, the
"Funds")  are  similar in that both Funds  seek to  provide  current  income and capital appreciation.  Specifically,  the Company's primary investment objective is to  provide a high level of total  return  through a  combination  of capital appreciation and current income.  Dividend Income Fund's investment objective is to provide high current  income and an  investment  that has the  potential  for
capital  appreciation.   While  the  investment  objective  of  the  Company  is
fundamental,   the   investment   objective   of   Dividend   Income   Fund   is
non-fundamental,  which means that the investment  objective of Dividend  Income
Fund may be changed without shareholder approval.  Any change in Dividend Income
Fund's  investment   objective  would  require  prior  written  notification  to
shareholders.   Delaware  Management  Company  ("DMC"),  a  series  of  Delaware
Management  Business Trust, serves as investment manager to each Fund. The Board of Directors of the Company believes that exchanging Company shares for Dividend
Income Fund Class A shares will  benefit the  shareholders  of the  Company,  as discussed in this Proxy Statement/Prospectus.

     This Proxy  Statement/Prospectus  gives the information  about the proposed reorganization  and Dividend  Income Fund that you should know before  voting on the Plan.  You should  retain it for future  reference.  Additional  information about Dividend Income Fund and the proposed  reorganization  has been filed with the U.S.  Securities and Exchange Commission (the "SEC") and can be found in the following documents:

o    The  Prospectus  of Dividend  Income Fund - Class A, B, C & R dated January
     30, 2004, as supplemented to date (the "Dividend Income Fund  Prospectus"), is enclosed with and considered a part of this Proxy  Statement/Prospectus.
     It is  anticipated  that an updated  Prospectus  of Dividend  Income Fund -
     Class A, B, C & R to be dated on or about March 30, 2005, will be available by that date. This  Prospectus,  when available,  will (i) be mailed to all
     shareholders    of   the   Company   who   have    received    this   Proxy
     Statement/Prospectus;  (ii) supersede the Dividend  Income Fund  Prospectus dated January 30, 2004;  and (iii) be filed with the SEC, and references in this Proxy Statement/Prospectus to the Dividend Income Fund Prospectus will thereafter  include the Dividend Income Fund  Prospectus  dated on or about
     March 30, 2005.

o    The Annual Report to  Shareholders  of Dividend  Income Fund for the fiscal year ended  November 30, 2004,  which  contains  financial and  performance information  for Dividend  Income Fund, is enclosed  with and  considered a part of this Proxy Statement/Prospectus.

o    A Statement of  Additional  Information  ("SAI")  dated  ___________,  2005 relating to this Proxy Statement/Prospectus has been filed with the SEC and is considered a part of this Proxy Statement/Prospectus.

     You  may   request  a  free  copy  of  the  SAI   relating  to  this  Proxy
Statement/Prospectus or any of the documents referred to above without charge by calling  [1-800-523-1918],  or by writing to Dividend  Income Fund at Attention:
Account Services, 2005 Market Street, Philadelphia, PA 19103.

     Like all  mutual  funds,  the SEC has not  approved  or  disapproved  these securities or passed upon the adequacy of this Proxy  Statement/Prospectus.  Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks  including  the possible  loss of principal.

                                     SUMMARY

     This is only a summary  of  certain  information  contained  in this  Proxy
Statement/Prospectus.  You should read the more complete information in the rest of this Proxy Statement/Prospectus,  including the Plan (attached as Exhibit A), the  Dividend  Income Fund  Prospectus  (enclosed  as Exhibit B), and the Annual
Report to Shareholders of Dividend Income Fund (enclosed as Exhibit C).

What is the purpose of the proposal?

     The Board of Directors of the Company has approved the Plan for the Company
and  recommends   that   shareholders  of  the  Company  approve  the  Plan.  If
shareholders  of the  Company  vote to approve  the Plan,  it will result in the transfer of  substantially  all of the Company's  net assets to Dividend  Income
Fund in exchange for Dividend Income Fund Class A shares of equivalent aggregate
NAV. This means that, although the total net asset value of your investment will be the same  immediately  before and after the exchange,  the number of Dividend
Income Fund Class A shares that you receive  will likely be  different  than the number of Company  shares that you  surrender.  No sales charges will be imposed upon the Dividend  Income Fund Class A shares you receive in connection with the proposed  transaction  referred  to  in  this  Proxy  Statement/Prospectus  (the
"Transaction").  After the Dividend  Income Fund Class A shares are  distributed
pro-rata  to  the  Company's  shareholders,   the  Company  will  be  completely
liquidated and dissolved. As a result of the Transaction, you will cease to be a shareholder  of the  Company and will become a  shareholder  of Dividend  Income
Fund.  This  exchange will occur on a date agreed to between the Company and the
Acquiring Trust  (hereafter,  the "Closing Date").  If shareholders  approve the
Plan at the Meeting, the Closing Date of the Transaction is expected to occur on or about June 10, 2005.

     Delaware Management Company ("DMC") manages both Funds and will continue to be the  investment  manager  for  Dividend  Income Fund upon  completion  of the
Transaction.  Dividend  Income Fund has an investment  objective and  investment policies  that are  similar to those of the  Company.  For the reasons set forth under "Reasons for the Transaction" below, the Board of Directors of the Company has determined  that the Transaction is in the best interests of the Company and its  shareholders.  The  Board of  Directors  of the  Company  and the  Board of
Trustees of the Acquiring  Trust also  concluded that no dilution in value would result to the shareholders of the Company or Dividend Income Fund, respectively, as a result of the Transaction.

     It is expected that the  shareholders of the Company will not recognize any gain or loss for  federal  income tax  purposes  as a result of the  exchange of their  shares for  Dividend  Income Fund Class A shares.  You  should,  however, consult your tax adviser  regarding the effect,  if any, of the  Transaction  in light of your individual circumstances. You should also consult your tax adviser about  state and  local tax  consequences.  For more  information  about the tax consequences of the Transaction,  please see "Information  About the Transaction
-- What are the tax consequences of the Transaction?"

                      THE BOARD OF DIRECTORS OF THE COMPANY
                  RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

How will the shareholder voting be handled?

     Shareholders  of the  Company  who own shares at the close of  business  on
March 21, 2005 will be entitled to vote at the Meeting,  and will be entitled to one vote for each full share and a  fractional  vote for each  fractional  share that they hold.  Approval of the Transaction  requires the affirmative vote of a majority of the  outstanding  shares of the  Company.  D.F.  King & Co. has been retained by the Company to solicit shareholder votes.

     Please   vote   by   proxy   as   soon   as   you   receive    this   Proxy
Statement/Prospectus.  You may place your vote by  completing  and  signing  the enclosed  proxy card or by  telephone  or by the  Internet.  If you return  your signed  proxy  card or vote by  telephone  or by  Internet,  your  votes will be officially cast at the Meeting by the persons appointed as proxies. Please refer to the instructions that accompany your voting instruction form.

     You can revoke your proxy or change your  voting  instructions  at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting.  However,  if your shares are held of record by a  broker-dealer  (or  other  nominee)  and you wish to vote in person at the
Meeting,  you must obtain a "legal proxy" from your  broker-dealer of record (or other nominee) and present it to the Inspector of Elections at the Meeting.  For
more details about shareholder voting, see the "Voting  Information"  section of this Proxy Statement/Prospectus.

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Company and Dividend Income
Fund compare?

     The  investment  objectives  of the  Company and  Dividend  Income Fund are similar  in  that  both  Funds  seek  to  provide  current  income  and  capital appreciation.  Specifically,  the Company's primary  investment  objective is to provide  a  high  level  of  total  return  through  a  combination  of  capital appreciation  and current  income,  while Dividend  Income Fund seeks to provide high  current  income  and an  investment  that has the  potential  for  capital appreciation.  Therefore,  both Funds look for securities that pay dividends and other income as well as investments that will increase in value.

     The Funds differ in how they seek to achieve their  individual  objectives.
The Company has a more narrow  focus than  Dividend  Income  Fund.  Under normal conditions,  the  Company  will  invest  at  least  80% of  its  net  assets  in
"convertible  securities."  Convertible  securities  include bonds,  debentures, notes, preferred stocks or other securities that may be converted at a specified price or formula within a particular  period of time into a prescribed amount of common stock of the same or a different  issuer.  The Company may also invest in private placement convertible securities and restricted securities.

     While it may  invest  without  limit in  convertible  securities,  Dividend
Income  Fund is not  required  to  invest  at  least  80% of its net  assets  in convertible securities like the Company.  Instead,  Dividend Income Fund invests
primarily   in   income-generating   securities   (debt   and   equity).   Those
income-generating    securities    include    equity    securities   of   large,
well-established  companies  that  pay  dividends,  debt  securities,  including high-yield, high-risk corporate bonds, investment grade fixed-income securities,
U.S. government securities,  convertible  securities,  securities of real estate investment trusts ("REITs"), preferred stocks, warrants, rights, non-convertible debt  securities,  investment  company  securities,  repurchase  agreements  and privately placed securities.

     Under normal circumstances,  Dividend Income Fund's assets will be invested evenly in income  generating equity securities and debt securities (50% and 50%, respectively).  However,  the  investment  manager of the  Dividend  Income Fund expects that the proportion of Dividend  Income Fund's total assets  invested in income generating  equity securities and equity equivalent  securities will vary from 50% to 100% of Dividend  Income  Fund's total assets and the  proportion of
Dividend Income Fund's total assets in debt securities will correspondingly vary from 0% to 50% of Dividend Income Fund's total assets.

     Both Funds may invest in foreign  securities,  although  they differ in the percentage  of Fund assets that may be invested in this manner.  The Company may invest  up to 25% of its  total  assets  in  securities  (including  convertible securities)  issued by  entities  domiciled  in or  organized  under the laws of foreign  countries,  including  securities  of  entities  in  emerging  markets.
Dividend  Income  Fund may invest up to 20% of its net assets in foreign  equity and debt securities;  however, Dividend Income Fund will not invest more than 5%
of its total assets in securities of issuers  principally located or principally operating in emerging market countries.

     When market conditions dictate, both Funds reserve the right, for temporary defensive purposes,  to maintain all or a substantial portion of their assets in cash and money market  instruments.  Dividend  Income Fund may also experience a high portfolio turnover rate as a result of frequent portfolio transactions.

     For further information about the investment objectives and policies of the
Funds, see "Comparison of Investment Objectives and Policies."

What are the principal risks of an investment in the Funds?

     As with most investments,  an investment in the Funds involves risks. There can be no guarantee  against losses resulting from an investment in either Fund, nor can there be any  assurance  that  either Fund will  achieve its  investment objective.

     The risks associated with an investment in Dividend Income Fund are similar to the risks  associated with an investment in the Company.  Those risks include changes in market  conditions,  particularly  declines in the stock market,  and poor  performance  in specific  industries  or  companies in which the Funds may invest.

     Investments in the Company may also be subject to somewhat greater interest rate and credit risks than  investments  in Dividend  Income Fund because of the
Company's focus on investments in convertible securities. Therefore, the Company
may  be   particularly   sensitive   to  changes  in  interest   rates  and  the
creditworthiness  of the issuers of the convertible  securities it holds. A fund focused  primarily on these securities is likely to be much more volatile than a fund with exposure to a greater variety of different investments.

     Company  shares  are also  subject  to the risk that  they will  trade at a discount  to NAV.  This is a risk to which  share  of  open-end  funds,  such as
Dividend  Income Fund,  are not subject  because,  unlike  shares of  closed-end funds, shares of open-end funds are not traded on a secondary market. Therefore,
Dividend  Income Fund Class A shares do not and will not trade at a discount (or a premium)  to their  NAV.  More  information  about the  principal  differences between  open-end and closed-end  funds is set forth in the section  immediately below.

     For further  information  about the risks of the Funds,  see "Comparison of
Investment  Objectives and Policies -- What are the risk factors associated with investments in the Funds?"

What are the principal differences between open-end and closed-end funds?

     In evaluating the Transaction,  shareholders of the Company should consider the important  distinctions between closed-end and open-end investment companies and how  those  distinctions  bear  upon  management  of the two  Funds  and the relative risks associated with an investment in them. Dividend Income Fund is an open-end  fund that  engages in a continuous  public  offering of its shares and that must stand ready to redeem its shares upon the  instruction of shareholders received in good order.  Dividend  Income Fund's size fluctuates both because of sales  and  redemptions  of its  shares  as  well  as  market  appreciation  and depreciation in fund assets. By contrast,  the Company is a closed-end fund that lists its  shares on the New York  Stock  Exchange  ("NYSE"),  does not sell its shares on a  continuous  basis and  generally  may not redeem  its  shares  upon shareholder  request. As a consequence,  the number of outstanding shares of the
Company  (absent an issuer tender offer,  an open-market  repurchase  program or shares issued pursuant to a dividend  reinvestment  plan) will remain  constant, and  the  size  of  the  Company  is  generally  affected  only  by  the  market appreciation  and  depreciation  of its assets.  This  distinction  has a direct bearing on the  management  of the Funds and on  expenses to which the Funds are subject.

     As an open-end fund,  Dividend  Income Fund must be managed in anticipation of possible redemptions, which generally must be honored within seven days after a  redemption  request  is  received  by the  Fund in good  order.  Payments  to shareholders that redeem their shares generally must be paid in cash, the source of  which  typically  is  cash-on-hand  or cash  raised  by the  sale of  liquid portfolio securities.  In either case, the need to be able to redeem Fund shares limits the Fund's management  flexibility.  For this reason,  open-end funds are limited, under SEC staff interpretations, in the amount of their assets that may be invested in illiquid assets.

     The same is not the case for closed-end  funds like the Company.  Unless it has  announced  a tender  offer of its  shares,  a  closed-end  fund need not be managed in  anticipation of possible  redemptions  and, thus, may invest in less liquid  assets.  A closed-end  fund also is not subject to any limitation on the amount of its assets that may be illiquid.

     Apart from flexibility of management,  there are other distinctions between the two structures. Dividend Income Fund, as an open-end fund, has the potential for growth in size through sales of additional  shares,  with the flexibility in management  and potential  per share cost savings that may arise from  increased size.  Even though an open-end fund like Dividend Income Fund must be managed in anticipation of possible  redemptions,  as the size of the fund  increases,  its management  options may increase  proportionately.  Similarly,  as the size of a fund  increases,  the fixed  costs may be spread  over the  larger  asset  base, possibly  resulting  in lower  operating  expenses per share.  In  contrast,  an investment in the Company does not present the same potential  growth because it may not  engage in a  continuous  offering  of its  shares.  In order to achieve growth through  sales,  the Company would be required to engage in an additional underwritten  public offering or a rights offering,  both of which are expensive and time consuming.  The inability quickly and relatively inexpensively to raise additional capital can be a significant  impediment to the Company's  operation, if,  as a  result  of  market  depreciation,  the  value of its  assets  were to significantly  decline.  In such an  instance,  fixed costs would be spread over fewer assets, thus causing its expense ratio to increase.

     The  advantages  that may flow from the  potential  increase in the size of
Dividend Income Fund should be weighed against the disadvantages associated with potential diminution in size arising from redemptions.  While increased size may result in improved management  flexibility and lower expenses,  a contraction in the  size  of  Dividend  Income  Fund  may  correspondingly  result  in  reduced management  flexibility and higher expenses.  For example,  the Transaction,  if completed,  will make it  possible  for former  shareholders  of the  Company to redeem  their  shares  (subject to a  redemption  fee of 2% for the three months following the Closing Date),  which will reduce the size of Dividend Income Fund commensurate with the extent of those redemptions. Redemptions also may increase significantly,  for example,  should the various asset classes in which Dividend
Income Fund  invests fall out of favor in the market  place or  experience  poor performance. This risk should be somewhat less for Dividend Income Fund than the
Company because  Dividend Income Fund tends to invest in a much wider variety of asset  classes  than  the  convertible  securities  that  comprise  the  primary investment focus of the Company.

     Finally,  the Company is a closed-end  fund that is listed on the NYSE. The shares of closed-end funds that are traded on a secondary market, like the NYSE, may  trade  at  either  a  discount  or  a  premium  to  their  NAV  per  share.
Historically,  the Company's shares have generally traded at a discount to their
NAV per share. In contrast,  the 1940 Act generally  requires that the shares of
Dividend  Income  Fund,  as an  open-end  fund,  be  purchased  or sold at their respective NAV per share, plus any applicable sales charge or redemption fee, on any day that Dividend Income Fund is open for business. Thus, shares of Dividend
Income Fund cannot be purchased or redeemed at a discount or a premium.

What are the general tax consequences of the Transaction?

     It is expected that shareholders of the Company will not recognize any gain or loss for federal  income tax  purposes  as a result of the  exchange of their shares for Dividend  Income Fund Class A shares.  You should,  however,  consult your tax advisor  regarding the effect,  if any, of the  Transaction in light of your  individual  circumstances.  You should also consult your tax advisor about state  and  local tax  consequences  of the  Transaction,  if any,  because  the information  about tax  consequences  in this  document  relates to the  federal income tax consequences only. For further information about the tax consequences of the Transaction,  see  "Information  About the Transaction - What are the tax
consequences of the Transaction?"

Who manages the Funds?

     The   management   of  the  business  and  affairs  of  the  Funds  is  the
responsibility  of the  Board  of  Directors  of the  Company  and the  Board of
Trustees  of  the  Acquiring   Trust,   respectively   (each,   a  "Board"  and,
collectively,  the "Boards").  The Boards elect officers who are responsible for the day-to-day operations of the Funds.

     Both  Funds are  registered  with the SEC.  The  Company  is a  diversified closed-end,  registered  management  investment  company and was  organized as a
Maryland  corporation on April 10, 1986. Dividend Income Fund is a series of the
Acquiring Trust, an open-end registered management investment company, which was organized as a Maryland  corporation  on January 16, 1987 and  reorganized  as a
Delaware business trust on November 24, 1999.

     DMC manages the assets of the Funds and makes the investment  decisions for each Fund. DMC is a series of Delaware  Management  Business Trust,  which is an indirect,  wholly owned subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.  DMC and its
predecessors  have  been  managing  the  assets  of the  funds  in the  Delaware
Investments  Family of Funds since 1938.  As of December 31,  2004,  DMC and its affiliates  within  Delaware  Investments  were  managing  in the  aggregate  of approximately  $100  billion in assets in various  institutional  or  separately managed, investment company and insurance accounts.

     The portfolio management team responsible for the day-to-day  management of
Dividend Income Fund is comprised of Timothy L. Rabe,  Nancy M. Crouse and Damon
J. Andres. Mr. Rabe has primary  responsibility for making day-to-day investment decisions for the  fixed-income  portion of Dividend Income Fund, which Mr. Rabe assumed the  responsibility  for in July 2002.  Ms.  Crouse and Mr.  Andres have primary responsibility for making day-to-day investment decisions for the equity portion of Dividend Income Fund.

     Timothy L. Rabe, Senior Vice  President/Senior  Portfolio Manager. Mr. Rabe
received a bachelor's  degree in finance from the University of Illinois.  Prior to joining  Delaware  Investments in 2000,  Mr. Rabe was a high-yield  portfolio manager for Conseco Capital Management.  Before that, he worked as a tax analyst for The Northern Trust Company. He is a CFA charterholder.

     Nancy M. Crouse, Senior Vice President/Senior Portfolio Manager. Ms. Crouse
earned a master's  degree in business  administration  with a  concentration  in
finance  from  the  University  of  Pittsburgh   and  a  bachelor's   degree  in
International  Affairs from Lafayette College.  Ms. Crouse is a senior portfolio manager and an analyst for Delaware  Investments'  large-cap  value products and manages  a sector  team  covering  the  consumer  industries.  Prior to  joining
Delaware  Investments in 1993,  she was Vice President of CoreStates  Investment
Advisers.  Ms.  Crouse  began her career as a credit  analyst  for  Philadelphia
National Bank. She is a Chartered Financial Analyst.

     Damon J. Andres, Vice President/Senior Portfolio Manager. Mr. Andres earned a B.S. in  Business  Administration  with an emphasis in finance and  accounting from the University of Richmond.  Mr. Andres'  previous  assignments at Delaware
Investments  include acting as a quantitative  analyst for the firm's  large-cap value wrap product.  Prior to joining  Delaware  Investments in 1994, Mr. Andres
performed  investment   consulting  services  as  a  Consulting  Associate  with
Cambridge  Associates,  Inc. in Arlington,  Virginia.  Mr. Andres is a Chartered
Financial Analyst.

     Mr. Andres is also solely responsible for the day-to-day  management of the assets of the Company.

     The Company has an investment management agreement with DMC under which DMC receives  a  quarterly  management  fee of  0.21875%  of net asset  value of the
Company on the last valuation date of each quarter.  On an annualized basis, the contractual management fee is 0.875% of the net asset value of the Company. This management  fee  includes  the payment  for both  advisory  and fund  accounting services.  Effective  June 1,  2004,  DMC has  elected  to waive  0.025%  of its management  fee through May 31,  2005.  For the fiscal year ended  December  31,
2004, the Company paid DMC $747,519, or 0.87% of the Company's average daily net assets (after waivers and reimbursements).

     Dividend Income Fund also has an investment  management  agreement with DMC under which DMC receives a management fee based on the schedule below:

-------------------------- ------------------------------------
Annual Rate                Net Assets
-------------------------- ------------------------------------

0.65%                      First $500 million
0.60%                      Over $500 million to $1.0 billion
0.55%                      Over $1.0 to 2.5 billion
0.50%                      On assets in excess of $2.5 billion
-------------------------- ------------------------------------

     For the fiscal year ended November 30, 2004,  Dividend Income Fund paid DMC
$402,956,  or 0.37% of Dividend  Income  Fund's  average daily net assets (after waivers and reimbursements).

     From the investment  management fee that DMC receives from the Company, DMC pays  Delaware  Service  Company,  Inc.  ("DSC") for  providing  accounting  and administrative  services to the Company.  For the fiscal year ended December 31,
2004, DMC paid an administrative fee of [$___] to DSC.

     Pursuant to a separate administration agreement,  Dividend Income Fund pays an administrative  fee to DSC equal to 0.035% of net assets. For the fiscal year ended  November  30,  2004,  Dividend  Income  Fund paid DSC an  accounting  and administrative fee of $38,195, or 0.035% of Dividend Income Fund's average daily net assets.  Each class of Dividend Income Fund pays its proportionate  share of
the  fund   administration   fee.   Dividend   Income  Fund  also  paid  DSC  an
administrative fee for transfer agent services of $145,580, or 0.13% of Dividend
Income Fund's average daily net assets.

What are the fees and  expenses  of each Fund and what  might  they be after the
Transaction?

     The tables below describe the fees and expenses that you may pay if you buy and hold  shares of the  Funds.  The  tables  also show the  estimated  fees and expenses for  Dividend  Income Fund Class A shares  after the  Transaction.  The purpose of the tables is to assist you in  understanding  the various  costs and expenses that you will bear directly or indirectly as a shareholder  of Dividend
Income Fund.

                  FEES AND EXPENSES FOR THE COMPANY SHARES AND
                       DIVIDEND INCOME FUND CLASS A SHARES

                                               Actual+                 Projected++
                               -------------- ---------------- -----------------------
                                                               Dividend Income Fund
                                              Dividend Income  Class A shares After
                                              Fund             Transaction
                               The Company    Class A
                               -------------- ---------------- -----------------------
Shareholder Transaction
Expenses*
 Maximum Sales Charge              None                5.75%                 5.75%
   imposed on purchase as
   a percentage of
   offering price
 Maximum Contingent                 N/A                None/1/               None/1/
   Deferred Sales Charge
   as a percentage of
   riginal purchase price
   or redemption price,
   whichever is lower
 Maximum Sales Charge             [None]                None                  None
   imposed on reinvested
   dividends
 Redemption Fees                    N/A                 None                  None/2/
 Exchange Fees                      N/A                 None/3/               None/2/,/3/

Annual Fund Operating
Expenses
(as percentage of average
   net assets)
 Management Fees                  0.875%                0.65%                 0.65%
 Distribution and service
   (12b-1) Fees                    None                 0.30%                 0.30%
 Other Expenses                   0.445%                0.37%                 0.25%
                                 ------------------- --------------------- -----------------
Total Annual Fund
Operating Expenses                 1.32%                1.32%                 1.20%
                                 ------------------- --------------------- -----------------
Management Fee Reduction          (0.01%)/4/           (0.32%)/5/,/6/        (0.20%)/5/,/6/
                                 ------------------- --------------------- -----------------
Net Annual Fund Operating
Expenses                           1.31%                1.00%                 1.00%
                                 ------------------- --------------------- -----------------

+    Information  for the Company is provided for its fiscal year ended December
     31, 2004.  Information  for Dividend Income Fund is provided for its fiscal year ended November 30, 2004.

++   Projected  expenses based on current and  anticipated  Dividend Income Fund expenses but does not include the estimated  costs of the Transaction to be borne by the Funds.

/1./ A purchase of Dividend Income Fund Class A shares of $1 million or more may be made at net  asset  value.  However,  if you buy the  shares  through  a financial  advisor who is paid a commission,  a contingent  deferred  sales charge will apply to redemptions made within two years.  Additional Class A shares purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Dividend Income
     Fund Prospectus if they are available.

/2./ A  temporary  2.00%  redemption  (exchange)  fee  will be  assessed  on any
     Dividend  Income  Fund  Class A  shares  received  in  connection  with the
     Transaction  that is redeemed or  exchanged  within three (3) months of the
     Closing Date.

/3./ Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family.

/4./ Effective  June 1, 2004,  DMC has elected to waive 0.025% of its management fee through May 31, 2005.

/5./ Dividend  Income Fund Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets. Dividend Income Fund's distributor has contracted to limit the Class A shares 12b-1 fees for at least one year  following the
     Closing Date to no more than 0.25% of average daily net assets.

/6./ DMC has  contracted  to waive fees and pay  expenses  for at least one year following  the Closing Date in order to prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net  assets.  The  costs  of  the  Transaction  are  considered  to  be  an
     extraordinary   expense  and,  therefore,   will  be  borne  by  the  Funds
     irrespective of the fee waivers and expense limitations.

Example:

     This  example  can help you compare  the cost of  investing  in the Company shares with the cost of investing in Dividend  Income Fund Class A shares,  both before and after the Transaction. It assumes:

o    You invest $10,000 for the periods shown;

o    Your investment has a 5% return each year;/1/

o    The Fund's operating expenses remain the same each year; and

o    You sell your shares a the end of the periods shown.

Although  your actual costs may be higher or lower,  based on these  assumptions your costs would be:

                                    1 Year  3 Years  5 Years   10 Years
--------------------------------------------------------------------------------

Company shares                       $134    $418     $723      $1,590
Dividend Income Fund Class A shares  $671    $940     $1,228    $2,047
Projected Dividend Income Class A
shares (after Transaction)           $671    $915     $1,179    $1,929

/1/  The Funds' actual returns may be greater or less than the  hypothetical  5%
     return used.  The examples for Dividend  Income Fund reflect net  operating expenses with expense waivers for the one-year  contractual  period and the total operating  expenses  without waivers for years two through ten.

How do the performance records of the Funds compare?

The performance of the Funds as of December 31, 2004, is shown below:

                          AVERAGE ANNUAL TOTAL RETURNS

                                                             Since
Fund Name            1 Year   3 Year   5 Year    10 year   Inception
Company/1/
(Inception Date:
June 19, 1986)
At NAV/2/             5.36%    2.28%   (1.01%)     7.40%     9.12%

Company/1/
At Market Value/3/    5.12%    4.24%    3.61%      8.50%     8.81%

Dividend Income
Fund - Class A
Shares/4/
(Inception Date:
Dec. 2, 1996)        10.43%   11.29%    8.82%       N/A     10.86%
____________________________________________

/1/  The average annual total returns reflect  reinvestment of all distributions and  capital  gain  tax  credits.  The  performance  does not  include  any brokerage  commissions  for  purchases  made since  inception,  nor does it reflect the deduction of taxes the shareholder  would pay on  distributions or sale of Company  shares.  Past  performance is not a guarantee of future results.

/2/  Performance of the Company at net asset value is based on the  fluctuations in net asset value  during the period.  Investments  in the Company are not available at net asset value.

/3/  Performance of the Company at market value are based on market  performance during the period.

/4/  The average total returns reflect the reinvestment of all distributions and the  front-end  sales charge of up to 5.75%.  Dividend  Income Fund Class A shares also has an annual  distribution  and service fee of up to 0.30%. An expense  limitation  was in effect  during the periods  shown.  Performance would have been lower had the expense  limitation  not been in effect.  The performance does not reflect the deductions of taxes the shareholders would pay on Fund  distributions  or redemptions of Dividend  Income Fund Class A shares.

     Shares of closed-end investment companies, such as the Company,  frequently trade at a  discount  from  NAV.  This  characteristic  is a risk  separate  and distinct from the risk that the Company's NAV may decrease, and this risk may be greater for  shareholders  expecting to sell their shares in a relatively  short period.

The  following  table  shows the  quarterly  history  of public  trading  of the
Company's shares for the last two fiscal years of the Company.

                            Net Asset Value           Market Price          Percentage Discount
 Quarter Ended            High           Low       High           Low        High           Low

March 31, 2003           $13.23         $12.55    $13.15        $11.90      2.30%          (6.50%)
June 30, 2003            $14.33         $12.96    $14.80        $12.59      2.40%          (4.11%)
September 30, 2003       $14.47         $13.72    $14.21        $12.50      0.65%         (13.27%)
December 31, 2003        $15.02         $14.21    $13.69        $12.90     (4.98%)        (11.96%)
March 31, 2004           $15.39         $14.86    $14.28        $13.40     (6.85%)        (10.44%)
June 30, 2004            $15.26         $14.28    $13.88        $12.13     (8.81%)        (15.46%)
September 30, 2004       $14.67         $14.05    $12.93        $12.25    (10.17%)        (13.98%)
December 31, 2004        $15.14         $14.11    $13.47        $12.37    (10.28%)        (13.89%)

As of [March 31,  2005],  the NAV per share of the Company  was [$---],  and the market price per share was [$---], representing a [discount/premium] of [____%].

     As  described  more fully below under  "Reasons for the  Transaction,"  the
Board of Directors of the Company  reviewed and considered  the Funds'  relative average annual total returns in its decision to approve the Plan.

Where can I find more performance and financial information about the Funds?

     The Dividend Income Fund Prospectus (enclosed as Exhibit B), as well as the
current  Annual  Report  to  Shareholders   (enclosed  as  Exhibit  C),  contain
additional financial  information about Dividend Income Fund, including Dividend
Income Fund's  financial  performance  for the past five years under the heading
"Financial Highlights." Additional performance information,  including after tax return  information,  is contained in the Dividend Income Fund Prospectus  under the heading "Fund Profile -- How has Delaware  Dividend Income Fund  performed?"
The Annual Report to  Shareholders  of Dividend Income Fund also has discussions of Dividend Income Fund's  performance during the fiscal year ended November 30,
2004, under the heading "Management Review."

     The  Company's  Annual  Report  to  Shareholders  contains  more  financial information about the Company, including the Company's financial performance for the past five years under the heading "Financial  Highlights." The Annual Report to Shareholders also includes a discussion of the Company's  performance  during the fiscal year ended December 31, 2004, under the heading "Portfolio Management
Review." The Company's Annual Report to Shareholders is available free of charge upon request. For instructions on how to obtain additional information about the
Funds,  see the  section  "Further  Information  about the  Funds" in this Proxy
Statement/Prospectus.

What are other key features of the Funds?

     Transfer Agency Services. Mellon Investor Services LLC acts as the dividend disbursing agent, transfer agent and reinvestment plan agent for the Company and is located at Overpeck Centre,  85 Challenger Road,  Ridgefield Park, New Jersey
07660.  DSC, an affiliate of DMC, acts as the  shareholder  servicing,  dividend disbursing and transfer  agent for Dividend  Income Fund, and is located at 2005
Market  Street,   Philadelphia,   Pennsylvania  19103-7094.  DSC  also  provides
accounting  services to Dividend Income Fund. Those services include  performing all functions  related to  calculating  the Fund's net asset value and providing all  financial  reporting  services,  regulatory  compliance  testing  and other related accounting services.  For its services, DSC is paid fees by the Dividend
Income Fund according to a fee schedule that is the same for each retail fund in the Delaware  Investment  Family of Funds.  These fees are charged to each fund, including the Dividend Income Fund, on a pro rata basis.

     Custody  Services.  JP Morgan Chase Bank is the custodian of the securities and all other assets of Dividend  Income Fund.  The main office of The JP Morgan
Chase Bank is 4 Chase Metrotech Center, Brooklyn, New York 11245. Mellon Bank is
the custodian of the  securities  and all other assets of the Company.  The main office of Mellon Bank is 135 Santilli Highway, Everett, MA 02149.

     Administration Services. DSC provides certain accounting and administration services to each of the Funds. Dividend Income Fund pays DSC a monthly fee based on average  net  assets of the Fund  subject to a certain  minimum  amount.  The accounting and  administration  services  provided to the Company is paid for by
DMC out of its investment advisory fees.

     Distribution  Services.  Pursuant to an  underwriting  agreement,  Delaware
Distributors,  L.P. (the "Distributor")  serves as the national  distributor for the shares of Dividend  Income Fund.  The  Distributor  pays the expenses of the promotion and distribution of the Fund's shares, except for payments by the Fund on behalf of its shares under its 12b-1 Plans.  The  Distributor is an indirect, wholly owned subsidiary of Delaware Management  Holdings,  Inc. and an affiliate of DMC. Pursuant to a contractual arrangement with Delaware Distributors,  L.P.,
Lincoln  Financial  Distributors,   Inc.  (LFD)  is  primarily  responsible  for
promoting  the sale of  Dividend  Income  Fund  shares  through  broker/dealers, financial advisors and other financial intermediaries.

     Because the Company is a  closed-end  fund traded on the NYSE,  the Company does not have an underwriting agreement with a distributor to distribute Company shares.

     Rule 12b-1  Plans.  Dividend  Income  Fund  Class A shares  have a separate distribution or "Rule 12b-1" plan. Under the plan,  Dividend Income Fund may pay monthly fees to the  Distributor  for its services and expenses in  distributing and  promoting  the Class A shares.  These  expenses may include,  among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying  distribution and maintenance fees to securities  brokers and dealers who enter into dealer's  agreements with the  Distributor.  In addition,  absent any applicable fee waiver,  Dividend Income Fund may make payments out of the assets of the Class A shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of, or provide services to, Class A shares.

     Dividend  Income  Fund Class A shares'  Rule 12b-1 plan may pay up to 0.30%
per year of the average daily net assets of Dividend Income Fund Class A shares.
However,  the 12b-1 fee will be limited to 0.25% for at least one year following the Closing Date. For more  information  regarding  Dividend Income Fund Class A shares' Rule 12b-1 plan, please see "Purchasing Shares -- Plans Under Rule 12b-1 for the Fund Class" in its current SAI.

     There is no distribution or "Rule 12b-1" plan for Company shares.

     Purchase,  Exchange and Redemption Procedures.  The maximum front-end sales charge imposed on purchases of Dividend Income Fund Class A shares is 5.75% with reduced  charges for purchases of $50,000 or more and no front-end sales charges for  purchases of $1 million or more.  Dividend  Income Fund  requires a minimum initial  investment  generally of $1,000 and subsequent  investments of at least
$100.

     No sales charges will be applicable to Dividend  Income Fund Class A shares received  by the  Company  shareholders  in  connection  with  the  Transaction.
However,  a temporary 2%  redemption  (exchange)  fee will be  applicable to any
Dividend  Income Fund Class A shares received in connection with the Transaction that is redeemed or exchanged  within three (3) months of the Closing Date. This temporary redemption (or exchange) fee is designed,  in part, to deter arbitrage trades by investors  seeking to profit from the  difference  between the cost of purchasing  Company  shares at a discount to NAV,  and the proceeds of redeeming
Dividend  Income Fund Class A shares at NAV  following  the Closing Date. To the extent that arbitrage and other short-term  trading still occurs,  the temporary
2%  redemption  (or exchange)  fee would  protect  Dividend  Income Fund and its long-term  shareholders by recouping some of the costs of the  arbitrage-related redemptions and exchanges.

     Outside  the three (3) month  period or for  Dividend  Income  Fund Class A shares not received in connection  with the  Transaction,  you may sell (redeem)
your Dividend Income Fund Class A shares at any time without paying a redemption fee, or  exchange  all or part of your  Dividend  Income Fund Class A shares for shares of the same class in another  Delaware  Investments fund without paying a front-end sales charge or a contingent  deferred sales charge at the time of the exchange,  subject  to  certain  limitations,  as  provided  in  the  applicable prospectus.  Dividend  Income Fund Class A shares may be exchanged for shares of other Delaware  Investments  funds  generally on any day Dividend Income Fund is open for business.  Because an exchange is  technically a sale and a purchase of shares,  an  exchange  is a taxable  transaction.  Dividend  Income Fund Class A shares are  redeemed at their NAV per share.  However,  redemptions  of Dividend
Income Fund Class A shares that were  purchased  without an initial sales charge may be subject to a  Contingent  Deferred  Sales  Charge  ("CDSC")  of 1% if you
redeem the shares  within the first year or 0.5% if you redeem  them  within the second  year,  unless  a  specific  waiver  of the  charge  applies.  Additional information and specific instructions  explaining how to buy, sell, and exchange shares of Dividend  Income Fund,  and  information  regarding  any market timing restrictions on such shares, are outlined in the Dividend Income Fund Prospectus under the heading "About Your Account."

     Certain  shareholders of the Company may meet the eligibility  requirements for investing in institutional class ("Class I") shares of Dividend Income Fund.
You may inquire as to your  eligibility by contacting  DSC at  [1-800-523-1918].
Shareholders who meet the eligibility requirements will be permitted to exchange the Dividend Income Fund Class A shares for Class I shares.

     Because the Company is a closed-end fund, there are no exchange  privileges for its shares.  Further,  unlike  Dividend  Income  Fund,  shareholders  of the
Company may not redeem their shares at any time. Rather,  shareholders generally must sell their  shares on the NYSE.  However,  from time to time,  the Board of
Directors of the Company may authorize  the Company to repurchase  its shares in open market transactions at prevailing market prices in a manner consistent with the  Fund  continuing  to seek  to  achieve  its  investment  objective  ("Share
Repurchase  Program").  The Board of Directors may  authorize the  repurchase of shares  in light of  significant  discounts  at which  the  Company  shares  are trading, in order to provide additional liquidity to shareholders and to enhance the NAV of the  Company  shares.  On March  22,  2000,  the  Board of  Directors authorized  the  initial  Share  Repurchase  Program  to  repurchase  5% of  the
Company's  outstanding  common  stock,  and extended such program on February 2,
2001. However, the Company's Share Repurchase Program has not been active during the last two fiscal years ended December 31, 2004.

     Dividends,   Distributions  and  Taxes.  Dividend  Income  Fund  ordinarily declares and makes payment of dividends from its net investment  income, if any, quarterly,  and  payments  from its net  realized  securities  profits  (capital gains),  if any,  annually.  The  Company  has a  managed  distribution  policy, pursuant  to which the  Company  declares  and pays a fixed  quarterly  dividend primarily  from net  investment  income,  with the balance  coming from  capital gains, and, if necessary,  a return of capital. As of June 30, 2004, the current annualized rate is $0.68 per share.  The Company's Board of Directors may change the amount of the  quarterly  distributions  in the future based on economic and
market   conditions.   Dividend   Income   Fund  will   automatically   reinvest
distributions  in additional  shares of the Fund unless a shareholder  selects a different  option,  such as to receive  distributions  in cash,  or to  reinvest distributions  in shares of another fund in the Delaware  Investments  Family of
Funds.   Shareholders   of  the  Company  may  also  have  their   distributions
automatically  reinvested  in  additional  shares of the  Company by electing to participate  in the Company's  Automatic  Dividend  Reinvestment  Plan. For more information about the Company's Automatic Dividend  Reinvestment Plan and on how
to  participate  in the plan,  see the Company's  annual report to  shareholders under the heading "Automatic Dividend Reinvestment Plan."

     In general, if you are a taxable investor, distributions from the Funds are taxable to you at either  ordinary  income or capital  gains tax rates.  This is true whether you reinvest your  distributions in additional  shares of a Fund or receive them in cash. Every January, you will receive a statement that shows the tax status of  distributions  you received for the previous year.  Distributions that are declared in  December,  but paid in January are taxable as if they were paid in December. For federal income tax purposes, distributions from the Funds'
short-term  capital gains are taxable to you as ordinary  income.  Distributions from the Funds' long-term  capital gains are taxable to you as long-term capital gains no  matter  how long you have  owned  your  shares.  A  portion  of income dividends  designated by the Funds may be qualified dividend income eligible for taxation by individual  shareholders at long-term  capital gain rates,  provided certain holding period requirements are met.

     For more  information  about the tax  implications  of  investments  in the
Funds,  see  Dividend  Income  Fund  Prospectus  under the  heading  "Dividends, distributions  and taxes," as well as the current SAI for  Dividend  Income Fund under the heading "Taxes," and the Company's annual report to shareholders under the  heading  "Summary  of  Accounting  Policies,"  as well as under the heading
"Other  Information  About the Company - Distributions  and Tax Information," in
Exhibit D to this Proxy Statement/Prospectus.

                           REASONS FOR THE TRANSACTION

     The Board of Directors of the Company (the "Company's Board") discussed the proposed  Transaction at Board  meetings held on November 4, 2004,  December 16,
2004,  February 14, 2005 and February 16, 2005. In addition,  the non-management
Directors, including the Directors who are not interested persons of the Company
("Independent  Directors"),  met separately on August 6, 2004,  August 27, 2004,
September  13,  2004,  November  3, 2004 and  February  13,  2005 to discuss the proposed  Transaction.  The  Independent  Directors  consulted with  independent counsel throughout the process of evaluating the proposed Transaction.

     In connection  with its review of the proposed  Transaction,  the Company's
Board  requested and received  from DMC written  materials  containing  relevant
information   about  the  Company,   Dividend   Income  Fund  and  the  proposed
Transaction,  including:  (i) information  describing the investment objectives, policies and  restrictions  applicable to the Funds, as well as DMC's investment process in managing the Funds; (ii) the current expenses borne by each Fund, and
pro  forma  financial   information   estimating  the  impact  of  the  proposed
Transaction on Dividend Income Fund's operating expenses;  (iii) a comparison of the Funds' asset levels and performance histories; (iv) a proposed Agreement and
Plan  of  Acquisition;  (v)  the  estimated  cost  of  completing  the  proposed
Transaction  and the proposed  allocation of those  expenses  among the Company,
Dividend  Income Fund and DMC;  and (vi) the tax  ramifications  of the proposed
Transaction on the Funds and their  respective  shareholders.  In addition,  the
Company's  Board  requested  and  reviewed  supplemental  information  regarding
Dividend Income Fund,  including:  (i) Dividend  Income Fund's service  provider arrangements;  (ii) data comparing the operating expenses and performance record of Dividend  Income Fund to those of other  open-end  funds in its peer  groups;
(iii) recent sales and redemption  activity for Dividend  Income Fund;  (iv) the profitability  to DMC and  its  affiliates  of  providing  investment  advisory, administration,  transfer  agency and  distribution  services to Dividend Income
Fund;  and (v) the  experience  and  capabilities  of DMC and its  affiliates in managing  open-end funds,  with  particular  emphasis on the transfer agency and distribution  functions and Dividend Income Fund's Rule 12b-1  distribution  and service plan.

     The Company's  Board  considered the advantages to the  shareholders of the
Company of the proposed  Transaction.  In particular,  the Company's Board noted
that the  shareholders  of the Company  would benefit from  significantly  lower operating  expenses as  shareholders  of  Dividend  Income  Fund  following  the proposed Transaction. Management estimated that the total operating expenses for
Dividend Income Fund Class A shares would be approximately 21 basis points lower than the current total  operating  expenses of the Company.  The Company's Board also  considered  the  relatively  small size of the  Company  and the impact of higher  expenses on the Company's  expense ratios.  For example,  increasing the size of the Board to comply with the SEC's new rules on Board  composition would further  increase the Company's  operating  expenses.  The Company's  Board also considered the fact that the Company had been targeted by dissident shareholders several  times over the last five years and the  additional  expense that future proxy contests would entail.  The Company's  Board also noted that combining the
Funds could enhance  portfolio  management by increasing  Dividend Income Fund's asset base and allowing the combined fund to spread fixed expenses over a larger asset base.  Furthermore,  the Company's  Board  considered the strong  positive flows into  Dividend  Income Fund and the prospect it could benefit from further cost savings due to economies of scale as the combined fund increased its assets through ongoing distribution.

     The Company's Board also considered certain developments in the convertible securities  markets that had impacted the return  characteristics of convertible securities  and,  in turn,  made it  increasingly  difficult  for the Company to achieve its investment objective. In particular, hedge funds had become dominant in the convertible securities market over the last several years, accounting for most of the trading volume in  convertible  securities.  As a result,  new issue pricing  generally  catered to hedge funds.  Outright buyers such as the Company sought higher coupon, lower premium and total return convertible securities.  By contrast,  hedge funds focused primarily on arbitraging volatility and were less concerned with yield and premium.  As a result,  lower yielding,  higher premium convertible  securities are now predominant in the marketplace.  In addition,  a steady increase in the representation of speculative and volatile sectors (e.g., healthcare, telecommunications, technology) in the convertible securities market had  generally  increased the level of risk and  volatility  in the  convertible securities market. In light of these developments,  the Company's Board believed that the  shareholders of the Company could benefit from an investment in a fund with a broader investment mandate and lower overall risk and volatility.

     The Company's Board reviewed and considered the Funds' performance over the one-year,  three-year  and five-year  periods ended  December 31, 2004. As noted
above under  "Comparison  of Some Important  Features -- How do the  performance
records  of  the  Funds   compare?,"   Dividend   Income  Fund  Class  A  shares
significantly outperformed the Company shares over these time periods.

     The Company's  Board also  considered  the advantages of  reorganizing  the
Company with an open-end fund. In particular, the Company's Board noted that the proposed  Transaction would effectively  eliminate the significant discount from the NAV per share  that the  Company  shares had been  trading in the  secondary market. As shareholders of an open-end investment  company,  shareholders of the combined  fund would be able to redeem  their  investment  at any time at NAV in accordance  with the  requirements  of the 1940 Act,  subject  to the  temporary redemption fee discussed  above under "What are other key features of the Funds?
-- Purchases, Exchange and Redemption Procedures."

     The Company's  Board also  considered  the potential  disadvantages  to the shareholders of the Company of the proposed Transaction. One disadvantage is the cost of completing the proposed  Transaction.  The Board considered the proposed allocation  of the  Transaction-related  expenses  among the  Company,  Dividend
Income Fund and DMC and concluded  that it was reasonable and that the interests of  the  Company's  shareholders  would  not  be  diluted  as a  result  of  the
Transaction.

     The Company's Board also considered that  reorganizing  the Company into an open-end  fund  like  Dividend  Income  Fund  would  cause  it to  lose  certain advantages  associated  with  the  closed-end  fund  structure.  In  particular, open-end  funds are not able to remain as fully  invested  as  closed-end  funds because open-end funds must maintain  adequate  liquidity to honor  redemptions.
Open-end  funds  are also  limited  in  their  ability  to  invest  in  illiquid securities, which may preclude otherwise desirable investment opportunities.  In addition,  open-end  funds  generally do not have the ability to use leverage to the same extent as closed-end funds.

     The  Company's   Board  also   considered  the  potential  for  significant
redemption  activity  by  arbitrageurs  immediately  after  the  closing  of the
Transaction,  resulting in increased  transaction  fees, a shrinking asset base, disruption to the investment strategy and,  ultimately,  higher expenses for the combined  fund.  Management  believed  that the proposed  Transaction  would not subject the Company's  shareholders to these negative  consequences.  First, the temporary 2% redemption fee discussed above would protect the combined fund from the cost associated with arbitrage  activity.  Second,  Dividend Income Fund was significantly  larger than the Company and was experiencing  strong positive net investment cash flows.  Management  believed that the operation of the temporary redemption  fee would help  prevent the  proposed  Transaction  from  negatively impacting Dividend Income Fund's total operating expenses in the short term, and that continued  growth of Dividend Income Fund would exert downward  pressure on overall operating expenses.

     Lastly,  the Company's  Board  considered  that open-end  mutual funds like
Dividend Income Fund are subject to compliance risks not directly  applicable to closed-end funds, such as the risks of market timing activity,  late trading and inaccurate valuations of portfolio holdings. The Board considered the experience and  capabilities  of DMC and its affiliates in managing  open-end funds and the policies and procedures they had implemented to address these compliance risks.

     Based upon their evaluation of the relevant information  presented to them, and in light of  their  fiduciary  duties  under  federal  and  state  law,  the
Company's Board, including all of its Independent Directors,  concluded that the
Transaction is in the best interests of the shareholders of the Company and that no dilution of value would  result to the  shareholders  of the Company from the
Transaction.  On February 16, 2005,  the Company's  Board,  including all of its
Independent  Directors,  unanimously  approved the Plan and decided to recommend that shareholders of the Company vote to approve the Plan.

     On February  16, 2005,  the Board of Trustees of the  Acquiring  Trust,  on
behalf of Dividend  Income Fund,  concluded that the  Transaction is in the best interests of Dividend Income Fund and its  shareholders  and that no dilution of value  would  result  to the  shareholders  of  Dividend  Income  Fund  from the
Transaction.

                   FOR THE REASONS DISCUSSED ABOVE, THE BOARD
                       OF DIRECTORS UNANIMOUSLY RECOMMENDS
                           THAT YOU VOTE FOR THE PLAN.

     If the  shareholders  of the Company do not approve the Plan,  the Board of
Directors  may  consider  other  possible  courses  of action  for the  Company, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Plan. You should read the actual Plan,  which is attached as Exhibit A, for a complete information about the Transaction.

How will the Transaction be carried out?

     If the  shareholders of the Company approve the Plan, the Transaction  will take place after various  conditions  are  satisfied,  including the delivery of certain documents. The Company and the Acquiring Trust will determine a specific date,  called the "Closing  Date," for the actual  Transaction to take place. If the  shareholders of the Company do not approve the Plan, the  Transaction  will not take place,  and the Company will  continue to operate as a closed-end  fund and the Company's Board will consider other appropriate courses of action.

     If the  shareholders  of the  Company  approve the Plan,  the Company  will transfer  substantially all of its assets to Dividend Income Fund on the Closing
Date,  which is expected to be June 10, 2005, at 5:00 p.m.  Eastern time, at the principal  office of the Acquiring Trust, but which may occur on a later date as the Company and the Acquiring Trust may agree. In exchange,  the Acquiring Trust will issue Dividend  Income Fund Class A shares that have an aggregate NAV equal to the  aggregate  NAV of the assets  delivered  to Dividend  Income  Fund.  The
Company will then distribute the Dividend Income Fund Class A shares it receives to the shareholders of the Company on a pro rata basis.  Each shareholder of the
Company  will  receive a number of  Dividend  Income Fund Class A shares with an aggregate NAV equal to the aggregate NAV of his or her Company shares. The value of the assets to be delivered to Dividend Income Fund shall be the value of such assets  computed  as of the close of business  of the NYSE  (normally  4:00 p.m.
Eastern time) on the Closing Date.

     As promptly as is  practicable  after the Closing Date,  each holder of any outstanding certificate or certificates representing shares of the Company shall be entitled to surrender  those  certificates to Dividend Income Fund's transfer agent in  exchange  for the number of  Dividend  Income Fund Class A shares into which their Company shares, as represented by the certificate or certificates so surrendered,  shall have been converted.  Certificates  for Dividend Income Fund
Class  A  shares  shall  not  be  issued.  Following  the  Closing  Date,  until outstanding  certificates for Company shares are  surrendered,  certificates for
Company shares shall be deemed, for purposes of the Acquiring Trust, to evidence ownership of the appropriate number of Dividend Income Class A shares into which the Company shares have been converted.

     To the extent  permitted  by law, the Company and the  Acquiring  Trust may agree to amend the Plan without shareholder  approval.  If any amendment is made to the Plan that would have a material adverse effect on shareholders, the Funds expect that such change will be submitted to the affected shareholders for their approval.

     Each of the Company and the Acquiring  Trust has made  representations  and warranties  in the Plan that are  customary in matters such as the  Transaction.
The  obligations  of the  Company  and the  Acquiring  Trust under the Plan with respect to the Company or Dividend  Income  Fund are,  respectively,  subject to various conditions, including the following:

o    the  Acquiring  Trust's  Registration  Statement  on Form  N-14  under  the
     Securities Act of 1933, of which this Proxy Statement/Prospectus is a part, shall have been filed with the SEC and such  Registration  Statement  shall have become  effective,  and no stop-order  suspending the effectiveness of the  Registration  Statement shall have been issued,  and no proceeding for that purpose  shall have been  initiated or  threatened by the SEC (and not withdrawn or terminated);

o    the shareholders of the Company shall have approved the Transaction; and

o    the Company and the  Acquiring  Trust shall have  received  the tax opinion described below that the consummation of the Transaction will not result in the  recognition  of gain or loss for federal  income tax  purposes for the
     Company, Dividend Income Fund or their respective shareholders.

     The Plan may be terminated and the Transaction abandoned at any time before or after the approval of the  shareholders of the Company if the Company and the
Acquiring  Trust agree,  or by either the Company or the Acquiring  Trust if the conditions to its obligations under the Plan have not been fulfilled or waived.

Who will pay the expenses of the Transaction?

     The expenses  resulting  from the  Transaction,  including the costs of the proxy solicitation, will be borne one-third each by the Company, Dividend Income
Fund and DMC.

What are the tax consequences of the Transaction?

     The  Transaction  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Company and the Acquiring  Trust, on behalf of Dividend Income
Fund, it is expected that the law firm of Stradley  Ronon Stevens & Young,  LLP, will  provide a legal  opinion  that,  for  federal  income  tax  purposes,  (i)
shareholders  of the Company will not  recognize any gain or loss as a result of the exchange of their  Company  shares for Dividend  Income Fund Class A shares, and (ii) Dividend Income Fund and its  shareholders  will not recognize any gain or loss upon receipt of the Company's assets.

     After the Transaction, you will continue to be responsible for tracking the adjusted  tax basis and holding  period for your  shares for federal  income tax purposes.  You should consult your tax adviser  regarding the effect, if any, of the  Transaction  in light of your  individual  circumstances.  You should  also consult your tax adviser about the state and local tax consequences,  if any, of the  Transaction  because this discussion only relates to the federal income tax consequences.

What should I know about Dividend Income Fund Class A shares?

     Dividend  Income Fund Class A shares will be distributed to shareholders of the Company and generally will have the same legal characteristics as the shares of the Company  with respect to such  matters as voting  rights,  assessibility, conversion rights and transferability.

     If the  Transaction  is approved,  full and  fractional  shares of Dividend
Income Fund Class A shares will be distributed to shareholders of the Company in accordance with the procedures  described above.  When issued in accordance with the Plan, each share will be validly issued, fully paid, non-assessable,  freely transferable  and will have full voting  rights and will have no  preemptive  or conversion  rights.  The  Dividend  Income  Fund Class A shares will be recorded electronically  in each  shareholder's  account.  Dividend Income Fund will then send a confirmation to each shareholder.  As described in its prospectus,  share certificates  for  Dividend  Income Fund Class A shares will only be issued if a shareholder  submits a specific  request for the share  certificates.  As of the
Closing  Date,  any  certificates  representing  shares of the  Company  will be cancelled.  Until exchanged,  such  certificates will be deemed to represent the appropriate  number of  Dividend  Income  Class A Shares  into which the Company shares have been converted.

     Dividend Income Fund Class A shares have noncumulative  voting rights. This gives  holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens,  holders of the remaining shares voting will not be able to elect any trustees.

     Unlike the Company,  Dividend  Income Fund does not  routinely  hold annual meetings of  shareholders.  Dividend  Income Fund may hold special  meetings for matters requiring  shareholder  approval.  A meeting of that Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

What are the  capitalizations  of the Funds and what might the capitalization be after the Transaction?

The  following  table  sets  forth,  as  of  November  30,  2004,  the  separate capitalizations  of the Company and  Dividend  Income  Fund,  and the  estimated capitalization  of  Dividend  Income  Fund as  adjusted  to give  effect  to the
Transaction.  The  capitalization  of  Dividend  Income  Fund and its classes is likely to be different when the Transaction is consummated.

                                                                     Pro Forma     Dividend Income
                                                     Dividend     Adjustments to   Fund - Projected
                                    The Company     Income Fund  Capitalization**  After Transaction
-------------------------------------------------------------------------------------------------------

Net assets (all classes)*           $86,973,041    $219,976,386       ($140,600)      $306,808,827

Total shares outstanding (all         5,832,823      19,919,257                         27,790,120
classes)*

Dividend Income  Fund - Class       $86,973,041    $105,252,660       ($103,938)      $192,121,763
A net assets

Dividend Income Fund - Class          5,832,823       9,528,314                         17,399,177
A shares outstanding

Net asset value per share for            $14.91          $11.05                             $11.04***
the Company and for Dividend
Income Fund Class A shares

*    The Company only offers one class of shares,  without separate designation.
     Dividend Income Fund has five classes of shares: Class A, Class B, Class C,
     Class R and Institutional Class.

**   The adjustments reflect the costs of the Transaction incurred by the Funds.

***  As a result of rounding certain calculations, the per share net asset value of Dividend Income Fund Class A shares after the  Transaction,  as shown in the table  above,  is $0.01  less  than the per  share net asset  value for
     Dividend Income Fund Class A shares before the Transaction. At the time the
     Transaction  is  consummated,  any  Company  shares  that  you own  will be cancelled  and you will receive new shares of Dividend  Income Fund Class A shares  that  will have a value  equal to the  value of your  shares in the
     Company.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This  section  describes  the key  investment  policies  of the Funds,  and certain noteworthy  differences between the investment objectives and strategies of the  Company as  compared to Dividend  Income  Fund.  Investment  objectives, policies or restrictions that are deemed  fundamental may not be changed without the  approval of the lesser of (i) a majority of the  outstanding  shares of the
Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented.
Policies or investment  restrictions of a Fund that are  non-fundamental  may be changed by the Board of Directors/Trustees  without shareholder approval.  While the Company's  objective is  fundamental,  Dividend  Income Fund's  objective is non-fundamental,  which means that the Board of Trustees may approve a change in the Fund's objective without shareholder approval, but is required to notify the
Fund shareholders before the change becomes effective.

     For a complete  description of Dividend Income Fund's  investment  policies and  risks,  you should  read the  Dividend  Income  Fund  Prospectus,  which is enclosed with this Proxy Statement/Prospectus as Exhibit B, and the SAI relating to this Proxy Statement/Prospectus, which is incorporated by reference into this
Proxy  Statement/Prospectus  and is  available  upon  request.  A more  complete description of the Company's  investment policies can be found under the heading
"Other  Information  About the Company - Investment  Objective And Policies," in
Exhibit D to this Proxy Statement/Prospectus.

Are  there  any  significant  differences  between  the  investment  objectives, strategies and investment policies of the Company and Dividend Income Fund?

     Investment  Objectives.  Dividend Income Fund seeks to provide high current income and an investment  that has the potential for capital  appreciation.  The
Company  seeks a high level of total  return  through a  combination  of capital appreciation and current income.  While the investment  objective of the Company
is   fundamental,   the  investment   objective  of  Dividend   Income  Fund  is
non-fundamental,  which means that the Board of Trustees may approve a change in
Dividend Income Fund's objective without  shareholder  approval,  but with prior notification to shareholders.

     Investment  Strategy.  The Funds  differ in how they seek to achieve  their individual  objectives.  Under normal circumstances,  the Company will invest at least 80% of its net assets in "convertible  securities." Convertible securities include bonds, debentures,  notes, preferred stocks or other securities that may be converted at a specified price or formula within a particular  period of time into a prescribed amount of common stock of the same or a different issuer.  The
Company  may  also  invest  in  private  placement  convertible  securities  and restricted securities.

     As of December 31, 2004, the Company's  portfolio was comprised of 53.1% of convertible bonds, 29.5% of convertible  preferred stock, 12.2% of common stock,
3.8% of preferred stock,  2.5% of commercial paper and (1.1%) of liabilities and other assets.

     While  Dividend  Income  Fund  may  invest  without  limit  in  convertible securities,  it is not  required  to invest  at least  80% of its net  assets in convertible securities like the Company.  Instead, the Dividend Income Fund will invest  between 50% and 100% of the Fund's  assets in  income-generating  equity
securities.   Equity  securities  offer  investors  the  potential  for  capital appreciation,  and may pay dividends as well. In addition, up to 50% of Dividend
Income Fund's assets may be invested in debt  securities,  of which no more than
45% of the Fund's assets can be invested in high-yield  bonds.  High-yield bonds
generally   offer  the  potential  for  greater  income   payments  than  equity
securities, and also may provide capital appreciation,  but they may entail more risk and volatility.

     As of December 31, 2004, the Dividend Income Fund's portfolio was comprised of 57.9% of domestic common stocks,  20.8% of fixed income  securities,  4.4% of
convertible   bonds,  4.7%  of  preferred  stock,  0.7%  of  investment  company securities,  8.1% in cash and cash  equivalents  and 3.4% of  assets  and  other liabilities.

     Principal  Investments.  Dividend  Income Fund primarily  invests in equity securities,  particularly  in domestic  common stock,  while the Company invests primarily in  convertible  securities  such as  convertible  bonds and preferred stocks.

     Common  stock.  Common  stocks  are  securities  that  represent  shares of ownership of a corporation.  Stockholders participate in a corporation's profits and losses,  proportionate  to the number of shares they own.  Common stocks may appreciate in value and also may pay dividends.  As common stocks fall under the category of income-generating equity securities, Dividend Income Fund may invest without limit in common stocks.

     Convertible securities. Convertible securities are usually preferred stocks or corporate  bonds that can be  exchanged  for a set number of shares of common stock  at  a  predetermined  price.  These  securities  generally  offer  higher appreciation  potential than  nonconvertible  bonds and greater income potential than  nonconvertible  preferred stocks.  The Company will invest at least 80% of its net  assets in  convertible  securities.  Dividend  Income  Fund may  invest without limit in convertible  securities of any credit quality,  including those rated below  investment  grade by a nationally  recognized  statistical  ratings organization ("NRSRO") or those that are unrated.

     Real  Estate  Investment  Trusts  (REITs).  REITs are  issued by a company, usually traded publicly, that manages a portfolio of real estate to earn profits for shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets  directly in real  property,  derive income  primarily  from the collection  of rents and can realize  capital gains by selling  properties  that have appreciated in value. Mortgage REITs invest the majority of their assets in real  estate  mortgages  and  derive  income  from the  collection  of  interest payments. By investing in REITs indirectly through a fund, a shareholder bears a proportionate  share of the expenses of the fund and  indirectly  shares similar expenses  of  the  REITs.  As  another  category  of  income  generating  equity securities,  Dividend Income Fund may invest without limit in REITs. The Company does not have a corresponding investment policy.

     High-Yield Corporate Bonds.  High-yield corporate bonds are securities that are rated lower than investment  grade by an NRSRO (rated below BBB by an NRSRO)
or, if unrated, that are believed to be of comparable quality.  These securities are considered to be of poor standing and  predominately  speculative.  Dividend
Income  Fund may invest up to 45% of its [net]  assets in  high-yield  corporate bonds. The Company does not have a corresponding investment policy.

     Foreign Securities. Foreign securities are securities of issuers organized, having a majority of their  assets,  or  deriving a majority of their  operating income, in foreign  countries.  Dividend Income Fund may invest up to 20% of its net assets in foreign equity and debt  securities,  while the Company may invest up to 25%  of its  net  assets  in  foreign  securities  (including  convertible securities).  Furthermore,  Dividend  Income Fund may invest up to 5% of its net assets in securities of issuers operating in emerging market countries.

     Investment  Company  Securities.  In some cases,  Dividend Income Fund will purchase  shares of  investment  companies  to gain  exposure to certain  market sectors or indexes. Such investment companies may include  exchange-traded funds
("ETFs").  Dividend Income Fund generally intends to invest in ETFs that seek to track the  performance of specific  industry  sectors or broad market indexes by investing  primarily in securities  that comprise the index or sector.  Dividend
Income  Fund  may  invest  up to 10% of its net  assets  in  investment  company securities if it is believed that they offer good investment opportunities. Such investment  companies may be open-end or closed-end,  registered or unregistered investment companies. These investments involve an indirect payment of a portion of the expenses of the other  investment  companies,  including  their  advisory fees.  The Company may not invest in securities of another  investment  company,
except   in   connection   with  a   merger,   consolidation,   acquisition   or
reorganization.

     Additional  Investments.  Although Dividend Income Fund normally invests in
income-generating   debt  and  equity  securities  such  as  common  stocks  and high-yield  corporate  bonds,  and the Company  normally  invests in convertible securities, both Funds may also invest in other types of investment instruments.
Each Fund has different policies regarding the following types of investments.

     Options  and  futures.  An  option  represents  the  right to buy or sell a security  at an agreed  upon price at a future  date.  A futures  contract is an agreement to purchase or sell a security at a specified price and on a specified date. Both of the Funds may invest in options and futures without limitation.

     Repurchase  Agreements.  A repurchase  agreement is an agreement  between a buyer of  securities,  such as a Fund,  and a seller of  securities in which the seller  agrees to buy the  securities  back within a specified  time at the same price the buyer paid for them,  plus an amount equal to an agreed upon  interest rate. Each Fund typically uses repurchase  agreements as a short-term investment for  the  Fund's  cash  position.  In  order  to  enter  into  these  repurchase agreements,  a Fund must have collateral of 102% of the repurchase  price.  Both
Funds will only enter into  repurchase  agreements  in which the  collateral  is comprised of U.S. government  securities.  Neither Fund may invest more than 15%
of its assets in  repurchase  agreements  with  maturities  of over seven  days.
Repurchase agreements are often viewed as equivalent to cash.

     Restricted   securities.   Restricted   securities  are  privately   placed
securities  whose resale is  restricted  under  securities  law.  Both Funds may invest in restricted  securities,  including  those that are eligible for resale only among certain institutional buyers without registration  (commonly known as
Rule 144A  Securities)  without  limitation  if certain  liquidity  criteria are satisfied.  Restricted  securities  that are  determined  to be illiquid may not exceed the Funds' 15% limit on illiquid securities, which is described below.

     Illiquid securities.  Illiquid securities are securities that do not have a ready  market and  cannot be easily  sold  within  seven days at a price that is approximately  equal to their value as assessed by the Fund. Illiquid securities include repurchase agreements maturing in more than seven days. Neither Fund may invest more than 15% of its net assets in illiquid securities.

     Temporary  Defensive  Investments.  Each  Fund may  invest  in a  temporary defensive  manner  when DMC  believes  that the Fund will be affected by adverse market  conditions.  When  investing  in this  manner,  a Fund may hold all or a substantial part of its assets in bonds, cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

How do the investment restrictions of the Funds differ?

     Set forth below is a description of the main differences between the Funds'
fundamental  investment  restrictions.  The  following is only a summary of such differences  and is  qualified  in its  entirety by  references  to the Dividend
Income Fund Prospectus  which is enclosed with this Proxy  Statement/Prospectus, and the SAI, which has been filed with the SEC and is considered to be a part of this Proxy Statement/Prospectus.

     Concentration.  Both Funds may not invest 25% or more of the total value of their  respective  net assets in any one industry (i.e.  concentrate);  provided that this restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities or, for
Dividend Income Fund, in tax-exempt obligations or certificates of deposit.

     Diversification.  Both Funds are diversified,  which means they are limited in the amount they can invest in a single issuer.

     Borrowing.  Dividend Income Fund may not borrow money,  except as permitted by the 1940  Act,  any rule or order  thereunder,  or SEC  staff  interpretation thereof. The Company may not borrow money except (a) that the Company may borrow from a bank or other entity in a privately  arranged  transaction  if after such borrowing  there is asset  coverage of at least 300% as defined in the 1940 Act;
and (b) if and when market conditions dictate, the Company may borrow from banks or other  entities in  privately  arranged  transactions  to increase  the money available to the Company to invest in securities. Investments made with borrowed money will be  primarily  for  possible  capital  appreciation,  and not income, because of the interest expense involved. The Company also reserves the right to issue commercial paper, bonds, debentures or notes, in series or otherwise, with such interest rates,  conversion  rights and other terms and provisions,  as are determined  by the  Company's  Board of  Directors.  The amount that the Company borrow may not exceed  33-1/3% of the value of the  Company's  total assets less the Fund's liabilities  (other than liabilities  represented by borrowings which are not temporary). In addition, the Company may not make any cash distributions to shareholders if, after the distribution,  there would be less than 300% asset coverage of a senior security representing indebtedness for borrowings.

     Senior   Securities.   The  Dividend  Income  Fund  may  not  issue  senior
securities,  except as permitted by the 1940 Act, any rule or order  thereunder,
or  SEC  staff  interpretation   thereof.  The  Company  may  not  issue  senior
securities, except in connection with permitted borrowings as discussed above.

     Underwriting.  Both Funds may not engage in underwriting  the securities of other  issuers,  except  that a Fund may engage in  transactions  involving  the
acquisition,   disposition  or  resale  of  its  portfolio   securities,   under
circumstances where it may be considered to be an underwriter.

     Real  Estate.  The  Funds may not  purchase  or sell  real  estate,  unless acquired  as a result  of  ownership  of  securities  or other  instruments  and provided that this restriction does not prevent a Fund from investing in issuers which  invest,  deal or  otherwise  engage  in  transactions  in real  estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     Commodities.  Both Funds may not  purchase  or sell  physical  commodities, unless acquired as a result of ownership of securities or other  instruments and provided  that this  restriction  does not  prevent  the Funds from  engaging in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical commodities.

     Loans.  Dividend  Income  Fund  may not  make  loans,  provided  that  this restriction does not prevent the Fund from purchasing debt obligations, entering
into   repurchase   agreements,   loaning  its  assets  to   broker/dealers   or
institutional  investors  and  investing  in loans,  including  assignments  and participation  interests.  The Company may also not make loans other than by the purchase of bonds,  debentures or other debt  securities  of the types  commonly offered  privately  and purchased by financial  institutions.  The purchase of a portion of an issue of a publicly  distributed debt obligation is not considered the making of a loan for purposes of this restriction.

     Other Fundamental Investment  Restrictions of the Company.  Dividend Income
Fund does not have fundamental  investment  restrictions  that are comparable to the  following  fundamental  investment  restrictions  of the Company,  although
Dividend  Income  Fund may  nonetheless  be bound by these  restrictions  to the extent they reflect requirements of applicable law. Such restrictions  currently provide that the Company may not:

o    purchase  securities  of any  issuer  with a record  of less  than a year's continuous  operation  (including that of  predecessors),  if such purchase would cause the Fund's investments in such issuers taken at market value to exceed 5% of the Fund's total assets taken at market value;

o    participate  on a joint,  or a joint  and  several,  basis  in any  trading account in securities  (Dividend Income Fund is permitted to participate in joint repurchase agreement transactions pursuant to an SEC order);

o    invest for the  purpose of  exercising  control  of the  management  of any company (this is a non-fundamental restriction for Dividend Income Fund);

o    pledge its assets to secure  borrowings,  except that it may pledge assets, taken at market or other fair value, only in amounts up to 15% of its total assets,  taken at cost,  if such pledge is to secure  borrowings  which are made for temporary or emergency purposes and which do not exceed 10% of the
     Fund's total assets,  taken at cost (Dividend Income Fund is subject to the
     1940 Act restrictions on borrowing, as discussed above);

o    invest in securities of another  investment  company,  except in connection with a  merger,  consolidation,  acquisition  or  reorganization  (Dividend
     Income  Fund is subject to the 1940 Act's  limitations  on  investments  in other investment companies);

o    purchase  securities  on margin,  except for  short-term  credits as may be necessary for the clearance of transactions; and

o    make short sales of securities, unless at the time of sale the Fund owns or has the right to acquire,  with or without payment of further consideration through its ownership of convertible or exchangeable securities or warrants or rights,  at least an equal amount of such  securities  (Dividend  Income
     Fund is  subject  to the 1940  Act's  limitations  on  issuance  of  senior securities by open-end funds, which limits the degree to which the Fund can leverage by engaging in short  sales,  unless it meets the same  conditions set forth in the Company's restriction on short sales).

What are the risks factors associated with investments in the Funds?

     Investments in the Company and Dividend Income Fund involve risks common to most investment  companies.  There is no guarantee against losses resulting from investment  in either  Fund,  or that  either Fund will  achieve its  investment objective. The achievement of a Fund's objective depends upon market conditions, generally,  and on the investment  manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved  when an  investment  in a Fund is held  for a  number  of  years.  The investment risks for the Funds are explained below.

     Market Risk.  Market risk is the risk that all or a majority of  securities in a certain  market - like the  stock or bond  market - will  decline  in value because of factors such as economic conditions,  future expectations or investor confidence.  This risk may cause the price  fluctuation of a security because of the changes in general  economic and interest  rate  conditions  that affect the market as a whole. Both Funds are subject to market risk and seek to manage this risk by maintaining a long-term investment approach.

     Industry and Security  Risk.  Industry and security risk refers to the risk that  the  value of  securities  in a  particular  industry  or the  value of an individual  stock or bond will decline because of changing  expectations for the performance of that industry or for the individual  company issuing the stock or bond. Each Fund seeks to manage this risk by implementing policies that prohibit concentration and require issuer and industry diversification. Accordingly, each
Fund  limits the amount of its  investments  in any single  issuer or any single industry and follows a rigorous selection process before choosing securities for investment.

     Interest Rate Risk. Interest rate risk refers to the risk that fixed income securities  will decrease in value if interest  rates rise.  The risk is greater for bonds with longer maturities than for those with shorter maturities. Because
Dividend  Income  Fund  may  invest  up to 50% of its  assets  in  fixed  income securities,  interest rate risk can be a significant  type of risk for the Fund.
The  Company  may also be subject to  interest  rate risk since the  Company may invest  without limit in  convertible  debt  securities.  The equity  conversion feature of convertible  securities somewhat mitigates this risk for the Company, however.

     Credit Risk. Credit risk refers to the possibility that a bond's issuer (or an entity  that  insures  the bond) will be unable to make  timely  payments  of interest and principal.  This is potentially a significant  risk for the Company since it  invests  in  convertible  debt  securities  that  may be  rated  below investment  grade,  and subordinated to  non-convertible  securities of the same issuer.  To a lesser extent,  Dividend Income Fund may also be subject to credit risk, since it may invest up to 45% of its net assets in fixed income securities rated below investment  grade. Both Funds seek to manage this risk by tending to hold a relatively  large number of different bonds to minimize the effect on the
Fund if any individual  issuer should become unable to make interest payments or repay principal.

     Real  Estate  Risk.  Real  estate  risk refers to the risk that real estate investment  trusts  held in the  portfolio  will be affected by a decline in the value of real estate, unfavorable national or regional economic conditions, lack of mortgage availability,  overbuilding, declining rents and changes in interest rates.  To the  extent  that it invests in REITs,  Dividend  Income  Fund may be subject to real estate risk.

     Foreign  Risk.  Foreign risk is the risk  associated  with  investments  in foreign  securities,  which may be adversely affected by political  instability, changes in currency rates, foreign economic conditions or inadequate  regulatory and accounting  standards.  Investments in American Depositary Receipts ("ADRs")
which represent an indirect ownership in foreign securities,  are subject to the same risks as direct  investments  in foreign  securities.  Since  neither  Fund normally invests significantly in foreign securities or ADRs, the Funds will not usually be affected to a great extent by foreign risk.

     Liquidity Risk. Liquidity risk is the possibility that the Fund's portfolio assets  cannot be readily sold within seven days at the  approximate  price that the Fund  values the  security.  The Funds seek to  mitigate  liquidity  risk by limiting their investments in illiquid  securities to not more than 15% of their respective net assets.

                       FURTHER INFORMATION ABOUT THE FUNDS

     Information  about Dividend  Income Fund is included in the Dividend Income
Fund Prospectus, which is attached to and incorporated by reference into (and is considered a part of) this Proxy  Statement/Prospectus.  Additional  information about Dividend Income Fund is included in its current SAI, which is incorporated by reference into the Dividend  Income Fund  Prospectus and is considered a part of this Proxy  Statement/Prospectus.  Dividend  Income  Fund's  Annual Report to
Shareholders for the fiscal year ended November 30, 2004 is enclosed with and is considered  a part of this  Proxy  Statement/Prospectus.  Information  about the
Company is included  in the  Company's  Annual  Report to  Shareholders  for the
fiscal  year  ended  December  31,  2004.  You may  request a free copy of these documents,  without  charge by  calling  1-800-523-1918,  or by  writing  to the
respective   Funds  at  Attention:   Account   Services,   2005  Market  Street,
Philadelphia, PA 19103.

     For more  information  with respect to Dividend  Income Fund concerning the following topics,  please refer to the following sections of the Dividend Income
Fund Prospectus:  (i) see "How has Delaware Dividend Income Fund performed?" for more  information  about the  performance  of  Dividend  Income  Fund;  (ii) see
"Investment  Manager"  for more  information  about the  investment  adviser and portfolio  managers of Dividend  Income Fund and  information  about  regulatory matters;  (iii) see "About Your Account" for more information  about the pricing of shares of Dividend  Income Fund; and (iv) see "Dividends,  distributions  and taxes" for more information  about Dividend Income Fund's policy with respect to dividends and  distributions  and tax  consequences  to  shareholders of various transactions in shares of Dividend Income Fund.

     The Company and the Acquiring Trust file proxy materials, reports and other information  with the SEC in accordance with the  informational  requirements of the  Securities  Exchange Act of 1934 and the 1940 Act.  These  materials can be inspected and copied at the SEC's Public  Reference Room at 450 Fifth Street NW,
Room 1024, Washington, D.C. 20549. Also, copies of such material can be obtained from  the  SEC's  Public  Reference  Branch,  Office  of  Consumer  Affairs  and
Information Services,  Washington, D.C. 20549-6009, at prescribed rates, or from the SEC's Web site at http://www.sec.gov.

     The Company is a Maryland  corporation.  The Acquiring  Trust is a Delaware statutory  trust.  There is much that is similar between a Maryland  corporation and a Delaware statutory trust. For example,  the  responsibilities,  powers and fiduciary  duties of the directors of the Company are  substantially  similar to those of the  trustees  of the  Acquiring  Trust.  There are,  however,  certain differences  between  the two  forms  of  organization.  The  operations  of the
Company,   as  a  Maryland   corporation,   are  governed  by  its  Articles  of
Incorporation, and any restatements, amendments and supplements thereto, as well as applicable Maryland law. The operations of the Acquiring Trust, as a Delaware statutory trust, are governed by its Agreement and Declaration of Trust, as well as applicable Delaware law.

     The following is only a discussion of certain principal differences between the  organization of each Fund, and is not a complete  description of the Funds'
organizational   documents.   Further  information  about  each  Fund's  current
corporate  structure is contained in each Fund's  prospectus and  organizational documents and in relevant State law.

     Comparison  of Capital  Structure.  The Company was organized as a Maryland corporation  pursuant to its Articles of Incorporation dated April 10, 1986 (the
"Articles of Incorporation").  Dividend Income Fund is a series of the Acquiring
Trust,  which was  organized as a Maryland  corporation  on January 16, 1987 and reorganized  as  a  Delaware  statutory  trust  pursuant  to  an  Agreement  and
Declaration of Trust dated December 17, 1998 (the  "Declaration of Trust").  The number of shares of the Acquiring Trust is unlimited and without par value.  The total number of  authorized  shares of the Company is  20,000,000  shares,  each having a par value of $0.001 per share.  The Company and the Acquiring Trust may each issue fractional shares.

     Shares  of both the  Company  and  Dividend  Income  Fund,  when  issued in accordance  with  their  terms,  are fully  paid and  nonassessable  and have no preference,  preemptive,  conversion  or  subscription  rights.  The Company and
Dividend  Income  Fund  shareholders  have  no  appraisal  rights.  However,  as shareholders  of an "open-end"  fund,  shareholders  of Dividend Income Fund are entitled to have the  Dividend  Income Fund redeem  their shares on any business day Dividend  Income Fund is open for  business  (subject to any  conditions  or limitations  described  in the  Dividend  Income Fund  Prospectus).  Because the
Company is a closed-end  fund,  the Company does not engage in the redemption of its shares,  except through Share Repurchase Programs as authorized by the Board of  Directors of the Company from time to time.  Further  information  regarding
Company  shares can be found  under the  heading  "Other  Information  About the
Company -  Outstanding  Securities  of the  Company," in Exhibit D to this Proxy
Statement/Prospectus.

     Comparison of Voting Rights. Shareholders of a Maryland corporation such as the Company are entitled to vote on, among other  things,  those  matters  which effect  fundamental  changes  in the  corporate  structure  (such  as a  merger, consolidation or sale of substantially  all of the assets of the corporation) as provided by  Maryland  law.  For each Fund,  each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional  share carries  a  proportionate  fractional  vote.  Shareholders  of the  Company  and shareholders  of Dividend  Income Fund are not entitled to cumulative  voting in the election of directors and trustees, respectively.

     The 1940 Act provides that shareholders of the Funds have the power to vote
with   respect  to  certain   matters:   specifically,   for  the   election  of
Directors/Trustees,  the selection of auditors  (under  certain  circumstances), approval  of  investment  advisory  agreements  and plans of  distribution,  and amendments to policies, goals or restrictions deemed to be fundamental.

     In  addition,  shareholders  of the Funds are  granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed and by the Articles of  Incorporation of the Company and the Declaration of Trust of
Dividend Income Fund. In most instances, the rights to vote on these matters are similar between the Funds.  For example,  the Declaration of Trust  specifically gives  shareholders  of the  Acquiring  Trust  the  power to  vote:  (1) for the election and removal of Trustees to the extent required by certain provisions of the  Declaration  of  Trust;  (2) with  respect  to  certain  amendments  to the
Declaration of Trust; and (3) on such additional matters as required by law, the
Declaration of Trust, or any registration statement of the Acquiring Trust filed with  the  SEC or any  state,  or as the  Trustees  may  consider  necessary  or desirable.  Similarly,  the Maryland General Corporation Law and the Articles of
Incorporation  grants shareholders of the Company the power to vote: (1) for the election  and  removal of  Directors  to the extent  permitted  by the  Maryland
General  Corporation Law; (2) with respect to certain amendments to the Articles of  Incorporation;  and (3) on such  additional  matters as required by law, the
Articles of  Incorporation,  or any registration  statement of the Company filed with  the SEC or any  state,  or as the  Directors  may  consider  necessary  or desirable.

     While former Company shareholders, as holders of Dividend Income Fund Class
A shares,  will have similar  distribution  and voting rights as they  currently have as Company shareholders,  there are certain differences. The organizational structures  differ  in  record  date  parameters  for  determining  shareholders entitled to notice, to vote and to a distribution,  and differ in the proportion of outstanding  shares required to vote on certain matters.  Unlike the Company, the Acquiring  Trust is  authorized to issue series and classes.  Each series of the Acquiring Trust, including Dividend Income Fund, currently has more than one class of shares.  Shareholders  of the  Acquiring  Trust are entitled to vote by series or class where any matter  affects only the interests of some but not all series or classes.

     Liability of Shareholders. Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations,  except that a shareholder may be liable to the extent that he or she receives any distribution that exceeds the amount that he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware  Statutory Trust Act provides that  shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability  extended to shareholders of private for-profit corporations.  There is, however, a remote possibility  that,  under  certain  circumstances,  shareholders  of a  Delaware statutory trust might be held personally  liable for the trust's  obligations to the  extent the courts of another  state that does not  recognize  such  limited liability  were to apply the laws of such state to a controversy  involving such obligations.  The  Declaration  of  Trust  provides  that  shareholders  of  the
Acquiring  Trust  shall not be subject  to any  personal  liability  for acts or obligations  of the  Acquiring  Trust.  In addition,  the  Declaration  of Trust provides  for  indemnification  out of the  Acquiring  Trust's  property for any shareholder  held  personally  liable  solely  by  reason of his or her being or having been a  shareholder.  Therefore,  the risk of any  shareholder  incurring financial  loss beyond his or her  investment  due to  shareholder  liability is limited to  circumstances  in which the Acquiring Trust itself is unable to meet its obligations.  Given the nature of the assets and operations of the Acquiring
Trust,  the  possibility  of the  Acquiring  Trust  being  unable  to  meet  its obligations is considered  remote,  and even if a claim were brought against the
Acquiring Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

     Election of Directors/Trustees; Terms. The shareholders of the Company have elected all of the directors of the Company.  Each director  serves until his or her  successor is elected and  qualified,  subject to his or her earlier  death, resignation  or removal in the manner  provided by law. In the case of a vacancy on the Board of  Directors  (other  than a vacancy  created  by  removal  by the shareholders),  a majority of the directors may appoint a successor to fill such vacancy.  The ability of the Board of  Directors  to appoint  directors  to fill vacancies without shareholder approval is subject to the limitations of the 1940
Act.

     The  shareholders  of the  Acquiring  Trust have  elected a majority of the trustees  of the  Acquiring  Trust.  Such  trustees  serve  for the  life of the
Acquiring Trust,  subject to their earlier death,  incapacitation,  resignation, retirement  or removal.  In the case of any vacancy on the Board of Trustees,  a majority  of the  trustees  may appoint a successor  to fill such  vacancy.  The ability of the Board of Trustees to appoint  trustees to fill vacancies  without shareholder approval is subject to the limitations of the 1940 Act.

     Meeting of Shareholders.  The bylaws of the Company require that the annual shareholders  meetings are to be held on the fourth Friday of May, or such other date within 31 days thereafter as may be set by the Board of Directors,  in each year, at 10:00 a.m., for the purpose of electing  directors and for  transacting such other business as may properly be brought before the meeting, provided that the Board of Directors may postpone any previously  scheduled  annual meeting if the Board of  Directors  determines  that such action is  appropriate  under the circumstances.  Special  meetings of shareholders may be called by the president or, in his or her absence,  the vice  president or by a majority of the Board of
Directors  or  holders  of  shares  entitled  to cast at least  25% of the votes entitled to be cast at the special meeting.  Requests for special meetings must, among  other  things,  state the  purpose of such  meeting and the matters to be voted upon.

     If the Plan is approved by shareholders and the Transaction  takes place on the  anticipated  Closing Date,  the Company will not hold an annual  meeting in
2005 (the "2005 Annual  Meeting").  If the Plan is not approved by shareholders, the Board will announce the date of the 2005 Annual Meeting  following the final adjournment of the Meeting.

     The Acquiring Trust is not required to hold annual meetings of shareholders unless  required by the 1940 Act and does not intend to do so. The bylaws of the
Acquiring Trust provide that a meeting of shareholders may be called at any time by the Board of Trustees,  the  chairperson  or the  president of the  Acquiring
Trust.  Such  shareholders  meeting  may be called for the  purpose of  electing trustees or for any other  action  requiring  shareholder  approval,  or for any matter deemed by the trustees to be necessary or desirable.

     Liability of Directors/Trustees and Officers; Indemnification. Maryland law
permits a  corporation  to eliminate  liability of its directors and officers to the corporation or its  stockholders,  except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty.  The
Company's bylaws eliminate  director and officer liability to the fullest extent
permitted  under  Maryland  law.  Under  Maryland  law,   indemnification  of  a
corporation's  directors  and officers is mandatory if a director or officer has
been   successful  on  the  merits  or  otherwise  in  the  defense  of  certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith,  a result of active and deliberate  dishonesty,  or one in which a director or officer actually received an improper benefit.

     Delaware  law  provides  that  trustees of a  statutory  trust shall not be liable to the  statutory  trust or its  shareholders  for  acting in good  faith reliance on the  provisions of its governing  instrument  and that the trustee's liabilities  may be  expanded  or  restricted  by  such  instrument.  Under  the
Declaration of Trust,  the trustees and officers of the Acquiring  Trust are not liable for any act or omission or any conduct  whatsoever  in their  capacity as trustees,  except for liability to the Acquiring  Trust or  shareholders  due to willful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties  involved in the conduct of the office of trustee.  Delaware law allows a statutory  trust to  indemnify  and hold  harmless  any trustee or other  person against any and all claims and demands.  The  Declaration  of Trust provides for the  indemnification  of its  trustees  and  officers  to the  extent  that such trustees  and  officers  act in good  faith and  reasonably  believe  that their conduct is in the best interests of Acquiring Trust,  except with respect to any matter in which it has been  determined  that such  trustee  acted with  willful misfeasance,  bad faith,  gross  negligence or reckless  disregard of his or her duties.

     Dissolution and Termination.  Maryland law provides that the Company may be dissolved by the vote of a majority of the Board of Directors and  two-thirds of the shares entitled to vote on the  dissolution.  Pursuant to the Declaration of
Trust,  the  Acquiring  Trust or any  series or class of  shares  of  beneficial interest in the Acquiring Trust may be dissolved by: (1) a majority  shareholder vote of the Acquiring  Trust or the affected series or class,  respectively;  or
(2) by the Board of Trustees  pursuant to written notice to the  shareholders of the Acquiring Trust or the affected series or class.

     Dissenter's Rights. The Company's  shareholders will not be entitled to any
"dissenters'  rights"  because Company shares are not afforded such rights under state law nor under its charter documents.  Therefore,  if the Plan is approved, the Company  shareholders  will be bound by the terms of the Plan. A shareholder of the Company may, however,  sell his or her shares of common stock on the NYSE at any time prior to the Closing Date of the Transaction. In addition, following the closing of the  Transaction,  the shareholders of the Company may redeem the
Dividend  Income Fund Class A shares received in connection with the Transaction at NAV, subject to a redemption fee of 2% if such redemption occurs within three
(3) months of the Closing Date.

     Neither  Delaware law nor the  Declaration of Trust of the Acquiring  Trust
confers upon shareholders rights of appraisal or dissenters' rights.

     Amendments to  Organization  Documents.  Consistent  with Maryland law, the
Company  reserves  the right to amend,  alter,  change or repeal  any  provision contained in the Articles of Incorporation in the manner  prescribed by statute, including any amendment that alters the contract rights,  as expressly set forth in the  Articles of  Incorporation,  of any  outstanding  stock,  and all rights conferred  on  shareholders  are  granted  subject  to this  reservation.  Other amendments  to the Articles of  Incorporation  may be adopted if approved by the affirmative  vote of a  majority  of all the  votes  entitled  to be cast on the matter. The directors have the power to alter, amend or repeal the bylaws of the
Company or adopt new bylaws at any time. Consistent with Delaware law, the Board of Trustees of the Acquiring Trust may, without shareholder approval,  amend the
Declaration  of Trust  at any  time,  except  to  eliminate  any  voting  rights pertaining  to the  shares  of the  Acquiring  Trust,  without  approval  of the majority of the shares of the  Acquiring  Trust.  The trustees have the power to alter,  amend or repeal the bylaws of the Acquiring Trust or adopt new bylaws at any time.

     Inspection  Rights.   Each  Fund  provides  certain  inspection  rights  to
shareholders  of its books  and  records,  at least to the  extent  required  by applicable law.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

     The  affirmative  vote of a majority of the  Company's  outstanding  shares entitled to vote is  necessary  to approve the Plan.  Each  shareholder  will be entitled  to one  vote for  each  full  share,  and a  fractional  vote for each fractional  share of the Company held at the close of business on March 21, 2005
(the "Record Date").

     If  sufficient  votes to  approve  the  proposal  for the  Company  are not received by the date of the Meeting,  the Meeting may be adjourned  with respect to the Fund to  permit  further  solicitations  of  proxies.  The  holders  of a majority of shares of the Company entitled to vote at the Meeting and present in person or represented by proxy (whether or not sufficient to constitute  quorum)
may adjourn the Meeting with respect to the Company. Unless otherwise instructed by a  shareholder  granting a proxy,  the persons  designated as proxies may use their discretionary authority to vote as instructed by management of the Company on questions of adjournment.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining  whether a quorum is present at the Meeting,  and will have the same effect as a vote  "against"  the Plan.  It is not  anticipated  that any  broker non-votes will be received.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing  and signing the  attached  proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan  and in  accordance  with  the  views of  management  upon any unexpected  matters that properly come before the Meeting or  adjournment of the
Meeting. You may also call toll-free to vote by telephone, or you may vote using the Internet. The insert accompanying this Proxy Statement describes how to vote using these methods.  Please refer to the  instructions  that  accompanied  your voting instruction form. If you wish to vote in person at the Meeting,  you must obtain a "legal proxy" from your  broker-dealer of record (or other nominee) and present it to the Inspector of Elections at the Meeting.

Can I revoke my proxy?

     You may  revoke  your  proxy at any time  before  it is voted by  sending a written  notice to the Company  expressly  revoking  your proxy,  by signing and forwarding to the Company a later-dated  proxy,  or by attending the Meeting and voting in person. If your shares are held through a broker-dealer, you will have to make  arrangements  with your  broker-dealer  (or other  nominee) in order to revoke any previously executed proxy.

What other matters will be voted upon at the Meeting?

     The Board of  Directors  of the Company does not intend to bring any matter before the Meeting other than that described in this Proxy Statement/Prospectus.
It is not aware of any other matters to be brought before the Meeting by others.
If any  other  matter  legally  comes  before  the  Meeting,  proxies  for which discretion  has  been  granted  will be voted in  accordance  with the  views of management.

Who is entitled to vote?

     Only  shareholders  of record of the  Company at the close of  business  on
March 21, 2005 (the "Record  Date") will be entitled to vote at the Meeting.  As of the Record Date, there were 5,832,823 outstanding shares of the Company.

What other solicitations will be made?

     This  proxy  solicitation  is being made by the Board of  Directors  of the
Company  for use at the  Meeting.  The cost of this proxy  solicitation  will be shared as set forth above under  "Information  about the Transaction -- Who will pay the  expenses of the  Transaction?"  In addition  to  solicitation  by mail, solicitations also may be made by advertisement,  telephone, telegram, facsimile transmission or other electronic media, or personal contacts.

     In addition to solicitation  services to be provided by D.F. King & Co., as described  below,  proxies may be solicited by the officers and employees of the
Company  and the  Acquiring  Trust (none of whom will  receive any  compensation therefor in addition to their regular  salaries) and/or regular employees of DMC or other service providers,  or any of their affiliates.  Arrangements will also be made with brokerage houses and other custodians,  nominees and fiduciaries to forward  solicitation  materials to the beneficial owners of the Company shares, and such persons will be reimbursed for their expenses.

     The Company has retained  D.F.  King & Co. at a fee estimated not to exceed
$30,000, plus reimbursement of reasonable  out-of-pocket  expenses, to assist in the  solicitation  of proxies (which amount is included in the estimate of total expenses  above).  The Fund has also agreed to indemnify D.F. King & Co. against certain  liabilities  and  expenses,  including  liabilities  under the  federal securities  laws.  D.F.  King & Co. is located at 48 Wall Street,  New York,  NY
10005.

                           PRINCIPAL HOLDERS OF SHARES

     As of the Record  Date,  the officers  and  directors of the Company,  as a group,  owned of record and beneficially less than 1% of the outstanding  voting shares of the  Company.  In addition,  as of the Record  Date,  the officers and trustees of the Acquiring  Trust, as a group,  owned of record and  beneficially less than 1% of the outstanding voting shares of Dividend Income Fund. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of either Fund,  except as listed  below,  as of the Record  Date,  no other person owned  (beneficially  or of record) 5% or more of the outstanding  shares of the
Company or of any class of Dividend Income Fund.

Name and Address     Share Class                 Percentage (%)
-------------------- --------------------------- ----------------------------

By Order of the Board of Directors,

David F. Connor
Secretary

_____________, 2005

GLOSSARY

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Net Asset Value (NAV) - The value of a fund is  determined by deducting a fund's liabilities  from the total  assets of the  portfolio.  The net asset  value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities  Dealer - A financial  institution  that,  either directly or through affiliates,  has an agreement with the Distributor to handle customer orders and accounts with Dividend and Income Fund. This reference is for  convenience  only and does not indicate a legal conclusion of capacity.

U.S. - United States

                     EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit

A    Form  of  Agreement  and  Plan  of  Acquisition   among  Lincoln   National
     Convertible Securities Fund, Inc., Delaware Group Equity Funds V (on behalf of Delaware  Dividend  Income Fund),  and Delaware  Management  Company,  a
     series of Delaware Management Business Trust.

B    Prospectus  of  Delaware  Dividend  Income  Fund - Class A, B, C& R,  dated
     January 30, 2004 (enclosed).

C    Annual  Report to  Shareholders  of Delaware  Dividend  Income Fund for the
     fiscal year ended November 30, 2004 (enclosed).

D    Other  Information  About the Company - Investment  Objective and Policies;
     Distribution and Tax Information; Outstanding Securities of the Company.

                                   EXHIBIT A

                        AGREEMENT AND PLAN OF ACQUISITION

     THIS AGREEMENT AND PLAN OF ACQUISITION (the "Plan") is made as of this ____
day of  __________,  2005,  by  and  among:  (i)  Lincoln  National  Convertible
Securities Fund, Inc.  ("Acquired  Fund"), a corporation  incorporated under the laws of the State of Maryland and a  closed-end  management  investment  company registered  under the  Investment  Company Act of 1940, as amended ("1940 Act"), with its principal place of business at One Commerce  Square,  Philadelphia,  PA
19103; (ii) Delaware Group Equity Funds V ("Acquiring  Trust"), on behalf of its series  Delaware  Dividend  Income Fund  ("Acquiring  Fund"),  a statutory trust formed  under  the laws of the  State of  Delaware  and an  open-end  management investment  company  registered  under the 1940 Act, with its principal place of business at One Commerce  Square,  Philadelphia,  PA 19103;  and (iii)  Delaware
Management  Company ("DMC"), a series of Delaware  Management  Business Trust, a statutory  trust  formed  under  the  laws of the  State of  Delaware,  with its principal place of business at One Commerce Square, Philadelphia, PA 19103.

                                 REORGANIZATION

     The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the acquisition by Acquiring  Trust, on behalf of Acquiring Fund, of  substantially  all of the property,  assets and goodwill of Acquired Fund in exchange solely for full and fractional shares of beneficial  interest,  without par value, of Acquiring Fund - Class A Shares  ("Acquiring  Fund Shares");  (ii)
the  distribution of Acquiring Fund Shares to the  shareholders of Acquired Fund according to their  respective  interests in  liquidation  of Acquired Fund; and
(iii) the  dissolution  of  Acquired  Fund as soon as is  practicable  after the closing (as defined in Section 3,  hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan and the Reorganization and in consideration of the premises and of the covenants and agreements  hereinafter set forth,  and intending to be legally bound, the parties hereto covenant and agree as follows:

1.   Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

     (a)  Subject to the terms and  conditions of this Plan,  and in reliance on the  representations  and warranties of Acquiring  Trust, on behalf of
          Acquiring Fund, herein contained, and in consideration of the delivery by  Acquiring  Trust,  on behalf of Acquiring  Fund,  of the number of
          Acquiring Fund Shares hereinafter provided,  Acquired Fund agrees that it will convey,  transfer and deliver to Acquiring Trust, on behalf of
          Acquiring  Fund,  at the Closing all of Acquired  Fund's then existing
          assets,  free  and  clear  of  all  liens,   encumbrances  and  claims
          whatsoever (other than  shareholders'  rights of redemption,  if any), except for cash,  bank  deposits or cash  equivalent  securities in an estimated  amount  necessary  to:  (i) pay the costs and  expenses  of carrying out this Plan (including, but not limited to, fees of counsel and  accountants,  and  expenses of its  liquidation  and  dissolution contemplated hereunder), which costs and expenses shall be established on Acquired  Fund's books as liability  reserves;  (ii)  discharge its unpaid  liabilities  on its books at the  Closing  date (as defined in
          Section 3, hereinafter called the "Closing Date"),  including, but not limited to, its income dividends and capital gains  distributions,  if any,  payable for the period prior to, and  through,  the Closing Date and excluding those  liabilities that would otherwise be discharged at a later date in the ordinary  course of  business;  and (iii) pay such contingent liabilities as the Board of Directors of Acquired Fund (the
          "Acquired Fund Board") shall reasonably deem to exist against Acquired
          Fund,  if any, at the Closing  Date,  for which  contingent  and other appropriate liability reserves shall be established on Acquired Fund's books (hereinafter "Net Assets").  Acquired Fund shall also retain any and all rights  that it may have over and  against any person that may have arisen up to and  including  the close of business on the Closing
          Date.

     (b)  Subject to the terms and  conditions of this Plan,  and in reliance on the  representations and warranties of Acquired Fund herein contained, and in consideration of such sale, conveyance,  transfer and delivery,
          Acquiring Trust, on behalf of Acquiring Fund, agrees at the Closing to
          deliver  to  Acquired  Fund  the  number  of  Acquiring   Fund  Shares
          determined  by:  (i)  dividing  the net  asset  value per share of the
          Acquired  Fund by (ii) the net asset value per share of the  Acquiring
          Fund  Shares,  and (iii)  multiplying  the  resulting  quotient by the number of outstanding  Acquired Fund shares.  All such values shall be determined  in the  manner  and as of the time set forth in  Section 2 hereof.

     (c)  Immediately  following  the  Closing,  Acquired  Fund  shall  effect a liquidating  distribution  of the  Acquiring  Fund Shares  received by
          Acquired  Fund  pursuant to this  Section 1,  together  with any other assets,  pro rata to Acquired Fund's  shareholders of record as of the close of business on the Closing Date. Such  liquidating  distribution shall be  accomplished by the  establishment  of accounts on the share records  of  Acquiring  Fund of the type and in the  amounts  due such shareholders  based on their  respective  holdings  as of the close of business on the Closing Date.  Fractional  Acquiring Fund Shares shall be carried to the third decimal  place.  As promptly as is practicable after the  Closing,  each  holder of any  outstanding  certificate  or certificates  representing  common stock of Acquired  Fund  ("Acquired
          Fund Shares")  shall be entitled to surrender the same to the transfer agent for Acquiring  Trust,  on behalf of Acquiring  Fund, in exchange for the number of Acquiring  Fund Shares into which the Acquired  Fund
          Shares  theretofore  represented by the certificate or certificates so surrendered  shall have been  converted.  Until so  surrendered,  each outstanding  certificate  which,  prior  to the  Closing,  represented
          Acquired  Fund  Shares  shall  be  deemed  for all  Acquiring  Trust's purposes to evidence  ownership of the number of Acquiring Fund Shares into which the Acquired  Fund Shares  (which prior to the Closing were represented  thereby)  have been  converted.  Promptly  following  the
          Closing and the liquidating  distribution of the Acquiring Fund Shares
          (and any  resolution of litigation or other  contingent  liabilities),
          Acquired Fund shall be dissolved.

2.   Valuation.

     (a)  The value of Acquired  Fund's Net Assets to be  acquired by  Acquiring
          Trust, on behalf of Acquiring Fund,  hereunder shall be computed as of
          4:00 p.m. Eastern time on the Closing Date in a manner consistent with the valuation  procedures  described in Acquired  Fund's  registration statement on Form N-2 dated June 19, 1986,  as such  disclosures  have been amended to date by any: (i)  amendments  to Acquired  Fund's Form
          N-2  filed  with the U.S.  Securities  and  Exchange  Commission  (the
          "SEC");  (ii) press  releases  issued on behalf of Acquired  Fund; and
          (iii) Acquired Fund annual or semi-annual reports sent to shareholders pursuant to Section 30 of the 1940 Act  (together,  the "Acquired Fund
          Disclosure Documents").

     (b)  The net asset value per Acquired Fund Share shall be determined to the second decimal place as of 4:00 p.m.  Eastern time on the Closing Date in a manner  consistent  with the  valuation  procedures  described in
          Acquired Fund's Disclosure Documents.

     (c)  The net asset value of a share of  beneficial  interest  of  Acquiring
          Fund Shares shall be determined to the second decimal place as of 4:00
          p.m. Eastern time on the Closing Date in a manner  consistent with the valuation procedures described in Acquiring Fund's currently effective prospectus.

3.   Closing Date

     The  Closing  Date shall be [DATE],  or such later date as the  parties may mutually  agree.  The  Closing  shall  take  place at the  principal  office  of
Acquiring  Trust at 5:00 p.m.  Eastern time, on the Closing Date.  Acquired Fund shall  have  provided  for  delivery  as of the  Closing  of those Net Assets of
Acquired Fund to be  transferred to the account of Acquiring  Fund's  custodian,
JPMorgan  Chase  Bank,  4 Chase  MetroTech  Center,  Brooklyn,  New York  11245.
Acquired Fund shall also deliver at the Closing a list of names and addresses of the  shareholders  of record of its Acquired  Fund Shares and the number of full and fractional shares of common stock of Acquired Fund Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts,  all as of 4:00 p.m. Eastern time on the Closing  Date,  certified by its transfer  agent or by its President or a
Vice President to the best of its or his or her knowledge and belief.  Acquiring
Trust,  on behalf of Acquiring  Fund,  shall issue and deliver a certificate  or certificates evidencing the Acquiring Fund Shares to be delivered to the account of  Acquired  Fund at said  transfer  agent  registered  in such  manner  as the officers of Acquired  Fund may  request,  or provide  evidence  satisfactory  to
Acquired Fund that such Acquiring Fund Shares have been registered in an account on the books of Acquiring  Trust, on behalf of Acquiring Fund, in such manner as the officers of Acquired Fund may request.

4.   Representations  and Warranties by Acquiring  Trust, on Behalf of Acquiring
     Fund.

     Acquiring  Trust, on behalf of Acquiring  Fund,  represents and warrants to
Acquired Fund that:

     (a)  Acquiring  Trust is a  statutory  trust  formed  under the laws of the
          State of Delaware on December 17, 1998, and is validly  existing under the laws of that State.  Acquiring Trust is duly registered  under the
          1940 Act as an open-end,  management investment company and all of the
          Acquiring  Fund  Shares  sold  were  sold  pursuant  to  an  effective registration  statement  filed under the  Securities  Act of 1933,  as amended (the "1933 Act"), except for those shares sold pursuant to the private  offering  exemption  for the purpose of raising the  required initial capital.

     (b)  Acquiring  Trust is authorized to issue an unlimited  number of shares of  beneficial  interest of Acquiring  Fund,  without par value,  each outstanding  share  of which is  fully  paid,  non-assessable,  freely transferable and has full voting rights. Shares of beneficial interest of Acquiring Fund are further divided into five classes of shares,  of which Acquiring Fund Shares is one, and an unlimited  number of shares of beneficial  interest,  without par value,  have been  allocated and designated to Acquiring Fund Shares.

     (c)  The audited financial statements appearing in Acquiring Trust's Annual
          Report to  Shareholders  for the fiscal year ended  November 30, 2004, audited by Ernst & Young,  LLP, a copy of which has been  delivered to
          Acquired Fund, fairly present the financial position of Acquiring Fund as of the respective dates indicated and the results of its operations for the  periods  indicated  in  conformity  with  generally  accepted accounting principles applied on a consistent basis.

     (d)  The books and records of  Acquiring  Trust  accurately  summarize  the accounting  data  represented  and contain no material  omissions with respect to the business and operations of Acquiring Fund.

     (e)  Acquiring  Trust has the necessary  power and authority to conduct its business as such business is now being conducted.

     (f)  Acquiring  Trust is not a party to or obligated under any provision of its  Declaration of Trust or its By-laws  (together,  as each has been amended to date, the "Acquiring Trust Documents"),  or any contract or any other commitment or obligation, and is not subject to any order or decree,  that would be violated  by its  execution  of or  performance under this Plan.

     (g)  Acquiring  Trust has elected to be treated as a  regulated  investment company  ("RIC")  for  federal  income  tax  purposes  under Part I of
          Subchapter  M of the Internal  Revenue  Code of 1986,  as amended (the
          "Code"), and it has qualified as a RIC for each taxable year since its inception  and  will  qualify  as a RIC as of the  Closing  Date,  and consummation  of the  transactions  contemplated  by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h)  Acquiring Trust is not under  jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

5.   Representations and Warranties by Acquired Fund.

     Acquired Fund represents and warrants to Acquiring Trust that:

     (a)  Acquired  Fund is a  corporation  incorporated  under  the laws of the
          State of Maryland on April 10, 1986, and is validly existing under the laws of that State.  Acquired Fund is duly  registered  under the 1940
          Act as a  closed-end  management  investment  company  and  all of the
          Acquired  Fund Shares  sold were sold in  compliance  in all  material respects with applicable registration requirements of the 1933 Act.

     (b)  Acquired  Fund is  authorized  to issue  twenty  million  (20,000,000)
          shares of common stock of Acquired  Fund,  par value $0.001 per share, each outstanding share of which is fully paid, non-assessable,  freely transferable  and has full  voting  rights.  Acquired  Fund  currently issues shares of one (1) class,  and it has not  designated any series of shares.

     (c)  The audited financial  statements  appearing in Acquired Fund's Annual
          Report to  Shareholders  for the fiscal year ended  December 31, 2004, audited by Ernst & Young,  LLP, a copy of which has been  delivered to
          Acquiring  Trust,  fairly  present the financial  position of Acquired
          Fund as of the  respective  dates  indicated  and the  results  of its operations  for the periods  indicated in  conformity  with  generally accepted accounting principles applied on a consistent basis.

     (d)  The books and  records  of  Acquired  Fund  accurately  summarize  the accounting  data  represented  and contain no material  omissions with respect to the business and operations of Acquired Fund.

     (e)  Acquired  Fund has the  necessary  power and  authority to conduct its business as such business is now being conducted.

     (f)  Acquired  Fund is not a party to or obligated  under any  provision of its Articles of Incorporation, as amended or supplemented from time to time, or its Bylaws  (together,  as each has been amended to date, the
          "Acquired  Fund  Corporate  Documents"),  or any contract or any other commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or  performance  under this
          Plan.

     (g)  Acquired  Fund has elected to be treated as a RIC for  federal  income tax  purposes  under Part I of  Subchapter  M of the Code,  and it has qualified as a RIC for each taxable year since its  inception and will qualify  as a RIC as of the  Closing  Date,  and  consummation  of the transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h)  Acquired  Fund is not under  jurisdiction  of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

6.   Representations  and  Warranties by Acquired Fund and Acquiring  Trust,  on
     Behalf of Acquiring Fund.

     Acquired  Fund and  Acquiring  Trust,  on behalf of  Acquiring  Fund,  each represents and warrants to the other that:

     (a)  The  statement of assets and  liabilities  to be furnished by it as of
          4:00  p.m.  Eastern  time on the  Closing  Date,  for the  purpose  of determining  the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan, will  accurately  reflect its Net Assets in the case of Acquired  Fund and its net assets in the case of Acquiring
          Fund and the  outstanding  Acquired  Fund  Shares and  Acquiring  Fund
          Shares,  respectively,  as of such date, in conformity  with generally accepted accounting principles applied on a consistent basis.

     (b)  At the Closing,  it will have good and marketable  title to all of the securities  and other  assets  shown on the  statement  of assets  and liabilities  referred to in (a) above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections of title or encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c)  Except  as  has  been  previously   disclosed  in  the  Acquired  Fund
          Disclosure  Documents  or  in  Acquiring  Fund's  currently  effective prospectus,  there is no material suit,  judicial action,  or legal or administrative  proceeding pending or threatened against Acquired Fund or Acquiring Fund, respectively.

     (d)  There are no known  actual or  proposed  deficiency  assessments  with respect to any taxes payable by it.

     (e)  The  execution,  delivery and  performance of this Plan have been duly authorized  by all  necessary  action  of the  Board  of  Trustees  of
          Acquiring  Trust (the  "Acquiring  Trust  Board") or the Acquired Fund
          Board,  respectively,  and this Plan  constitutes  a valid and binding obligation enforceable in accordance with its terms.

     (f)  It  anticipates  that the  consummation  of this  Plan  will not cause either  Acquired  Fund or  Acquiring  Fund to fail to  conform  to the requirements  of Subchapter M of the Code for federal income  taxation as a RIC at the end of its fiscal year.

     (g)  It has the  necessary  power and  authority to conduct its business as such business is now being conducted.

7.   Covenants  of Acquired  Fund and  Acquiring  Trust,  on Behalf of Acquiring
     Fund.

     (a)  Acquired Fund and Acquiring  Trust,  on behalf of Acquiring Fund, each covenants to operate its  respective  business as presently  conducted between the date hereof and the Closing.

     (b)  Acquired  Fund  undertakes  that it will not  acquire  Acquiring  Fund
          Shares for the purpose of making distributions thereof to anyone other than Acquired Fund's shareholders.

     (c)  Acquired Fund undertakes  that, if this Plan is  consummated,  it will dissolve its  corporate  existence,  file an  application  pursuant to
          Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company and take the necessary actions,  including making the necessary  filings,  to withdraw its shares from listing on those stock  exchanges on which  Acquired Fund Shares are listed as of the Closing Date.

     (d)  Acquired Fund and Acquiring  Trust,  on behalf of Acquiring Fund, each agrees that, by the Closing,  all of its federal and other tax returns and  reports  required by law to be filed on or before such date shall have been filed,  and all federal and other taxes shown as due on said returns shall have either been paid or had adequate liability reserves created for the payment of such taxes.

     (e)  At the Closing,  Acquired Fund will provide  Acquiring Trust a copy of the shareholder ledger accounts, certified by Acquired Fund's transfer agent or its  President or a Vice  President to the best of its or his or her knowledge and belief,  for all of the shareholders of record of
          Acquired Fund Shares as of 4:00 p.m.  Eastern time on the Closing Date who are to become  shareholders  of Acquiring  Fund as a result of the transfer of assets that is the subject of this Plan.

     (f)  Acquired  Fund  agrees to mail to each of its  shareholders  of record entitled to vote at the meeting of its shareholders at which action on this Plan is to be  considered,  in  sufficient  time to  comply  with requirements  as to notice  thereof,  a combined  Prospectus and Proxy
          Statement  that complies in all material  respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as
          amended,  and  Section  20(a)  of the  1940  Act,  and the  rules  and regulations, respectively, thereunder.

     (g)  Acquiring Trust, on behalf of Acquiring Fund, will file with the SEC a registration  statement  on Form N-14 under the 1933 Act  relating  to
          Acquiring Fund Shares  issuable  hereunder (the  "Acquiring  Fund N-14
          Registration  Statement"),  and will use its best  efforts  to provide that the Acquiring Fund N-14 Registration  Statement becomes effective as promptly as is practicable.  At the time it becomes effective,  the
          Acquiring  Fund N-14  Registration  Statement  will (i)  comply in all material respects with the applicable  provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required  to be stated  therein or  necessary  to make the  statements
          therein  not   misleading.   At  the  time  the  Acquiring  Fund  N-14
          Registration  Statement  becomes  effective,  at the time of  Acquired
          Fund's shareholders' meeting to consider this Plan, and at the Closing
          Date, the Prospectus and Statement of Additional  Information included in the Acquiring Fund N-14 Registration Statement will not contain any untrue  statement of a material  fact or omit to state a material fact necessary  to  make  the  statements  therein,  in  the  light  of the circumstances under which they were made, not misleading.

     (h)  Acquired Fund and Acquiring  Trust,  on behalf of Acquiring Fund, each agrees that, before the Closing,  it will deliver to the other party a copy of the  resolutions,  adopted  and  approved  by the  appropriate action of its Board,  certified by its President,  a Vice President or
          an   equivalent   officer  of  Acquired   Fund  or  Acquiring   Trust,
          respectively,  approving  the  imposition  by Acquiring  Trust of a 2%
          redemption  fee on those  Acquiring  Fund Shares issued as part of the
          Reorganization  pursuant to this Plan to Acquired Fund shareholders in exchange for their Acquired Fund Shares that are redeemed or exchanged out of Acquiring Fund within three (3) months after the Closing Date.

8.   Conditions  Precedent to be Fulfilled by Acquired Fund and Acquiring Trust,
     on Behalf of Acquiring Fund.

     The  consummation  of this Plan hereunder shall be subject to the following respective conditions:

     (a)  That:  (i) all the  representations  and warranties of the other party contained  herein shall be true and correct as of the Closing with the same  effect as  though  made as of and at such  date;  (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing;  and (iii) the other party shall have delivered to such party a certificate signed by its President,  a
          Vice President or an equivalent officer to the foregoing effect.

     (b)  That each party shall have  delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action  of the  Acquired  Fund  Board or  Acquiring  Trust  Board,  as
          appropriate,  certified  by  its  President,  a Vice  President  or an equivalent officer of Acquired Fund or Acquiring Trust, respectively.

     (c)  That the SEC shall not have issued an  unfavorable  management  report under  Section  25(b) of the 1940 Act or  instituted  or threatened to institute any proceeding  seeking to enjoin  consummation  of the Plan under  Section 25(c) of the 1940 Act.  And,  further,  no other legal, administrative  or other  proceeding  shall  have been  instituted  or threatened  that would  materially  affect the financial  condition of either party or would prohibit the transactions contemplated hereby.

     (d)  That this Plan and the Reorganization  contemplated  hereby shall have
          been   adopted  and  approved  by  the   appropriate   action  of  the
          shareholders  of Acquired Fund at an annual or special  meeting or any adjournment thereof.

     (e)  That a  distribution  or  distributions  shall have been  declared for
          Acquired  Fund  prior to the  Closing  Date  that,  together  with all previous  distributions,  shall have the effect of distributing to its shareholders  (i) all of its  ordinary  income and all of its  capital gain net  income,  if any,  for the period  from the close of its last fiscal year to 4:00 p.m.  Eastern time on the Closing  Date;  and (ii)
          any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution.  Capital gain net income has the meaning given such term by Section  1222(a) of the Code.

     (f)  That there shall be delivered to Acquired Fund and Acquiring  Trust an opinion from Stradley Ronon Stevens & Young,  LLP, counsel to Acquired
          Fund and Acquiring Trust, to the effect that, provided the acquisition contemplated  hereby is carried out in  accordance  with this Plan and the laws of the State of Maryland and the State of Delaware, and based upon certificates of the officers of Acquired Fund and Acquiring Trust with regard to matters of fact:

          (1)  The acquisition by Acquiring  Trust, on behalf of Acquiring Fund, of substantially  all the assets of Acquired Fund as provided for herein in exchange  for  Acquiring  Fund  Shares  followed by the distribution  by Acquired Fund to its  shareholders  of Acquiring
               Fund Shares in complete liquidation of Acquired Fund will qualify as a  reorganization  within the meaning of Section  368(a)(1) of the Code,  and Acquired  Fund and Acquiring  Trust,  on behalf of
               Acquiring  Fund,  will  each be a "party  to the  reorganization"
               within the meaning of Section 368(b) of the Code;

          (2)  No gain or loss  will be  recognized  by  Acquired  Fund upon the transfer of substantially  all of its assets to Acquiring Fund in exchange  solely for voting  shares of Acquiring  Fund  (Sections
               361(a) and 357(a) of the Code);

          (3)  No gain or loss will be  recognized  by  Acquiring  Fund upon the receipt of  substantially  all of the assets of Acquired  Fund in exchange  solely for voting  shares of  Acquiring  Fund  (Section
               1032(a) of the Code);

          (4)  No gain or loss  will be  recognized  by  Acquired  Fund upon the distribution  of  Acquiring  Fund Shares to its  shareholders  in liquidation  of Acquired Fund (in pursuance of the Plan) (Section
               361(c)(1) of the Code);

          (5)  The basis of the assets of Acquired  Fund  received by  Acquiring
               Fund  will be the same as the basis of such  assets  to  Acquired
               Fund immediately prior to the  Reorganization  (Section 362(b) of the Code);

          (6)  The  holding  period of the assets of Acquired  Fund  received by
               Acquiring  Fund will include the period  during which such assets were held by Acquired Fund (Section 1223(2) of the Code);

          (7)  No  gain  or  loss  will be  recognized  to the  shareholders  of
               Acquired  Fund upon the exchange of their shares in Acquired Fund for voting shares of Acquiring Fund,  including fractional shares to which they may be entitled (Section 354(a) of the Code);

          (8)  The basis of Acquiring Fund Shares  received by the  shareholders of Acquired  Fund shall be the same as the basis of the  Acquired
               Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

          (9)  The  holding  period  of  Acquiring   Fund  Shares   received  by
               shareholders  of Acquired Fund  (including  fractional  shares to which they may be entitled)  will  include the holding  period of the  Acquired  Fund  Shares  surrendered  in  exchange  therefor, provided  that the  Acquired  Fund  Shares were held as a capital asset on the effective date of the exchange  (Section  1223(1) of the Code); and

          (10) Acquiring  Fund will  succeed to and take into  account as of the date of the transfer (as defined in Section  1.381(b)-1(b) of the regulations  issued  by the  United  States  Treasury  ("Treasury
               Regulations"))  the items of Acquired  Fund  described in Section
               381(c) of the Code,  subject to the  conditions  and  limitations specified in Sections  381,  382, 383 and 384 of the Code and the
               Treasury Regulations.

     (g)  That there shall be delivered  to  Acquiring  Trust an opinion in form and substance  satisfactory to it from Stradley Ronon Stevens & Young,
          LLP,  counsel to Acquired  Fund,  to the effect  that,  subject in all respects to the  effects of  bankruptcy,  insolvency,  reorganization, moratorium,  fraudulent  conveyance  and other  laws now or  hereafter affecting generally the enforcement of creditors' rights:

          (1)  Acquired Fund is a corporation incorporated under the laws of the
               State of Maryland on April 10,  1986,  and is a validly  existing corporation and in good standing under the laws of that state;

          (2)  Acquired Fund is authorized to issue twenty million  (20,000,000)
               shares of common stock, par value $0.001 per share. Acquired Fund currently  issues  shares  of  one  (1)  class  and  it  has  not designated any series of shares. Assuming that the initial shares of common stock of Acquired Fund were issued in  accordance  with the 1940 Act and the Acquired Fund Corporate Documents,  and that all other  outstanding  shares of Acquired Fund were sold, issued and  paid  for  in  compliance  in  all  material  respects  with applicable  registration  requirements of the 1933 Act, each such
               outstanding   share  is  fully   paid,   non-assessable,   freely
               transferable  and has full voting rights in  accordance  with the terms of the Acquired Fund Corporate Documents;

          (3)  Acquired  Fund  is  a  closed-end   investment   company  of  the
               management type registered as such under the 1940 Act;

          (4)  Except as disclosed in the Acquired  Fund  Disclosure  Documents, such counsel does not know of any material suit,  action or legal
               or  administrative   proceeding  pending  or  threatened  against
               Acquired Fund, the unfavorable  outcome of which would materially and adversely affect Acquired Fund;

          (5)  All  corporate  actions  required to be taken by Acquired Fund to authorize this Plan and to effect the Reorganization contemplated hereby have been duly  authorized by all necessary  action on the part of Acquired Fund; and

          (6)  The  execution,  delivery or performance of this Plan by Acquired
               Fund  will  not  violate  any  provision  of  the  Acquired  Fund
               Corporate Documents,  or the provisions of any agreement or other instrument  known to such  counsel  to which  Acquired  Fund is a party or by which Acquired Fund is otherwise bound;  this Plan is the legal,  valid and binding  obligation of Acquired Fund and is enforceable against Acquired Fund in accordance with its terms.

          In giving the opinions set forth above, this counsel may state that it is relying on  certificates  of the  officers  of  Acquired  Fund with regard to matters of fact,  and  certain  certifications  and  written statements of governmental officials with respect to the good standing of Acquired Fund.

     (h)  That there shall be delivered to Acquired  Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel  to  Acquiring  Trust,  to the  effect  that,  subject  in all respects to the  effects of  bankruptcy,  insolvency,  reorganization, moratorium,  fraudulent  conveyance  and other  laws now or  hereafter affecting generally the enforcement of creditors' rights:

          (1)  Acquiring Trust is a statutory trust formed under the laws of the
               State of Delaware on December 17, 1998 and is a validly  existing statutory  trust  and in good  standing  under  the  laws of that
               State;

          (2)  Acquiring  Trust is  authorized  to issue an unlimited  number of shares of  beneficial  interest of  Acquiring  Fund,  without par value.  Shares  of  beneficial  interest  of  Acquiring  Fund are further  divided into five classes of shares,  of which Acquiring
               Fund  Shares  is  one,  and an  unlimited  number  of  shares  of beneficial  interest,  without par value,  has been allocated and designated  to Acquiring  Fund Shares.  Assuming that the initial
               Acquiring  Fund  Shares of  beneficial  interest  were  issued in accordance  in all  material  respects  with the 1940 Act and the
               Acquiring Trust Documents,  and that all other outstanding shares of Acquiring Fund were sold, issued and paid for in accordance in
               all  material   respects  with  the  terms  of  Acquiring  Fund's
               prospectus  in  effect  at the  time of  such  sales,  each  such
               outstanding   share  is  fully   paid,   non-assessable,   freely
               transferable  and has full voting rights in  accordance  with the terms of the Acquiring Trust Documents;

          (3)  Acquiring  Trust  is  an  open-end   investment  company  of  the
               management type registered as such under the 1940 Act;

          (4)  Except as  disclosed  in  Acquiring  Fund's  currently  effective prospectus,  such  counsel  does not know of any  material  suit,
               action  or  legal  or   administrative   proceeding   pending  or
               threatened  against  Acquiring Trust, the unfavorable  outcome of which would materially and adversely affect Acquiring Fund;

          (5)  Acquiring Fund Shares to be issued  pursuant to the terms of this
               Plan have been duly  authorized and, when issued and delivered as provided in this Plan,  will have been  validly  issued and fully paid and will be non-assessable by Acquiring Trust;

          (6)  All trust  actions  required  to be taken by  Acquiring  Trust to authorize this Plan and to effect the Reorganization contemplated hereby have been duly  authorized by all necessary  action on the part of Acquiring Trust;

          (7)  The execution,  delivery or performance of this Plan by Acquiring
               Trust,  on  behalf  of  Acquiring  Fund,  will  not  violate  any provision of the Acquiring Trust Documents,  or the provisions of any agreement or other  instrument known to such counsel to which
               Acquiring  Trust,  on behalf of Acquiring  Fund, is a party or by which Acquiring  Trust, on behalf of Acquiring Fund, is otherwise bound;  this Plan is the legal,  valid and binding  obligation of
               Acquiring  Trust, on behalf of Acquiring Fund, and is enforceable
               against   Acquiring  Trust,  on  behalf  of  Acquiring  Fund,  in
               accordance with its terms; and

          (8)  The Acquiring Fund N-14 Registration  Statement has been declared or, by operation  of rule,  has become  effective  under the 1933
               Act, and, to the best  knowledge of such  counsel,  no stop order suspending the effectiveness of such  Registration  Statement has been  issued,  and no  proceedings  for such  purpose  have  been instituted  or are pending  before or threatened by the SEC under the 1933 Act,  and nothing has come to counsel's  attention  that causes it to believe that,  at the time the  Acquiring  Fund N-14
               Registration Statement became effective,  or at the Closing, such
               Registration  Statement (except for the financial  statements and other  financial and  statistical  data included  therein,  as to which counsel need not express an opinion),  contained any untrue statement of a material  fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not  misleading;  and such  counsel  knows of no legal or government  proceedings required to be described in the Acquiring
               Fund N-14 Registration  Statement, or of any contract or document of a character  required to be  described in the  Acquiring  Fund
               N-14 Registration Statement that is not described as required.

               In giving the opinions  set forth  above,  this counsel may state that it is relying on  certificates  of the officers of Acquiring
               Trust with regard to matters of fact, and certain  certifications and written statements of governmental  officials with respect to the good standing of Acquiring Trust.

     (i)  That  Acquired  Fund  shall  have  received  a  certificate  from  the
          President or a Vice  President of Acquiring  Trust to the effect that, to the best  knowledge  and  belief of such  officer,  the  statements contained in the Acquiring Fund N-14  Registration  Statement,  at the
          time the Acquiring Fund N-14 Registration  Statement became effective, at the date of the signing of this Plan,  and at the Closing,  did not contain  any untrue  statement  of a material  fact or omit to state a material fact  required to be stated  therein or necessary to make the statements therein not misleading.

     (j)  That the Acquiring  Fund N-14  Registration  Statement with respect to
          Acquiring Fund Shares to be delivered to Acquired Fund's  shareholders in accordance with this Plan shall have become effective,  and no stop
          order  suspending  the   effectiveness  of  the  Acquiring  Fund  N-14
          Registration  Statement or any amendment or supplement thereto,  shall have been issued  prior to the  Closing  Date or shall be in effect at
          Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k)  That Acquiring Fund Shares to be delivered hereunder shall be eligible for sale  with  each  state  commission  or  agency  with  which  such eligibility  is  required  in order to permit  Acquiring  Fund  Shares lawfully to be delivered to each holder of Acquired Fund Shares.

     (l)  That, at the Closing,  there shall be transferred to Acquiring  Trust, on behalf of Acquiring  Fund,  aggregate  Net Assets of Acquired  Fund comprising  at least 90% in fair market  value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

     (m)  That there be delivered to Acquiring Trust information  concerning the tax basis of Acquired Fund in all securities  transferred to Acquiring
          Trust,  on  behalf  of  Acquiring  Fund,   together  with  shareholder
          information including the names, addresses and taxpayer identification numbers of the  shareholders  of Acquired Fund as of the Closing Date,
          the  number  of  shares  held  by  each   shareholder,   the  dividend
          reinvestment elections applicable to each shareholder,  and the backup withholding and nonresident alien withholding certifications,  notices
          or  records  on  file  with   Acquired   Fund  with  respect  to  each
          shareholder.

     (n)  That all consents of other parties, and all other consents, orders and permits of federal,  state and local regulatory authorities (including those  of the  SEC  and of  state  Blue  Sky  securities  authorities, including any necessary "no-action" positions or exemptive orders from such federal and state  authorities),  required to permit consummation of the  Reorganization  contemplated  hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not  involve a risk of a  material  adverse  effect  on the  assets or properties of Acquired Fund or Acquiring Fund.

9.   Fees and Expenses; Indemnification of Acquired Fund Directors.

     (a)  Acquired Fund and Acquiring  Trust,  on behalf of Acquiring Fund, each represents  and  warrants  to the  other  that  there are no broker or finders'  fees  payable  by it in  connection  with  the  transactions provided for herein.

     (b)  The expenses of entering into and carrying out the  provisions of this
          Plan shall be borne 33.33% by Acquiring Fund,  33.33% by Acquired Fund and 33.34% by DMC.

     (c)  DMC will,  at its  expense,  maintain  in full  force and effect for a period  of at least  three  years  from the  Closing  Date one or more directors  and  officers  errors  and  omissions  liability  insurance
          policies  ("D&O/E&O  insurance   policies")  which  provide  liability
          insurance  coverage  to all  of  the  then  current  Directors  of the
          Acquired  Fund on the  Closing  Date in an  amount  at least  equal to
          $3,000,000.

     (d)  DMC shall  indemnify each person serving as a Director of the Acquired
          Fund on the Closing Date to the fullest extent  consistent  with state law and the 1940 Act. Without  limitation of the foregoing,  DMC shall indemnify  each such person who was or is a party or is  threatened to be made a party to any  proceedings,  by  reason  of  alleged  acts or omissions  within the scope of his or her service as a Director of the
          Acquired Fund, against judgments,  fines,  penalties,  settlements and reasonable expenses (including attorneys' fees and any amount relating to a settlement)  actually  incurred by him or her in connection  with such  proceeding to the maximum extent  consistent  with state law and the 1940 Act.

10.  Termination; Postponement; Waiver; Order.

     (a)  Anything contained in this Plan to the contrary notwithstanding,  this
          Plan may be terminated  and the  Reorganization  abandoned at any time
          (whether  before or after  approval  thereof  by the  shareholders  of
          Acquired  Fund) prior to the Closing,  or the Closing may be postponed as follows:

          (1)  by mutual consent of Acquired Fund and Acquiring Trust;

          (2)  by Acquiring  Trust if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

          (3)  by Acquired Fund if any condition of its obligations set forth in
               Section 8 has not been fulfilled or waived.

               An election by Acquired Fund or Acquiring Trust to terminate this
               Plan and to abandon the Reorganization  shall be exercised by the
               Acquired Fund Board or the Acquiring Trust Board, respectively.

     (b)  If  the   transactions   contemplated  by  this  Plan  have  not  been
          consummated  by  December  31,  2005,  the  Plan  shall  automatically terminate  on that date,  unless a later date is agreed to by both the
          Acquired Fund Board and the Acquiring Trust Board.

     (c)  In the event of  termination  of this Plan pursuant to the  provisions hereof,  the Plan shall  become void and have no further  effect,  and neither  Acquired  Fund  nor  Acquiring  Trust,  nor  their  trustees, directors,  officers or agents or the shareholders of Acquired Fund or
          Acquiring Trust shall have any liability in respect of this Plan.

     (d)  At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is  entitled  to the  benefit thereof by action taken by the Acquiring  Trust Board or Acquired Fund
          Board,  as the case may be, if, in the  judgment of such  Board,  such action  or  waiver  will not have a  material  adverse  effect  on the benefits  intended under this Plan to its  shareholders,  on behalf of whom such action is taken.

     (e)  The respective  representations and warranties contained in Sections 4
          through  6  hereof  shall  expire  with  and  be   terminated  by  the
          Reorganization, and neither Acquired Fund nor Acquiring Trust, nor any of their officers,  trustees,  directors, agents or shareholders shall have any liability with respect to such  representations or warranties after the  Closing.  This  provision  shall not protect  any  officer, trustee,  director, agent or shareholder of Acquired Fund or Acquiring
          Trust  against  any  liability  to the entity for which that  officer, trustee, director, agent or shareholder so acts or to its shareholders to which that officer,  trustee,  director, agent or shareholder would otherwise  be  subject by reason of  willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f)  If any order or orders of the SEC with  respect  to this Plan shall be issued prior to the Closing and shall  impose any terms or  conditions that are  determined  by action  of the  Acquired  Fund  Board and the
          Acquiring  Trust  Board to be  acceptable,  such terms and  conditions shall be binding  as if a part of this Plan  without  further  vote or approval of the  shareholders of Acquired Fund,  unless such terms and conditions  shall  result in a change in the method of  computing  the number of Acquiring Fund Shares to be issued to Acquired Fund in which event,  unless such terms and  conditions  shall have been included in the proxy  solicitation  material  furnished  to the  shareholders  of
          Acquired  Fund  prior  to  the  meeting  at  which  the   transactions
          contemplated  by this Plan shall have been  approved,  this Plan shall not be  consummated  and shall  terminate  unless  Acquired Fund shall promptly  call a special  meeting  of its  shareholders  at which such conditions so imposed shall be submitted for approval.

11.  Entire Agreement and Amendments.

     This Plan embodies the entire  agreement  between the parties and there are no  agreements,  understandings,  restrictions  or  warranties  relating  to the transactions  contemplated  by this Plan other  than  those set forth  herein or herein  provided  for.  This Plan may be amended  only by mutual  consent of the parties in writing.  Neither this Plan nor any  interest  herein may be assigned without the prior written consent of the other parties.

12.  Counterparts.

     This Plan may be  executed  in any  number of  counterparts,  each of which shall be deemed to be an  original,  but all such  counterparts  together  shall constitute but one instrument.

13.  Notices.

     (a)  Any notice, report or demand required or permitted by any provision of this Plan shall be in  writing  and shall be deemed to have been given to Acquired Fund if delivered or mailed,  first class postage prepaid, addressed to Lincoln  National  Convertible  Securities Fund, Inc., at
          One Commerce Square, Philadelphia, PA 19103, Attention: Secretary.

     (b)  Any notice, report or demand required or permitted by any provision of this Plan shall be in  writing  and shall be deemed to have been given to  Acquiring  Trust if  delivered  or  mailed,  first  class  postage prepaid,  addressed to Delaware  Group Equity Funds V, at One Commerce
          Square, Philadelphia, PA 19103, Attention: Secretary.

14.  Governing Law.

     This Plan shall be governed by and carried out in accordance  with the laws of the State of Delaware.

           [The remainder of this page was intentionally left blank.]

     IN WITNESS WHEREOF,  Acquired Fund, Acquiring Trust, on behalf of Acquiring
Fund,  and DMC have each  caused  this Plan to be  executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                       LINCOLN NATIONAL CONVERTIBLE SECURITIES
                                       FUND, INC.

Attest:                                By:
           Name:                               Name:
           Title:                              Title:

                                       DELAWARE GROUP EQUITY FUNDS V, on behalf
                                       of Delaware Dividend Income Fund

Attest:                                By:
           Name:                               Name:
           Title:                              Title:

                                       DELAWARE MANAGEMENT COMPANY, a series of
                                       Delaware Management Business Trust

Attest:                                By:
           Name:                               Name:
           Title:                              Title:

                                    EXHIBIT D

                       OTHER INFORMATION ABOUT THE COMPANY

Investment Objective and Policies

     The  investment  objective  of the Company is to seek a high level of total return on its assets through a combination of capital  appreciation  and current income. There can be no assurance that this objective will be achieved.

     The  Company  intends  to pursue  its  investment  objective  by  investing primarily  in  "convertible  securities."  A  convertible  security  is a  bond, debenture,  note,  preferred stock or other security which may be converted at a specified price or formula within a particular  period of time into a prescribed amount of common stock of the same or a different issuer. A convertible security entitles the holder to receive interest paid on convertible debt or the dividend paid on a preferred stock until such time as the convertible security matures or is redeemed or converted. Under normal conditions, the Company intends to invest at  least  80% of its  total  assets  (determined  at the time of  purchase)  in
convertible   securities,   which  may  include   directly  placed   convertible
securities.  However,  the Company reserves the right for defensive  purposes to maintain  all or a  substantial  portion  of its  assets  in cash,  governmental
securities,   corporate  debt  securities,   and  preferred  and  common  stock.
Securities or assets obtained upon the conversion of convertible  securities may be retained  during  periods when market  conditions are  unfavorable  for their disposition.  Securities  received upon  conversion  also may be retained in the
Company's  portfolio to permit  orderly  disposition  or to establish  long-term holding periods for Federal income tax purposes.  The Company is not required to sell these securities  received upon conversion for the purpose of ensuring that
80% of its assets are invested in convertible securities.

     The Company's investment objective may be changed only with the approval of the holders of a majority of the  Company's  outstanding  voting  securities.  A
"majority of the Company's  outstanding voting  securities," means the lesser of
(i) 67% of the  shares  represented  at a meeting  at which more than 50% of the outstanding  shares are present in person or  represented  by proxy or (ii) more than 50% of the outstanding shares.

     Convertible Securities.  Convertible securities rank senior to common stock in a corporation's  capital structure and, therefore,  entail less risk than the corporation's  common  stock.  However,  convertible  securities  are  typically subordinated  to  non-convertible  securities  of the same  issuer.  Convertible securities may be rated below  investment  grade,  that is, not rated within the four highest  categories by Standard & Poor's  Corporation ("S & P") and Moody's
Investors Service ("Moody's").

     The value of a convertible security is a function of its "investment value"
(its value as if it did not have a conversion  privilege),  and its  "conversion value" (the  security's  worth,  at market value, if it were to be exchanged for the underlying security pursuant to its conversion privilege).

     To the extent that a  convertible  security's  investment  value is greater than its  conversion  value,  its price will be primarily a  reflection  of that investment  value and its price will be likely to increase when  interest  rates fall and decrease when interest rates rise, as with a fixed-income security. The credit  standing of the issuer and other  factors may also have an effect on the convertible  security's  value.  If the conversion  value exceeds the investment value,  the price of the  convertible  security  will rise above its  investment value and may be at a premium over the conversion value. This premium represents the price  investors  are  willing  to pay for the  privilege  of  purchasing  a security having an income preference with a possibility of capital  appreciation due to the  conversion  privilege.  At such  times the price of the  convertible security will tend to fluctuate directly with the price of the underlying equity security.  Convertible  securities  may be  purchased  by the Company at varying price levels above their investment values or their conversion values in keeping with the Company's investment objective.

     A  convertible  security may be subject to  redemption at the option of the issuer  at  a  price  established  in  the  instrument  pursuant  to  which  the convertible  security was issued. If a convertible  security held by the Company is called for  redemption,  the Company will be required to redeem the security, convert it into the underlying common stock or sell it to a third party.

     The  Company  may  invest  up to 25%  of its  total  assets  in  securities
(including convertible  securities) issued by entities domiciled in or organized under  the laws of  foreign  countries,  including  securities  of  entities  in emerging  markets.  The  Company may also invest in  securities  denominated  in foreign currencies.

     Direct  Placements.  The  portion of the  Company's  portfolio  that may be invested in convertible  securities  purchased in direct  placements will depend upon the relative  attractiveness of those securities as compared to convertible securities publicly offered.

     Securities  obtained by means of direct placement and other securities into which  they may be  converted  or which  may be  purchased  by the  exercise  of warrants or similar  privileges  acquired  with such  securities  are subject to statutory or contractual restrictions and delays on resale. They are, therefore,
often  referred  to  as  "restricted   securities."  Restricted  securities  may
generally be resold only in a privately  negotiated  transaction  with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Such securities are therefore unlike securities which are traded in the open market and which can be expected  to be sold  immediately  if the market is adequate.

     If the restricted securities are convertible,  however,  these restrictions ordinarily  are not as onerous.  When  restricted  securities are converted into common stock and the common stock is publicly traded (as is typically the case), such common  stock  normally may be resold  beginning  two years  following  the acquisition of the restricted securities,  subject to the volume limitations and certain other conditions of Rule 144 under the Securities Act of 1933. Beginning three years after the acquisition of the restricted securities, the common stock received upon conversion ordinarily may be resold without restriction.

     Direct  placements of debt securities  have  frequently  resulted in higher yields and restrictive covenants providing greater protection for the purchaser, such as longer call or refunding  protection,  than typically would be available with publicly offered securities of the same type.  Securities  acquired through direct  placement may also have special features not usually  characteristic  of similar  securities  offered  to the  public,  such as  contingent  interest  or warrants for the purchase of the issuer's  stock.  An issuer is often willing to create more attractive  features in its securities issued privately,  because it has  avoided  the  expense  and  delay  involved  in a  public  offering  of its securities.  For  various  reasons,  an issuer  may prefer or be  required  as a practical  matter  to  obtain  private  financing.  At  certain  times,  adverse conditions in the public securities markets may preclude a public offering of an issuer's securities.

     Other  Investments.  Pending  investment in convertible  securities and for defensive  purposes,  the  Company  expects  to  invest  from  time  to  time in investment  grade  non-convertible  fixed-income  securities.  In addition,  the
Company may invest in common stocks and in money market securities. Money market securities  which  may be  held  by the  Company  include  U.S.  government  and government  agency  securities,  commercial  paper,  certificates of deposit and bankers' acceptances. Bank money market instruments in which the Company invests will be issued  by  depository  institutions  with  total  assets of at least $1 billion.  The Company's  commercial  paper  investments  at the time of purchase normally  will be rated at least "A-l" by S & P or at least "P-1" by Moody's or, if not rated, be issued by corporations  having an outstanding  debt issue rated at least "A" by S & P or Moody's.

     The  Company  also may  invest  from time to time in  non-investment  grade
income   securities  with  equity  features.   These   investments  may  include
subordinated  debt  securities  accompanied  by warrants to purchase  the common stock of the issuer.  In some instances the subordinated  debt securities may be exchanged in payment of the exercise price of the accompanying warrants.

     When-Issued and Delayed Delivery Securities and Forward  Commitments.  From
time to time,  in the  ordinary  course of  business,  the Company may  purchase securities on a when-issued  or delayed  delivery  basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the  commitment,  but delivery and payment can take place a month or more after the date of the  commitment.  While the Company will only purchase  securities  on a  when-issued,  delayed  delivery or forward commitment basis with the intention of acquiring the securities, the Company may sell the securities before the settlement date, if it is deemed  advisable.  The securities  so  purchased  or sold are  subject  to  market  fluctuation  and no interest  accrues to the purchaser  during this period.  At the time the Company makes the commitment to purchase or sell  securities on a  when-issued,  delayed delivery  or  forward  commitment  basis,  it will  record the  transaction  and thereafter reflect the value, each day, of the security purchased or, if a sale, the proceeds to be received,  in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

     When, As and If Issued Securities. The Company may purchase securities on a
"when, as and if issued" basis under which the issuance of the security  depends upon the  occurrence  of a  subsequent  event,  such as  approval  of a  merger, corporate  reorganization or debt restructuring.  The securities so purchased or sold are subject to market  fluctuation and no interest accrues to the purchaser during this period.  At the time the Company makes the commitment to purchase or sell  securities  on a  "when,  as and if  issued"  basis,  it will  record  the transaction  and  thereafter  reflect  the  value,  each  day,  of the  security purchased or, if a sale,  the proceeds to be received,  in  determining  its net asset value. At the time of delivery of the securities,  their value may be more or less than the purchase or sale price.

     Options.  The  Company  may  purchase  or sell  (write)  listed  options on securities as a means of achieving  additional return or of hedging the value of the Company's portfolio. The Company will write only "covered" options listed on a national  securities  exchange.  This means  that,  as long as the  Company is obligated as the writer of a call option,  it will own the  underlying  security subject  to the  option  or it  will  own a  convertible  security  that  may be converted  into the  underlying  security.  The Company will  normally not write options in an amount exceeding 20% of the value of its total assets. The Company may buy only options that are listed on a national securities exchange.

     A call  option is a contract  that gives the holder of the option the right to buy from the  writer  (seller)  of the call  option,  in return for a premium paid, the security  underlying  the option at a specified  exercise price at any time  during  the term of the  option.  The  writer of the call  option  has the obligation  upon exercise of the option to deliver the underlying  security upon payment  of the  exercise  price  during the  option  period.  A put option is a contract  that  gives the  holder of the  option the right to sell to the writer
(seller),  in return for a premium, the underlying security at a specified price during the term of the option.  The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

     If the Company has written an option,  it may terminate  its  obligation by effecting a closing purchase transaction.  This is accomplished by purchasing an option of the same  series as the  option  previously  written.  There can be no assurance  that either a closing  purchase or sale  transaction  can be effected when the Company so desires.

     An option  position may be closed out only on an exchange  which provides a secondary  market for an option of the same  series.  Although  the Company will generally  purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular  option. The Company will normally not purchase options if, as a result, the aggregate cost of all outstanding  options would exceed 10% of the Company's total assets.

     Borrowing.  The Company may, if and when market conditions dictate,  borrow from banks or other entities in privately arranged  transactions to increase the money  available to the Company to invest in securities.  Investments  made with borrowed  money will be primarily  for possible  capital  appreciation,  and not income,  because  of the  interest  expense  involved.  Borrowing  to  invest in securities would involve additional risk to the Company,  since interest expense may be greater than the income from or appreciation  of the securities  financed and since the value of the  securities  financed  may  decline  below the amount borrowed.

     The Company  also  reserves  the right to issue  commercial  paper,  bonds, debentures  or  notes,  in  series  or  otherwise,  with  such  interest  rates, conversion  rights and other  terms and  provisions,  as are  determined  by the
Company's  Board of  Directors.  The 1940 Act  requires  the Company to maintain
"asset  coverage" of not less than 300% of its "senior  securities  representing indebtedness"  (which excludes certain temporary  borrowings).  This means that, except for temporary borrowings, the amount which the Company may borrow may not exceed  33-1/3% of the value of the  Company's  total assets less the  Company's liabilities  (other than  liabilities  represented  by borrowings  which are not temporary).  In  addition,  the Company may not make any cash  distributions  to shareholders  if,  after the  distribution,  there would be less than 300% asset
coverage  of  a  senior  security   representing   indebtedness  for  borrowings
(excluding for this purpose certain  evidences of indebtedness made by a bank or
other  entity  and  privately   arranged,   and  not  intended  to  be  publicly
distributed).

     Short Sales  "Against  the Box." The Company may also engage in short sales
"against  the box." While a short sale is made by selling a security the Company does not own, a short sale is  "against  the box" to the extent that the Company contemporaneously  owns or has the right to obtain at no added  cost  securities identical to those sold short. Such short sales will be used by the Company only for the purpose of deferring  recognition of gain or loss for federal income tax purposes.

Distribution and Tax Information

     The  Company  is  qualified,  and  intends to  continue  to  qualify,  as a
"regulated  investment company" under Subchapter M of the Internal Revenue Code.
As a regulated  investment  company,  the Company will not be subject to federal income tax on the portion of its net  investment  income and net  capital  gains distributed to shareholders. On April 25, 2002, the Board of Directors adopted a managed  distribution  policy for the  Company.  Under the managed  distribution policy, the Company intends to pay a fixed quarterly dividend primarily from net investment  income,  with  the  balance  coming  from  capital  gains,  and,  if necessary, return of capital. This new dividend policy became effective with the quarterly  dividend  payable in July 2002.  The Company may change the amount of the  quarterly  distributions  in  the  future  based  on  economic  and  market conditions.

     Company  shareholders may elect to have their  distributions  automatically reinvested in additional shares of the Company by participating in the Company's
Automatic Dividend Reinvestment Plan. Shareholders who do not participate in the dividend reinvestment plan will receive all distributions in cash.

     In  general,  if you are a  taxable  investor,  Company  distributions  are taxable to you at either ordinary income or capital gains tax rate. This is true whether you reinvest your  distributions in additional  shares of the Company or receive them in cash. Every January, you will receive a statement that shows the tax status of  distributions  you received for the previous year.  Distributions that are declared in  December,  but paid in January are taxable as if they were paid in December.  For federal  income tax purposes,  Company  distributions  of short-term  capital  gains  are  taxable  to you  as  ordinary  income.  Company distributions of long-term capital gains are taxable to you as long-term capital gains no  matter  how long you have  owned  your  shares.  A  portion  of income dividends  designated by the Company may be qualified  dividend  income eligible for  taxation  by  individual  shareholders  at  long-term  capital  gain rates, provided certain holding period requirements are met.

     If you do not provide the Company with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

     Sales of  shares of the  Company  may  result  in gains or  losses  for tax purposes to the extent of the  difference  between the proceeds  from the shares relinquished and the shareholder's adjusted tax basis for such shares.

     Company  distributions and gains from the sale of your share generally will be subject to federal, state and local taxes. Non-U.S.  investors may be subject to U.S.  withholding  and/or estate tax, and will be subject to special U.S. tax certification  requirements.  Shareholders are advised to consult with their tax advisers about the federal,  state,  local or foreign tax  consequences  of your investment in the Company.

Outstanding Securities of the Company

-------------- ------------------ ----------------------------- ---------------------------

                                              (3)                          (4)
                                   Amount Held by Company or        Amount Outstanding
      (1)              (2)                    for               Exclusive of Amount Shown
Title of Class  Amount Authorized         its Account                   under (3)
-------------- ------------------ ----------------------------- ---------------------------
 Common Stock   20,000,000 shares              0                        5,832,823
-------------- ------------------ ----------------------------- ---------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                          DELAWARE DIVIDEND INCOME FUND
                                   a series of
                          DELAWARE GROUP EQUITY FUNDS V

                            Dated ____________, 2005

                                 Acquisition of
                       Substantially all of the Assets of
               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

                  By and in exchange for Class A shares of the
                         DELAWARE DIVIDEND INCOME FUND,
                    a series of Delaware Group Equity Funds V

     This Statement of Additional  Information (SAI) relates specifically to the proposed  exchange  of  substantially  all of the  assets  of  Lincoln  National
Convertible Securities Fund, Inc. for Class A shares of Delaware Dividend Income
Fund.

     This SAI consists of this Cover Page and the following  documents,  each of which is attached or incorporated by reference to, and is legally  considered to be a part of, this SAI:

1.   The Statement of Additional  Information  of Delaware Group Equity Funds V,
     for its series Delaware Dividend Income Fund, Delaware Small Cap Contrarian
     Fund and Delaware Small Cap Value Fund - Class A, B, C, R and Institutional
     Class dated  January 30,  2004,  (the "2004 SAI") as  previously  filed via
     EDGAR  is   incorporated   herein   by   reference   to  the   Registrant's
     Post-Effective   Amendment   No.   32   on   Form   N-1A   [Accession   No.
     0000950116-04-000330]  filed  January  30,  2004 and will be  mailed to all shareholders  who  request  this SAI.  It is  anticipated  that an  updated
     Statement of Additional  Information  of Delaware Group Equity Funds V, for
     its series  Delaware  Dividend  Income Fund,  Delaware Small Cap Contrarian
     Fund and Delaware Small Cap Value Fund - Class A, B, C, R and Institutional
     Class to be dated on or about  March 30,  2005 (the  "2005  SAI"),  will be available by that date. This 2005 SAI, when  available,  will (i) supersede the 2004 SAI; (ii) be filed with the SEC, and references in this SAI to the
     2004 SAI will  thereafter  include the 2005 SAI; and (iii) be mailed to all shareholders who request this SAI.

2.   The Annual  Report of  Delaware  Dividend  Income  Fund for the fiscal year ended November 30, 2004 as previously  filed via EDGAR is  incorporated  by reference to the Registrant's  N-CSR  [Accession No.  0000950116-05-000406]
     filed  February 4, 2005 and will be mailed to all  shareholders  requesting this SAI.

3.   Pro Forma Combining Financial  Statements for the Reorganization of Lincoln
     National  Convertible  Securities Fund, Inc. into Delaware  Dividend Income
     Fund (attached to this SAI).

     This SAI is not a Prospectus;  you should read this SAI in conjunction with
the  Prospectus/Proxy  Statement  dated  ___________,   2005,  relating  to  the
above-referenced  transaction.  You can  request a copy of the  Prospectus/Proxy
Statement by calling  1-800-523-1918  or by writing to Delaware  Dividend Income
Fund, Account Services, 2005 Market Street, Philadelphia, PA 19103.

Delaware Dividend Income Fund
PRO FORMA COMBINED
Portfolio of Investments(A)
As of November 30, 2004                                                                                 Delaware Dividend
(Unaudited)                                  Delaware Dividend            Lincoln Convertible              Income Fund
                                                Income Fund                Securities Fund              Pro Forma Combined
                            % of Net    Par/Shares     Market Value    Par/Shares Market Value        Par/Shares Market Value
                             Assets       (US$)          (US$)           (US$)          (US$)         (US$)          (US$)
                           ----------- -----------------------------  -----------------------------  -------------------------------

Common Stock                 44.57%
Aerospace & Defense           1.33%
Goodrich                                     85,700       2,720,975             -                -         85,700    2,720,975
Northrop Grumman                                  -               -        23,963        1,349,836         23,963    1,349,836
                                                    ----------------              -----------------               -------------
                                                          2,720,975                      1,349,836                   4,070,811
                                                    ----------------              -----------------               -------------
Banking, Finance &
  Insurance                   6.69%
Bank of America                              58,736       2,717,715             -                -         58,736    2,717,715
Citigroup                                    58,500       2,617,875             -                -         58,500    2,617,875
Friedman Billings Ramsey
  Group Class A                             106,425       2,034,846             -                -        106,425    2,034,846
JP Morgan Chase                              71,100       2,676,915             -                -         71,100    2,676,915
MBNA                                        104,500       2,775,520             -                -        104,500    2,775,520
Mellon Financial                             82,700       2,416,494             -                -         82,700    2,416,494
Morgan Stanley                               53,700       2,725,275             -                -         53,700    2,725,275
US Bancorp                                   87,000       2,577,810             -                -         87,000    2,577,810
                                                    ----------------              -----------------               -------------
                                                         20,542,450                              -                  20,542,450
                                                    ----------------              -----------------               -------------
Cable, Media & Publishing     1.19%
+Cablevision Systems
  Class A                                         -               -        40,000          854,000         40,000      854,000
Viacom Class B                               80,700       2,800,290             -                -         80,700    2,800,290
                                                    ----------------              -----------------               -------------
                                                          2,800,290                        854,000                   3,654,290
                                                    ----------------              -----------------               -------------
Chemicals                     0.87%
Dow Chemical                                 53,100       2,679,957             -                -         53,100    2,679,957
                                                    ----------------              -----------------               -------------
                                                          2,679,957                              -                   2,679,957
                                                    ----------------              -----------------               -------------
Computers & Technology        1.20%
Intel                                        79,300       1,772,355             -                -         79,300    1,772,355
Pitney Bowes                                 43,900       1,921,503             -                -         43,900    1,921,503
                                                    ----------------              -----------------               -------------
                                                          3,693,858                              -                   3,693,858
                                                    ----------------              -----------------               -------------
Consumer Products             0.91%
Clorox                                       50,600       2,789,072             -                -         50,600    2,789,072
                                                    ----------------              -----------------               -------------
                                                          2,789,072                              -                   2,789,072
                                                    ----------------              -----------------               -------------
Electronics & Electrical
  Equipment                   2.58%
+Benchmark Electronics                            -               -        47,878        1,678,124         47,878    1,678,124
Emerson Electric                             32,500       2,171,650             -                -         32,500    2,171,650
General Electric                             92,800       3,281,408             -                -         92,800    3,281,408
+Solectron                                   50,968         318,550        76,452          477,825        127,420      796,375
                                                    ----------------              -----------------               -------------
                                                          5,771,608                      2,155,949                   7,927,557
                                                    ----------------              -----------------               -------------
Energy                        2.87%
ChevronTexaco                                46,300       2,527,980             -                -         46,300    2,527,980
Exxon Mobil                                  57,200       2,931,500             -                -         57,200    2,931,500
Kerr-McGee                                   53,600       3,335,528             -                -         53,600    3,335,528
                                                    ----------------              -----------------               -------------
                                                          8,795,008                              -                   8,795,008
                                                    ----------------              -----------------               -------------
Food, Beverage & Tobacco      2.32%
Anheuser-Busch                               51,900       2,599,671             -                -         51,900    2,599,671
General Mills                                42,500       1,933,325             -                -         42,500    1,933,325
PepsiCo                                      51,600       2,575,356             -                -         51,600    2,575,356
                                                    ----------------              -----------------               -------------
                                                          7,108,352                              -                   7,108,352
                                                    ----------------              -----------------               -------------
Healthcare &
  Pharmaceuticals             2.61%
Merck                                        39,800       1,115,196             -                -         39,800    1,115,196
Pfizer                                      101,900       2,829,763             -                -        101,900    2,829,763
+Tenet Healthcare                           138,300       1,500,555             -                -        138,300    1,500,555
Wyeth                                        64,600       2,575,602             -                -         64,600    2,575,602
                                                    ----------------              -----------------               -------------
                                                          8,021,116                              -                   8,021,116
                                                    ----------------              -----------------               -------------
Investment Companies          0.42%
Gladstone Capital                            52,000       1,275,560             -                -         52,000    1,275,560
                                                    ----------------              -----------------               -------------
                                                          1,275,560                              -                   1,275,560
                                                    ----------------              -----------------               -------------
Leisure, Lodging &
  Entertainment               1.77%
+Jameson Inns                               785,000       1,373,750       985,000        1,723,750      1,770,000    3,097,500
Starwood Hotels &
  Resorts Worldwide                          44,600       2,332,134             -                -         44,600    2,332,134
                                                    ----------------              -----------------               -------------
                                                          3,705,884                      1,723,750                   5,429,634
                                                    ----------------              -----------------               -------------
Metals & Mining               0.90%
Alcoa                                        81,500       2,769,370             -                -         81,500    2,769,370
                                                    ----------------              -----------------               -------------
                                                          2,769,370                              -                   2,769,370
                                                    ----------------              -----------------               -------------
Paper & Forest Products       1.48%
International Paper                          58,700       2,437,224             -                -         58,700    2,437,224
Weyerhaeuser                                 32,100       2,118,600             -                -         32,100    2,118,600
                                                    ----------------              -----------------               -------------
                                                          4,555,824                              -                   4,555,824
                                                    ----------------              -----------------               -------------
Real Estate                  12.82%
American Home Mortgage
  Investment                                 54,900       1,797,426        94,500        3,093,930        149,400    4,891,356
Brandywine Realty Trust                      95,700       2,722,665             -                -         95,700    2,722,665
BRE Properties Class A                       81,400       3,308,095             -                -         81,400    3,308,095
CarrAmerica Realty                           76,000       2,461,640             -                -         76,000    2,461,640
CBL & Associates
  Properties                                 11,500         842,835             -                -         11,500      842,835
Developers Diversified
  Realty                                     60,600       2,608,830             -                -         60,600    2,608,830
Duke Realty                                  45,900       1,585,845             -                -         45,900    1,585,845
Equity Office Properties
  Trust                                      60,600       1,663,470             -                -         60,600    1,663,470
Federal Realty
  Investment Trust                           41,300       2,071,195             -                -         41,300    2,071,195
+#Fieldstone Investments
  144A                                       26,200         451,950             -                -         26,200      451,950
First Potomac Realty
  Trust                                      53,800       1,236,862             -                -         53,800    1,236,862
Hersha Hospitality Trust                     95,000         941,450             -                -         95,000      941,450
+#KKR Financial 144A                        141,000       1,431,150             -                -        141,000    1,431,150
Liberty Property Trust                       30,400       1,246,400             -                -         30,400    1,246,400
+#Medical Properties
  Trust 144A                                 11,300         113,000             -                -         11,300      113,000
+MortgageIT Holdings                        145,300       2,484,630             -                -        145,300    2,484,630
Prentiss Properties Trust                    53,100       1,985,409             -                -         53,100    1,985,409
+Saxon Capital REIT                          37,000         839,900             -                -         37,000      839,900
Simon Property Group                         34,300       2,129,344             -                -         34,300    2,129,344
Sunset Financial Resources                   84,400         876,072       113,100        1,173,978        197,500    2,050,050
Vornado Realty Trust                         31,200       2,293,200             -                -         31,200    2,293,200
                                                    ----------------              -----------------               -------------
                                                         35,091,368                      4,267,908                  39,359,276
                                                    ----------------              -----------------               -------------
Telecommunications            1.97%
Alltel                                       48,500       2,749,465             -                -         48,500    2,749,465
BCE                                         136,600       3,312,550             -                -        136,600    3,312,550
                                                    ----------------              -----------------               -------------
                                                          6,062,015                              -                   6,062,015
                                                    ----------------              -----------------               -------------
Utilities                     2.63%
Dominion Resources                           41,000       2,684,270             -                -         41,000    2,684,270
Duke Energy                                 105,300       2,661,984             -                -        105,300    2,661,984
FPL Group                                    38,600       2,714,738             -                -         38,600    2,714,738
                                                    ----------------              -----------------               -------------
                                                          8,060,992                              -                   8,060,992
                                                    ----------------              -----------------               -------------
Total Common Stock                                      126,443,699                     10,351,443                 136,795,142
                                                    ----------------              -----------------               -------------

Corporate Bonds              12.69%
Aerospace & Defense           0.14%
Armor Holdings 8.25%
  8/15/13                                 $ 395,000         443,388           $ -                -      $ 395,000      443,388
                                                    ----------------              -----------------               -------------
                                                            443,388                              -                     443,388
                                                    ----------------              -----------------               -------------
Automobiles & Automotive
  Parts                       0.16%
Advanced Accessory
  Systems 10.75% 6/15/11                    200,000         191,000             -                -        200,000      191,000
#Collins & Aikman
  Products 144A 12.875%
  8/24/12                                   360,000         311,400             -                -        360,000      311,400
                                                    ----------------              -----------------               -------------
                                                            502,400                              -                     502,400
                                                    ----------------              -----------------               -------------
Banking, Finance &
  Insurance                   0.32%
#E Trade Financial
  144A 8.00% 6/15/11                        405,000         434,362             -                -        405,000      434,362
#Farmers Exchange
  Capital 144A 7.20%
  7/15/48                                   228,000         226,927             -                -        228,000      226,927
LaBranche & Company
  11.00% 5/15/12                            215,000         231,125             -                -        215,000      231,125
Midland Funding II
  11.75% 7/23/05                             73,304          76,952             -                -         73,304       76,952
                                                    ----------------              -----------------               -------------
                                                            969,366                              -                     969,366
                                                    ----------------              -----------------               -------------
Building & Materials          0.05%
#Lone Star Industries
  144A 8.85% 6/15/05                        161,000         164,709             -                -        161,000      164,709
                                                    ----------------              -----------------               -------------
                                                            164,709                              -                     164,709
                                                    ----------------              -----------------               -------------
Cable, Media & Publishing     1.98%
American Media
  Operation 10.25% 5/1/09                   260,000         273,000             -                -        260,000      273,000
Cenveo
   7.875% 12/1/13                           140,000         133,000             -                -        140,000      133,000
   9.625% 3/15/12                           325,000         367,250             -                -        325,000      367,250
*Charter Communications
  Holdings 0.00% 1/15/12                  1,000,000         620,000             -                -      1,000,000      620,000
#Charter Communications
  144A 5.875% 11/16/09                      500,000         535,000             -                -        500,000      535,000
#Charter Communications
  Operating144A 8.00%
  4/30/12                                   505,000         525,200             -                -        505,000      525,200
CSC Holdings 10.50%
  5/15/16                                   655,000         745,062             -                -        655,000      745,062
Dex Media West 9.875%
  8/15/13                                   115,000         133,400             -                -        115,000      133,400
Insight Midwest 10.50%
  11/1/10                                   860,000         945,999             -                -        860,000      945,999
Lodgenet Entertainment
  9.50% 6/15/13                             490,000         543,900             -                -        490,000      543,900
Mediacom Capital 8.50%
  4/15/08                                   225,000         230,625             -                -        225,000      230,625
Nextmedia Operating
  10.75% 7/1/11                             410,000         460,738             -                -        410,000      460,738
Sheridan Acquisition
  10.25% 8/15/11                            306,000         335,835             -                -        306,000      335,835
XM Satellite Radio
  12.00% 6/15/10                            200,000         238,000             -                -        200,000      238,000
                                                    ----------------              -----------------               -------------
                                                          6,087,009                              -                   6,087,009
                                                    ----------------              -----------------               -------------
Chemicals                     0.31%
Huntsman International
  9.875% 3/1/09                             240,000         263,400             -                -        240,000      263,400
Lyondell Chemical
  9.875% 5/1/07                             184,000         194,580             -                -        184,000      194,580
Nalco 7.75% 11/15/11                        320,000         346,400             -                -        320,000      346,400
Witco 6.875% 2/1/26                         155,000         140,275             -                -        155,000      140,275
                                                    ----------------              -----------------               -------------
                                                            944,655                              -                     944,655
                                                    ----------------              -----------------               -------------
Computers & Technology        0.12%
Stratus Technologies
  10.375% 12/1/08                           410,000         369,000             -                -        410,000      369,000
                                                    ----------------              -----------------               -------------
                                                            369,000                              -                     369,000
                                                    ----------------              -----------------               -------------
Consumer Services             0.28%
Adesa 7.625% 6/15/12                        425,000         448,375             -                -        425,000      448,375
Corrections Corporation
  of America 9.875%
  5/1/09                                     60,000          67,800             -                -         60,000       67,800
Service Corp
  International 6.75%
  4/1/16                                    330,000         348,150             -                -        330,000      348,150
                                                    ----------------              -----------------               -------------
                                                            864,325                              -                     864,325
                                                    ----------------              -----------------               -------------
Energy                        0.96%
#Dynegy Holdings 144A
  10.125% 7/15/13                           518,000         607,354             -                -        518,000      607,354
El Paso Natural Gas
  7.625% 8/1/10                             100,000         109,000             -                -        100,000      109,000
El Paso Production
  Holding 7.75% 6/1/13                      505,000         528,987             -                -        505,000      528,987
#Hilcorp Energy 144A
  10.50% 9/1/10                             235,000         267,900             -                -        235,000      267,900
#Hornbeck Offshore 144A
  6.125% 12/1/14                            465,000         461,512             -                -        465,000      461,512
Plains Exploration &
  Production 7.125%
  6/15/14                                   335,000         370,175             -                -        335,000      370,175
#Pride International
  144A 7.375% 7/15/14                       345,000         383,813             -                -        345,000      383,813
Tennessee Gas Pipeline
  8.375% 6/15/32                            185,000         204,194             -                -        185,000      204,194
                                                    ----------------              -----------------               -------------
                                                          2,932,935                              -                   2,932,935
                                                    ----------------              -----------------               -------------
Environmental Services        0.27%
IESI 10.25% 6/15/12                         510,000         595,425             -                -        510,000      595,425
#IMCO Recycling 144A
  9.00% 11/15/14                            230,000         238,625             -                -        230,000      238,625
                                                    ----------------              -----------------               -------------
                                                            834,050                              -                     834,050
                                                    ----------------              -----------------               -------------
Food, Beverage & Tobacco      0.43%
#Commonwealth Brands
  144A 10.625% 9/1/08                       395,000         412,775             -                -        395,000      412,775
Cott Beverages 8.00%
  12/15/11                                  430,000         469,775             -                -        430,000      469,775
Gold Kist 10.25% 3/15/14                     23,000          26,795             -                -         23,000       26,795
#Le-Natures 144A 10.00%
  6/15/13                                   360,000         399,600             -                -        360,000      399,600
                                                    ----------------              -----------------               -------------
                                                          1,308,945                              -                   1,308,945
                                                    ----------------              -----------------               -------------
Healthcare &
  Pharmaceuticals             0.78%
Ameripath 10.50% 4/1/13                     190,000         196,650             -                -        190,000      196,650
HCA 5.50% 12/1/09                           180,000         179,329             -                -        180,000      179,329
#Mariner Health Care
  144A 8.25% 12/15/13                       590,000         709,151             -                -        590,000      709,151
Province Healthcare
  7.50% 6/1/13                              550,000         621,500             -                -        550,000      621,500
Universal Hospital
  Services 10.125%
  11/1/11                                   325,000         344,500             -                -        325,000      344,500
#US Oncology 144A
  10.75% 8/15/14                            300,000         344,250             -                -        300,000      344,250
                                                    ----------------              -----------------               -------------
                                                          2,395,380                              -                   2,395,380
                                                    ----------------              -----------------               -------------
Industrial Machinery          0.18%
Aearo 8.25% 4/15/12                         150,000         155,250             -                -        150,000      155,250
Interline Brands 11.50%
  5/15/11                                   195,000         218,400             -                -        195,000      218,400
*Mueller Holdings 0.00%
  4/15/14                                   260,000         176,800             -                -        260,000      176,800
                                                    ----------------              -----------------               -------------
                                                            550,450                              -                     550,450
                                                    ----------------              -----------------               -------------
Leisure, Lodging &
  Entertainment               2.32%
Ameristar Casinos 10.75%
  2/15/09                                   680,000         758,200             -                -        680,000      758,200
Boyd Gaming 9.25% 8/1/09                    770,000         832,562             -                -        770,000      832,562
Caesars Entertainment
  9.375% 2/15/07                            430,000         474,075             -                -        430,000      474,075
Gaylord Entertainment
  8.00% 11/15/13                            250,000         271,250             -                -        250,000      271,250
#Gaylord Entertainment
  144A 6.75% 11/15/14                       290,000         291,450             -                -        290,000      291,450
Mandalay Resort Group
  10.25% 8/1/07                             650,000         739,375             -                -        650,000      739,375
MGM MIRAGE 9.75% 6/1/07                     650,000         723,938             -                -        650,000      723,938
Penn National Gaming
   8.875% 3/15/10                           215,000         237,038             -                -        215,000      237,038
   11.125% 3/1/08                           880,000         944,899             -                -        880,000      944,899
Venetian Casino Resort
  11.00% 6/15/10                            675,000         772,875             -                -        675,000      772,875
Wheeling Island Gaming
  10.125% 12/15/09                          375,000         404,063             -                -        375,000      404,063
#Wynn Las Vegas 144A
  6.625% 12/1/14                            690,000         681,375             -                -        690,000      681,375
                                                    ----------------              -----------------               -------------
                                                          7,131,100                              -                   7,131,100
                                                    ----------------              -----------------               -------------
Packaging & Containers        0.55%
AEP Industries 9.875%
  11/15/07                                  495,000         503,662             -                -        495,000      503,662
#Owens-Brockway 144A
  6.75% 12/1/14                             235,000         236,763             -                -        235,000      236,763
#Port Townsend Paper
  144A 11.00% 4/15/11                       440,000         468,600             -                -        440,000      468,600
Portola Packaging 8.25%
  2/1/12                                    265,000         202,063             -                -        265,000      202,063
Radnor Holdings 11.00%
  3/15/10                                   165,000         136,125             -                -        165,000      136,125
+#Radnor Holdings 144A
  8.82% 4/15/09                             130,000         131,950             -                -        130,000      131,950
                                                    ----------------              -----------------               -------------
                                                          1,679,163                              -                   1,679,163
                                                    ----------------              -----------------               -------------
Paper & Forest Products       0.49%
#Boise Cascade 144A
  7.125% 10/15/14                           215,000         225,750             -                -        215,000      225,750
Fort James 7.75% 11/15/23                   805,000         933,800             -                -        805,000      933,800
Potlatch 12.50% 12/1/09                     282,000         348,483             -                -        282,000      348,483
                                                    ----------------              -----------------               -------------
                                                          1,508,033                              -                   1,508,033
                                                    ----------------              -----------------               -------------
Real Estate                   0.20%
BF Saul REIT 7.50% 3/1/14                   415,000         427,450             -                -        415,000      427,450
Tanger Properties
  9.125% 2/15/08                            163,000         183,375             -                -        163,000      183,375
                                                    ----------------              -----------------               -------------
                                                            610,825                              -                     610,825
                                                    ----------------              -----------------               -------------
Retail                        0.44%
O'Charleys 9.00% 11/1/13                    325,000         342,063             -                -        325,000      342,063
Office Depot 10.00%
  7/15/08                                   182,000         218,400             -                -        182,000      218,400
Perkins Family
  Restaurants 10.125%
  12/15/07                                  170,000         174,675             -                -        170,000      174,675
Petco Animal Supplies
  10.75% 11/1/11                            350,000         411,250             -                -        350,000      411,250
VICORP Restaurant 10.50%
  4/15/11                                   195,000         195,000             -                -        195,000      195,000
                                                    ----------------              -----------------               -------------
                                                          1,341,388                              -                   1,341,388
                                                    ----------------              -----------------               -------------
Telecommunications            1.32%
Alaska Communications
  Systems Holdings
  9.875% 8/15/11                            395,000         416,725             -                -        395,000      416,725
Centennial Cellular
  Operating 10.125%
  6/15/13                                   350,000         383,250             -                -        350,000      383,250
Cincinnati Bell 8.375%
  1/15/14                                   540,000         541,350             -                -        540,000      541,350
Citizens Communications
  8.50% 5/15/06                              90,000          96,863             -                -         90,000       96,863
MCI
   5.908% 5/1/07                            150,000         152,250             -                -        150,000      152,250
   6.688% 5/1/09                            365,000         368,650             -                -        365,000      368,650
Nextel Communications
  5.95% 3/15/14                             750,000         766,874             -                -        750,000      766,874
#Qwest 144A 7.875% 9/1/11                   615,000         659,587             -                -        615,000      659,587
#Qwest Services 144A
  14.00% 12/15/10                           300,000         357,000             -                -        300,000      357,000
#UbiquiTel Operating
  144A 9.875% 3/1/11                        150,000         165,375             -                -        150,000      165,375
+#US LEC 144A 10.67%
  10/1/09                                   150,000         149,250             -                -        150,000      149,250
                                                    ----------------              -----------------               -------------
                                                          4,057,174                              -                   4,057,174
                                                    ----------------              -----------------               -------------
Textiles, Apparel &
  Furniture                   0.17%
Warnaco 8.875% 6/15/13                      480,000         531,600             -                -        480,000      531,600
                                                    ----------------              -----------------               -------------
                                                            531,600                              -                     531,600
                                                    ----------------              -----------------               -------------
Transportation & Shipping     0.30%
Delta Air Lines 7.299%
  9/18/06                                    30,000          23,748             -                -         30,000       23,748
#Horizon Lines 144A
  9.00% 11/1/12                             260,000         285,350             -                -        260,000      285,350
Kansas City Southern
  Railway 9.50% 10/1/08                     380,000         432,250             -                -        380,000      432,250
Seabulk International
  9.50% 8/15/13                             164,000         177,120             -                -        164,000      177,120
                                                    ----------------              -----------------               -------------
                                                            918,468                              -                     918,468
                                                    ----------------              -----------------               -------------
Utilities                     0.91%
Avista 9.75% 6/1/08                         273,000         318,528             -                -        273,000      318,528
#Calpine 144A
   +7.82% 7/15/07                           439,438         392,198             -                -        439,438      392,198
   9.625% 9/30/14                           175,000         174,781             -                -        175,000      174,781
Elwood Energy 8.159%
  7/5/26                                    268,081         291,538             -                -        268,081      291,538
Midwest Generation
   8.30% 7/2/09                             165,000         178,613             -                -        165,000      178,613
   8.75% 5/1/34                             300,000         341,625             -                -        300,000      341,625
#NRG Energy 144A 8.00%
  12/15/13                                  650,000         721,500             -                -        650,000      721,500
PSE&G Energy Holdings
  7.75% 4/16/07                             154,000         165,550             -                -        154,000      165,550
Reliant Energy 9.50%
  7/15/13                                   185,000         213,213             -                -        185,000      213,213
                                                    ----------------              -----------------               -------------
                                                          2,797,546                              -                   2,797,546
                                                    ----------------              -----------------               -------------
Total Corporate Bonds                                    38,941,909                              -                  38,941,909
                                                    ----------------              -----------------               -------------

Foreign Bonds                 3.42%
Bahamas                       0.12%
#Ultrapetrol 144A 9.00%
  11/24/14                                  375,000         376,875             -                -        375,000      376,875
                                                    ----------------              -----------------               -------------
                                                            376,875                              -                     376,875
                                                    ----------------              -----------------               -------------
Bermuda                       0.09%
Intelsat 6.50% 11/1/13                      315,000         268,969             -                -        315,000      268,969
                                                    ----------------              -----------------               -------------
                                                            268,969                              -                     268,969
                                                    ----------------              -----------------               -------------
Canada                        1.01%
Abitibi-Consolidated
  6.95% 12/15/06                            445,000         462,244             -                -        445,000      462,244
Ispat Inland 9.75% 4/1/14                   315,000         381,938             -                -        315,000      381,938
#Jean Coutu Group 144A
  8.50% 8/1/14                              500,000         510,000             -                -        500,000      510,000
Rogers Cablesystems
   10.00% 3/15/05                         1,065,000       1,086,299             -                -      1,065,000    1,086,299
   11.00% 12/1/15                           300,000         336,000             -                -        300,000      336,000
+#Secunda International
  144A 9.76% 9/1/12                         315,000         311,850             -                -        315,000      311,850
                                                    ----------------              -----------------               -------------
                                                          3,088,331                              -                   3,088,331
                                                    ----------------              -----------------               -------------
Cayman Islands                0.37%
#Apex Silver Mines 144A
  2.875% 3/15/24                          1,000,000         908,750             -                -      1,000,000      908,750
Bluewater Finance 10.25%
  2/15/12                                   198,000         215,820             -                -        198,000      215,820
                                                    ----------------              -----------------               -------------
                                                          1,124,570                              -                   1,124,570
                                                    ----------------              -----------------               -------------
France                        0.13%
Rhodia 8.875% 6/1/11                        420,000         413,700             -                -        420,000      413,700
                                                    ----------------              -----------------               -------------
                                                            413,700                              -                     413,700
                                                    ----------------              -----------------               -------------
Ireland                       0.39%
Smurfit Capital Funding
   6.75% 11/20/05                           815,000         837,413             -                -        815,000      837,413
   7.50% 11/20/25                           350,000         350,000             -                -        350,000      350,000
                                                    ----------------              -----------------               -------------
                                                          1,187,413                              -                   1,187,413
                                                    ----------------              -----------------               -------------
Liberia                       0.18%
Royal Caribbean Cruises
  7.25% 3/15/18                             500,000         543,750             -                -        500,000      543,750
                                                    ----------------              -----------------               -------------
                                                            543,750                              -                     543,750
                                                    ----------------              -----------------               -------------
Luxembourg                    0.06%
#BCP Caylux Holdings
  144A 9.625% 6/15/14                       150,000         169,125             -                -        150,000      169,125
                                                    ----------------              -----------------               -------------
                                                            169,125                              -                     169,125
                                                    ----------------              -----------------               -------------
Marshall Island               0.10%
OMI 7.625% 12/1/13                          285,000         308,156             -                -        285,000      308,156
                                                    ----------------              -----------------               -------------
                                                            308,156                              -                     308,156
                                                    ----------------              -----------------               -------------
Netherlands                   0.35%
Schlumberger 2.125%
  6/1/23                                    200,000         215,500       800,000          862,000      1,000,000    1,077,500
                                                    ----------------              -----------------               -------------
                                                            215,500                        862,000                   1,077,500
                                                    ----------------              -----------------               -------------
Norway                        0.20%
Petroleum Geo-Services
   8.00% 11/5/06                            105,000         107,100             -                -        105,000      107,100
   10.00% 11/5/10                           455,000         520,975             -                -        455,000      520,975
                                                    ----------------              -----------------               -------------
                                                            628,075                              -                     628,075
                                                    ----------------              -----------------               -------------
Singapore                     0.15%
#Flextronics
  International 144A
  6.25% 11/15/14                            195,000         191,588             -                -        195,000      191,588
#STATS ChipPAC 6.75%
  11/15/11                                  260,000         256,750             -                -        260,000      256,750
                                                    ----------------              -----------------               -------------
                                                            448,338                              -                     448,338
                                                    ----------------              -----------------               -------------
Sweden                        0.15%
Stena 9.625% 12/1/12                        325,000         368,875             -                -        325,000      368,875
#Stena 144A 7.00% 12/1/16                    90,000          88,650             -                -         90,000       88,650
                                                    ----------------              -----------------               -------------
                                                            457,525                              -                     457,525
                                                    ----------------              -----------------               -------------
Virgin Islands                0.14%
Chippac International
  12.75% 8/1/09                             390,000         416,988             -                -        390,000      416,988
                                                    ----------------              -----------------               -------------
                                                            416,988                              -                     416,988
                                                    ----------------              -----------------               -------------
Total Foreign Bonds                                       9,647,315                        862,000                  10,509,315
                                                    ----------------              -----------------               -------------

Convertible Bonds            17.84%
Automobiles & Automotive
  Parts                       0.33%
Sonic Automotive 5.25%
  5/7/09                                          -               -     1,000,000          998,750      1,000,000      998,750
                                                    ----------------              -----------------               -------------
                                                                  -                        998,750                     998,750
                                                    ----------------              -----------------               -------------
Banking, Finance &
  Insurance                   0.99%
PMI Group 2.50% 7/15/21                   1,000,000       1,106,250     1,750,000        1,935,938      2,750,000    3,042,188
                                                    ----------------              -----------------               -------------
                                                          1,106,250                      1,935,938                   3,042,188
                                                    ----------------              -----------------               -------------
Cable, Media & Publishing     2.17%
EchoStar Communications
  5.75% 5/15/08                                   -               -       500,000          513,750        500,000      513,750
#EchoStar Communications
  144A 5.75% 5/15/08                              -               -       500,000          513,750        500,000      513,750
Liberty Media
  (Convertible to
  Motorola) 3.50%
  1/15/31                                         -               -     1,000,000          956,250      1,000,000      956,250
Liberty Media
  (Convertible to Viacom)
  3.25% 3/15/31                                   -               -     1,000,000          930,000      1,000,000      930,000
Mediacom Communications
  5.25% 7/1/06                            1,000,000         982,500     2,500,000        2,456,249      3,500,000    3,438,749
Quebecor World USA 6.00%
  10/1/07                                   300,000         309,000             -                -        300,000      309,000
                                                    ----------------              -----------------               -------------
                                                          1,291,500                      5,369,999                   6,661,499
                                                    ----------------              -----------------               -------------
Computers & Technology        1.98%
#EMC 144A 4.50% 4/1/07                            -               -     1,000,000        1,102,500      1,000,000    1,102,500
Fairchild Semiconductor
  International 5.00%
  11/1/08                                   850,000         859,563     1,650,000        1,668,563      2,500,000    2,528,126
^#ON Semiconductor 144A
  0.421% 4/15/24                          1,500,000       1,053,750     2,000,000        1,405,000      3,500,000    2,458,750
                                                    ----------------              -----------------               -------------
                                                          1,913,313                      4,176,063                   6,089,376
                                                    ----------------              -----------------               -------------
Consumer Services             0.72%
Fluor 1.50% 2/15/24                         500,000         554,375     1,500,000        1,663,125      2,000,000    2,217,500
                                                    ----------------              -----------------               -------------
                                                            554,375                      1,663,125                   2,217,500
                                                    ----------------              -----------------               -------------
Diversified Manufacturing     0.55%
#Tyco International
  Group 144A 2.75% 1/15/18                        -               -     1,100,000        1,685,750      1,100,000    1,685,750
                                                    ----------------              -----------------               -------------
                                                                  -                      1,685,750                   1,685,750
                                                    ----------------              -----------------               -------------
Electronics & Electrical
  Equipment                   0.34%
#Solectron 144A 0.50%
  2/15/34                                   275,000         258,500       825,000          775,500      1,100,000    1,034,000
                                                    ----------------              -----------------               -------------
                                                            258,500                        775,500                   1,034,000
                                                    ----------------              -----------------               -------------
Energy                        1.34%
Halliburton 3.125%
  7/15/23                                   850,000       1,085,875     1,400,000        1,788,500      2,250,000    2,874,375
Pride International
  3.25% 5/1/33                                    -               -     1,140,000        1,225,500      1,140,000    1,225,500
                                                    ----------------              -----------------               -------------
                                                          1,085,875                      3,014,000                   4,099,875
                                                    ----------------              -----------------               -------------
Food, Beverage & Tobacco      1.25%
^Brinker International
  2.273% 10/10/21                                 -               -     2,000,000        1,317,500      2,000,000    1,317,500
#Bunge Limited 144A
  3.75% 11/15/22                                  -               -     1,500,000        2,516,250      1,500,000    2,516,250
                                                    ----------------              -----------------               -------------
                                                                  -                      3,833,750                   3,833,750
                                                    ----------------              -----------------               -------------
Healthcare &
  Pharmaceuticals             3.95%
#AmerisourceBergen 144A
  5.00% 12/1/07                                   -               -       900,000        1,023,750        900,000    1,023,750
#Cephalon 144A 2.50%
  12/15/06                                        -               -     1,000,000          986,250      1,000,000      986,250
#CV Therapeutics 144A
  4.75% 3/7/07                                    -               -     2,000,000        2,069,999      2,000,000    2,069,999
Fisher Scientific 3.25%
  3/1/24                                          -               -     1,500,000        1,612,500      1,500,000    1,612,500
^Laboratory Corporation
  of America 1.591% 9/11/21                       -               -     1,000,000          770,000      1,000,000      770,000
^#Laboratory Corporation
  of America 144A 2.00%
  9/11/21                                         -               -     1,550,000        1,193,500      1,550,000    1,193,500
Province Healthcare
  4.25% 10/10/08                                  -               -     1,400,000        1,421,000      1,400,000    1,421,000
+Wyeth 1.36% 1/15/24                      1,250,000       1,263,825     1,750,000        1,769,355      3,000,000    3,033,180
                                                    ----------------              -----------------               -------------
                                                          1,263,825                     10,846,354                  12,110,179
                                                    ----------------              -----------------               -------------
Industrial Machinery          0.16%
#Human Genome 144A
  2.25% 10/15/11                            500,000         498,750             -                -        500,000      498,750
                                                    ----------------              -----------------               -------------
                                                            498,750                              -                     498,750
                                                    ----------------              -----------------               -------------
Leisure, Lodging &
  Entertainment               0.73%
#Regal Entertainment
  Group 144A 3.75%
  5/15/08                                   350,000         481,688     1,270,000        1,747,838      1,620,000    2,229,526
                                                    ----------------              -----------------               -------------
                                                            481,688                      1,747,838                   2,229,526
                                                    ----------------              -----------------               -------------
Real Estate                   0.04%
Meristar Hospitality
  9.50% 4/1/10                              100,000         121,125             -                -        100,000      121,125
                                                    ----------------              -----------------               -------------
                                                            121,125                              -                     121,125
                                                    ----------------              -----------------               -------------
Retail                        1.66%
+Lowes Companies 0.861%
  10/19/21                                        -               -     1,250,000        1,284,375      1,250,000    1,284,375
#Saks 144A 2.00% 3/15/24                    925,000         883,375     1,275,000        1,217,625      2,200,000    2,101,000
^TJX 1.75% 2/13/21                                -               -     2,000,000        1,697,499      2,000,000    1,697,499
                                                    ----------------              -----------------               -------------
                                                            883,375                      4,199,499                   5,082,874
                                                    ----------------              -----------------               -------------
Transportation & Shipping     0.55%
#ExpressJet Holdings
  144A 4.25% 8/1/23                               -               -       750,000          738,750        750,000      738,750
#Northwest Airlines
  Convertible 144A
  7.625% 11/15/23                                 -               -     1,250,000          964,063      1,250,000      964,063
                                                    ----------------              -----------------               -------------
                                                                  -                      1,702,813                   1,702,813
                                                    ----------------              -----------------               -------------
Utilities                     1.09%
CenterPoint Energy 3.75%
  5/15/23                                   400,000         457,000       600,000          685,500      1,000,000    1,142,500
#CenterPoint Energy 144A
  3.75% 5/15/23                                   -               -     1,930,000        2,205,025      1,930,000    2,205,025
                                                    ----------------              -----------------               -------------
                                                            457,000                      2,890,525                   3,347,525
                                                    ----------------              -----------------               -------------
Total Convertible Bonds                                   9,915,576                     44,839,904                  54,755,480
                                                    ----------------              -----------------               -------------

Convertible Preferred
  Stock                      10.01%
Automobiles & Automotive
  Parts                       1.36%
Ford Capital Trust II
  6.50%                                           -               -        20,000        1,049,000         20,000    1,049,000
General Motors 5.25%                         30,000         690,600        70,000        1,611,400        100,000    2,302,000
Tower Automotive Capital
  Trust 6.75%                                     -               -        12,125          136,406         12,125      136,406
Tower Automotive Capital
  Trust 6.75%                                     -               -        60,650          682,313         60,650      682,313
                                                    ----------------              -----------------               -------------
                                                            690,600                      3,479,119                   4,169,719
                                                    ----------------              -----------------               -------------
Banking, Finance &
  Insurance                   2.21%
Chubb 7.00%                                  20,000         587,400        85,000        2,496,450        105,000    3,083,850
Lehman Brothers Holdings
  6.25%                                      11,250         292,500        47,000        1,222,000         58,250    1,514,500
Washington Mutual 5.375%                          -               -        40,000        2,186,640         40,000    2,186,640
                                                    ----------------              -----------------               -------------
                                                            879,900                      5,905,090                   6,784,990
                                                    ----------------              -----------------               -------------
Cable, Media & Publishing     0.89%
Interpublic Group 5.375%                     25,800       1,200,990        33,200        1,545,460         59,000    2,746,450
                                                    ----------------              -----------------               -------------
                                                          1,200,990                      1,545,460                   2,746,450
                                                    ----------------              -----------------               -------------
Consumer Products             0.22%
Newell Financial Trust
  I 5.25%                                         -               -        15,000          680,625         15,000      680,625
                                                    ----------------              -----------------               -------------
                                                                  -                        680,625                     680,625
                                                    ----------------              -----------------               -------------
Energy                        1.63%
Chesapeake Energy 6.00%                       6,500         590,688        10,000          908,750         16,500    1,499,438
El Paso Energy Capital
  Trust I 4.75%                                   -               -        34,600        1,262,900         34,600    1,262,900
Unocal Capital Trust
  6.25%                                           -               -         9,900          537,075          9,900      537,075
#Williams 144A 5.50%                              -               -        20,000        1,707,500         20,000    1,707,500
                                                    ----------------              -----------------               -------------
                                                            590,688                      4,416,225                   5,006,913
                                                    ----------------              -----------------               -------------
Environmental Services        0.22%
Allied Waste Industries
  6.25%                                           -               -        13,100          687,619         13,100      687,619
                                                    ----------------              -----------------               -------------
                                                                  -                        687,619                     687,619
                                                    ----------------              -----------------               -------------
Food, Beverage & Tobacco      0.64%
Constellation Brands 5.75%                   18,200         656,110        36,000        1,297,800         54,200    1,953,910
                                                    ----------------              -----------------               -------------
                                                            656,110                      1,297,800                   1,953,910
                                                    ----------------              -----------------               -------------
Paper & Forest Products       1.93%
International Paper
  Capital 5.25%                                   -               -        65,000        3,274,375         65,000    3,274,375
Temple-Inland 7.50%                          14,000         724,780        37,000        1,915,490         51,000    2,640,270
                                                    ----------------              -----------------               -------------
                                                            724,780                      5,189,865                   5,914,645
                                                    ----------------              -----------------               -------------
Telecommunications            0.40%
Lucent Technologies
  Capital Trust I 7.75%                       1,000       1,216,940             -                -          1,000    1,216,940
                                                    ----------------              -----------------               -------------
                                                          1,216,940                              -                   1,216,940
                                                    ----------------              -----------------               -------------
Utilities                     0.51%
Aquila 6.75%                                  4,000         132,000        16,000          528,000         20,000      660,000
CenterPoint Energy 2.00%                          -               -        26,000          918,372         26,000      918,372
                                                    ----------------              -----------------               -------------
                                                            132,000                      1,446,372                   1,578,372
                                                    ----------------              -----------------               -------------
Total Convertible
  Preferred Stock                                          6,092,008                    24,648,175                   30,740,183
                                                    ----------------              -----------------               -------------

Preferred Stock               2.24%
Energy                        0.49%
Chesapeake Energy 5.00%                       2,000         250,750        10,000        1,253,750         12,000    1,504,500
                                                    ----------------              -----------------               -------------
                                                            250,750                      1,253,750                   1,504,500
                                                    ----------------              -----------------               -------------
Leisure, Lodging &
  Entertainment               0.20%
Westcoast Hospitality
  9.50%                                      24,000         624,000             -                -         24,000      624,000
                                                    ----------------              -----------------               -------------
                                                            624,000                              -                     624,000
                                                    ----------------              -----------------               -------------
Real Estate                   1.51%
Equity Inns Series
  B 8.75%                                    18,300         488,610             -                -         18,300      488,610
LaSalle Hotel Properties
  10.25%                                     36,500       1,026,014             -                -         36,500    1,026,014
Ramco-Gershenson
  Properties 9.50%                           15,700         433,477             -                -         15,700      433,477
SL Green Realty 7.625%                       23,000         596,563        80,000        2,075,000        103,000    2,671,563
                                                    ----------------              -----------------               -------------
                                                          2,544,664                      2,075,000                   4,619,664
                                                    ----------------              -----------------               -------------
Utilities                     0.05%
Public Service
  Enterprise Group 10.25%                     2,400         139,920             -                -          2,400      139,920
TNP Enterprises PIK
  14.50%                                          1             938             -                -              1          938
                                                    ----------------              -----------------               -------------
                                                            140,858                              -                     140,858
                                                    ----------------              -----------------               -------------
Total Preferred Stock                                     3,560,272                      3,328,750                   6,889,022
                                                    ----------------              -----------------               -------------

Exchange Traded Funds         0.56%
iShares Dow Jones U.S.
  Real Estate Index Fund                     14,600       1,726,888             -                -         14,600    1,726,888
                                                    ----------------              -----------------               -------------
Total Exchange Traded Funds                               1,726,888                              -                   1,726,888
                                                    ----------------              -----------------               -------------

Warrant                       0.00%
+#Solutia144A                                    12               -             -                -             12            -
                                                    ----------------              -----------------               -------------
Total Warrant                                                     -                              -                           -
                                                    ----------------              -----------------               -------------

Commercial Paper              0.91%
^Eiffel Funding 2.08%
  12/1/04                                         -               -     1,300,000        1,300,000      1,300,000    1,300,000
^Steamboat Funding 2.03%
  12/3/04                                         -               -     1,500,000        1,499,830      1,500,000    1,499,830
                                                    ----------------              -----------------               -------------
Total Commercial Paper                                            -                      2,799,830                   2,799,830
                                                    ----------------              -----------------               -------------

Repurchase Agreements         6.46%                                             -                -              -            -
With BNP Paribas 1.94%
  12/1/04 (dated
  11/30/04, to be
  repurchased at
  $10,367,559,
  collateralized by
  $9,383,000
  U.S. Treasury Bills
  due 3/3/05, market
  value $9,331,137
  and $1,257,000 U.S.
  Treasury Bills due
  5/12/05, market
  value $1,244,518)                    $ 10,367,000      10,367,000             -                -   $ 10,367,000   10,367,000
With UBS Warburg 1.94%
  12/1/04 (dated
  11/30/04, to be
  repurchased at
  $9,463,510,
  collateralized by
  $3,154,000
  U.S. Treasury Bills
  due 12/23/04, market
  value $3,150,403
  and $6,558,000 U.S.
  Treasury Bills due
  4/14/05 market
  value $6,505,786)                       9,463,000       9,463,000             -                -      9,463,000    9,463,000
                                                    ----------------              -----------------               -------------
Total Repurchase
  Agreements                                             19,830,000                              -                  19,830,000
                                                    ----------------              -----------------               -------------

Total Investments at
  Market                     98.71%                     216,157,667                     86,830,102                 302,987,769
                                                    ----------------              -----------------               -------------

Total Investments at Cost                               208,472,081                     82,032,984                 290,505,065
                                                    ----------------              -----------------               -------------

--------------------------------------------------------------

# Securities exempt from registration under 144A of the Securities Act of 1933.

+ Non-income producing security for the period ended.

* Step coupon bond.  Indicates  security  that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

^ Zero  coupon  bond.  The  interest  rate  shown  is the  yield  at the time of purchase.

+Variable Rate Notes-The interest rate shown is the rate at November 30, 2004.

Summary of Abbreviations:
PIK - Pay-in-kind
REIT - Real Estate Investment Trust

A No  adjustments  are shown to the  unaudited pro forma  combined  portfolio of investments  due to the  fact  that  upon  completion  of  the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its  Prospectus  and SEC and  IRS  guidelines  and  restrictions.  However,  the foregoing  sentence  shall not restrict in any way the ability of the investment adviser of any of the Funds  from  buying or  selling  securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Dividend Income Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of November 30, 2004
(Unaudited)                                                                                         Delaware Dividend
                                                                                                       Income Fund
                                   Delaware Dividend    Lincoln Convertible       Pro Forma             Pro Forma
                                       Income Fund       Securities Fund         Adjustments            Combined
                                   -----------------  ----------------------   -----------------    ------------------
Assets

Investments, at market
  value                                $ 216,157,667        $ 86,830,102               $ -           $ 302,987,769
Cash                                         750,953              21,340          (345,693)/A/,/B/         426,600
Receivable for fund shares
  sold                                     3,320,709                   -                 -               3,320,709
Receivable for securities
  sold                                     2,483,598                   -                 -               2,483,598
Dividends receivable                         233,504             121,486                                   354,990
Interest receivable                        1,151,829             275,505                 -               1,427,335
                                      ---------------   -----------------      -----------    --------------------
         Total Assets                    224,098,261          87,248,434          (345,693)            311,001,002
                                      ---------------   -----------------      -----------    --------------------

Liabilities

Payable for fund shares
  repurchased                                290,175                   -                 -                 290,175
Payable for securities
  purchased                                3,645,570                   -                 -               3,645,570
Transaction costs payable                          -                   -            70,300/B/               70,300
Accrued expenses and
  other liabilities                          186,130             275,393          (275,393)/A/             186,129
                                      ---------------   -----------------      -----------    --------------------
         Total Liabilities                 4,121,875             275,393          (205,093)              4,192,175
                                      ---------------   -----------------      -----------    --------------------
Net Assets                             $ 219,976,386        $ 86,973,041        $ (140,600)          $ 306,808,827
                                      ===============   =================      ===========    ====================

Analysis of Net Assets

Accumulated paid in capital            $ 209,954,887        $111,622,971               $ -           $ 321,577,858
Undistributed net
  investment income /C/                    1,056,427               8,041          (140,600)/B/             923,868
Accumulated net realized
  gain / (loss) on
  investments                              1,279,486         (29,455,089)                -             (28,175,603)
Unrealized appreciation
  of investments                           7,685,586           4,797,118                 -              12,482,704
                                      ---------------   -----------------  -----------------------   ---------------------
Net Assets                             $ 219,976,386        $ 86,973,041        $ (140,600)          $ 306,808,827
                                      ===============   =================  =======================   =====================

/A/  Under  the Plan,  Lincoln  Convertible  Securities  Fund  will  deliver  to
     Delaware  Dividend  Income  Fund at the  Closing  all of its then  existing assets,  except for cash, bank deposits or cash equivalent securities in an estimated  amount  necessary to: (i) pay the costs and expenses of carrying out the Plan, which costs and expenses shall be established on its books as liability reserves; (ii) discharge its paid liabilities on its books at the
     Closing Date;  and (iii) pay such  contingent  liabilities  as its Board of
     Directors shall  reasonably deem to exist, if any, at the Closing Date, for
     which  contingent  and  other  appropriate   liability  reserves  shall  be
     established on its books.

/B/  Adjustment  reflects  the costs of the  Transaction  to be  incurred by the
     Funds.

/C/  Undistributed net investment income includes net realized gains (losses) on foreign  currencies.  Net realized gains (losses) on foreign currencies are treated as net  investment  income in  accordance  with  provisions  of the
     Internal Revenue Code.

Outstanding Shares                        19,919,257           5,832,823         2,038,040              27,790,120

Retail Class A Shares                      9,528,314           5,832,823         2,038,040              17,399,177
Retail Class B Shares                      2,913,468                   -                                 2,913,468
Retail Class C Shares                      7,434,401                   -                                 7,434,401
Retail Class R Shares                         33,797                   -                                    33,797
Institutional Shares                           9,277                   -                                     9,277

Net Assets
Retail Class A Shares                    105,252,660          86,973,041          (103,938)            192,121,763
Retail Class B Shares                     32,165,013                               (10,278)             32,154,735
Retail Class C Shares                     82,083,013                               (26,229)             82,056,784
Retail Class R Shares                        373,167                                  (119)                373,048
Institutional Shares                         102,533                                   (36)                102,497

Net asset value per share:

Retail Class A Shares                         $11.05              $14.91                                    $11.04
Retail Class B Shares                         $11.04                   -                                    $11.04
Retail Class C Shares                         $11.04                   -                                    $11.04
Retail Class R Shares                         $11.04                   -                                    $11.04
Institutional Shares                          $11.05                   -                                    $11.05

See Pro Forma Notes to Financial Statements

Delaware Dividend Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended November 30, 2004
(Unaudited)                                                                                      Delaware Dividend
                                                                                                     Income Fund
                                   Delaware Dividend    Lincoln Convertible       Pro Forma           Pro Forma
                                       Income Fund       Securities Fund         Adjustments          Combined
                                   -----------------  ----------------------   ----------------- -------------------

Investment Income
  Dividend income
   (net of foreign tax
   withheld)                            $ 2,541,614          $ 2,240,426                 $ -           $ 4,782,040
  Interest income                         2,100,775            2,033,522                   -             4,134,297
                                 ------------------- -------------------       -------------     -----------------
  Total Investment Income                 4,642,389            4,273,947                   -             8,916,336
                                 ------------------- -------------------       -------------     -----------------

Expenses
  Management fees                           710,153              735,801            (177,569)/A/         1,268,385
  Distribution expenses
    - Class A                               150,170                    -             257,646 /B/           407,816
  Distribution expenses
    - Class B                               158,968                    -                   -               158,968
  Distribution expenses
    - Class C                               380,595                    -                   -               380,595
  Distribution expenses
    - Class R                                 1,169                    -                   -                 1,169
  Dividend disbursing
    and transfer agent
    fees and expenses                       145,580               47,425              88,703 /C/           281,708
  Accounting and
    administration
    expenses                                 38,195                    -              28,770 /C/            66,965
  Reports and statements
    to shareholders                          50,457               38,567             (30,567)/D/            58,457
  Registration fees                         130,325                    -                 -                 130,325
  Professional fees                          24,549              113,823             (99,855)/D/            38,516
  Proxy fees                                      -                7,500              (7,500)/D/                 -
  NYSE fees                                       -               25,000             (25,000)/D/                 -
  Trustees' fees                              5,830              148,125            (143,831)/E/            10,124
  Custodian fees                              8,993               10,324              (7,095)/D/            12,222
  Pricing fees                                5,484                1,000                   -                 6,484
  Other                                       3,454                9,381              (7,663)/D/             5,172
                                 ------------------- -------------------       -------------     -----------------
                                          1,813,922            1,136,945            (123,961)            2,826,906
  Less expenses waived                     (307,197)             (10,748)            (86,817)/C/          (404,762)
  Less waiver of
    distribution expenses
    - Class A                               (25,028)                   -           (42,941)/C/             (67,969)
  Less expenses paid
    indirectly                                 (450)              (1,679)                  -                (2,129)
                                 ------------------- -------------------       -------------     -----------------
  Total expense                           1,481,247            1,124,518            (253,719)            2,352,046
                                 ------------------- -------------------       -------------     -----------------

Net Investment Income                     3,161,142           3,149,429              253,719             6,564,290
                                 ------------------- -------------------       -------------     -----------------

Net Realized and
Unrealized Gain/(Loss)
on Investments:
  Net realized gain on:
  Investments                             1,623,086            3,671,481                      -          5,294,567
  Foreign currencies                            586                    -                      -                586
                                 ------------------- -------------------     ------------------     -----------------
  Net realized gain                       1,623,672            3,671,481                      -          5,295,153
  Change in unrealized
    appreciation/
    (depreciation)
    of investments                        7,298,755          (1,523,706)                     -           5,775,049
                                 ------------------- -------------------     ------------------     -----------------
Net Realized and
Unrealized Gain on
Investments                               8,922,427           2,147,775                      -          11,070,202
                                 ------------------- -------------------     ------------------     -----------------
Change in Net Assets
Resulting from Operations               $12,083,569         $ 5,297,204              $ 253,719        $ 17,634,492
                                 =================== ===================     ==================     =================

/A/  Decrease to reflect lower management fee for the surviving fund.
/B/  Increase to reflect fees incurred on assets of merging fund.
/C/  Increase to reflect appropriate expense levels by merging the funds.
/D/  Decrease to reflect appropriate expense levels by merging the funds.
/E/  Based on trustees' compensation plan for the surviving fund.

See Pro Forma Notes to Financial Statements

Delaware Dividend Income Fund
PRO FORMA COMBINED
Annual Fund Operating Expenses
As of November 30, 2004
(Unaudited)
                                               Delaware Dividend Income Fund
                                  Retail     Retail      Retail      Retail   Institutional
                                Class A     Class B     Class C    Class R       Class
                                  Shares     Shares      Shares      Shares       Shares

Management fees                   0.65%       0.65%       0.65%      0.65%        0.65%
Rule 12b-1 fees                   0.30%       1.00%       1.00%      0.60%         N/A
Other expenses                    0.37%       0.37%       0.37%      0.37%        0.37%
Total fund operating
expenses                          1.32%       2.02%       2.02%      1.62%        1.02%
Fee waivers & payments/A/        -0.32%      -0.27%      -0.27%     -0.27%       -0.27%
Expense Limit                     1.00%       1.75%       1.75%      1.35%        0.75%

                                Lincoln Convertible
                                  Securities Fund
                                      Common
                                      Shares

Management fees                      0.875%
Rule 12b-1 fees                        N/A
Other expenses                        0.44%
Total fund operating
expenses                              1.32%
Fee waivers & payments/A/            0.010%  /B/
Expense Limit                         1.31%

                                                 Delaware Dividend
                                                   Income Fund
                                                 Pro Forma Combined
                                  Retail     Retail     Retail      Retail    Institutional
                                Class A    Class B     Class C     Class R       Class
                                  Shares     Shares     Shares      Shares        Shares

Management fees                   0.65%      0.65%       0.65%       0.65%        0.65%
Rule 12b-1 fees                   0.30%      1.00%       1.00%       0.60%         N/A
Other expenses                    0.25%      0.25%       0.25%       0.25%        0.25%
Total fund operating
expenses                          1.20%      1.90%       1.90%       1.50%        0.90%
Fee waivers & payments/A/        -0.20%     -0.15%      -0.15%      -0.15%       -0.15%
Expense Limit                     1.00%      1.75%       1.75%       1.35%        0.75%

/A/  DDLP has  contracted to waive  distribution  and services fees for at least one year  following the Closing Date in order to prevent  distribution  and service fees of Class A shares from  exceeding  0.25% of average  daily net assets. In addition,  DMC has contracted to waive fees and pay expenses for at least one year  following  the  Closing  Date in order to prevent  total operating expenses  (excluding any 12b-1 fees, taxes,  interest,  brokerage fees,  extraordinary  expenses and certain  insurance costs) from exceeding
     0.75% of  average  daily  net  assets.  The  costs of the  Transaction  are considered to be an extraordinary expense and, therefore,  will be borne by the Funds irrespective of the fee waivers and expense limitations.

/B/  Effective  June 1,  2004,  DMC has  elected  to waive  0.025% of its annual management fees through May 31, 2005.

Delaware Dividend Income Fund
Pro Forma Notes to Financial Statements
November 30, 2004 (Unaudited)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap
Core Fund and Delaware  Small Cap Value Fund.  These  financial  statements  and related notes  pertain to the Delaware  Dividend  Income Fund (the "Fund").  The
Trust is an open-end  investment  company.  The Fund is  considered  diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B, Class C and Class R shares.  Class A shares  are sold with a  front-end sales charge of up to 5.75%. Class B shares are sold with a contingent  deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically  convert to Class A shares on a quarterly basis approximately  eight years after purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.  Class R and  Institutional  Class  shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The  investment  objective of the Fund is to seek to provide high current income and the potential for capital appreciation.

1.   Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Lincoln National Convertible Securities Fund,
Inc. by the Delaware  Dividend  Income Fund,  as if such  acquisition  had taken place as of December 1, 2003.

Under the terms of the Plan of  Reorganization,  the combination of the Delaware
Dividend Income Fund and the Lincoln National Convertible  Securities Fund, Inc.
will be  accounted  for by a  method  of  accounting  for  tax-free  mergers  of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Lincoln  National  Convertible  Securities  Fund,  Inc, in
exchange for shares of the Delaware Dividend Income Fund at net asset value. The statement of assets and liabilities  and the related  statement of operations of
the  Delaware  Dividend  Income  Fund  and  the  Lincoln  National   Convertible
Securities  Fund,  Inc. have been combined as of and for the twelve months ended
November 30, 2004.

The  accompanying pro forma financial  statements  should be read in conjunction with the financial statements of the Delaware Dividend Income Fund annual report dated November 30, 2004 and the Lincoln  National  Convertible  Securities Fund,
Inc. annual report dated December 31, 2004.

The following notes refer to the accompanying pro forma financial  statements as
if  the  above-mentioned   acquisition  of  the  Lincoln  National   Convertible
Securities Fund, Inc. by the Delaware Dividend Income Fund had taken place as of
December 1, 2003.

2.   Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities,  except those trades on the Nasdaq Stock
Market, Inc. (NASDAQ),  are valued at the last quoted sales price as of the time of the  regular  close of the New York Stock  Exchange  (NYSE) on the  valuation date.  Securities  traded on the NASDAQ are valued in accordance with the NASDAQ
Official  Closing  Price,  which  may  not  be the  last  sales  price.  If on a particular day an equity security does not trade,  then the mean between the bid and the asked prices will be used.  Long-term  debt  securities are valued by an independent  pricing  service and such  prices are  believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which  approximates  market value.  Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith  under the  direction  of the
Fund's Board of Trustees.  In determining  whether market quotations are readily available or fair  valuation  will be used,  various  factors will be taken into consideration,  such as market closures,  or with respect to foreign securities, aftermarket  trading or  significant  events after local market  trading  (e.g., government actions or  pronouncements,  trading volume or volatility on markets, exchanges among dealers, or news events.)

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realize and unrealized gain (loss) on investments  are allocated to the various  classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase  Agreements - The Fund may invest in a pooled cash account along with other  members  of the  Delaware  Investments  Family  of Funds  pursuant  to an exemptive order issued by the Securities and Exchange Commission.  The aggregate daily  balance of the pooled cash account is invested in  repurchase  agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's  custodian  bank until the maturity of the  respective  repurchase agreements.  Each repurchase agreement is 102%  collateralized.  However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware  Investments  Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are  purchased  or sold (trade  date).
Costs used in  calculating  realized  gains and losses on the sale of investment securities  are  those of the  specific  securities  sold.  Dividend  income  is recorded on the ex-dividend  date and interest income is recorded on the accrual basis.  Discounts and premiums on non-convertible  debt securities are amortized to  interest  income  over the  lives  of the  respective  securities.  The Fund
declares  and  pays  dividends  from  net   investment   income   quarterly  and
distributions from net realized gain on investments, if any, annually.

Through  December  31,  2003,  certain  expenses  of the fund were paid  through
commission   arrangements  with  brokers.  The  amount  of  these  expenses  was approximately  $47 for the twelve  months ended  November 30, 2004. In addition, the Fund  receives  earnings  credits  from its  custodian  when  positive  cash balances are  maintained,  which are used to offset  custody fees.  The earnings credits for the twelve months ended November 30, 2004 were approximately $2,082.
The expenses paid under the above  arrangements are included in their respective expense captions on the Statement of Operations with the  corresponding  expense offset shown as "expenses paid indirectly."

3.   Investment  Management,  Administration  Agreements and Other  Transactions
     with Affiliates
In accordance with the terms of the investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund,
0.60% on the next  $500  million,  0.55% on the next $1.5  billion  and 0.50% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees,  certain insurance costs and  extraordinary  expenses do not exceed  0.75% of  average  daily  net  assets  of the Fund for at least one year following the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  The Fund pays
DSC a monthly fee based on average net assets  subject to certain  minimums  for accounting and administration services. The Fund pays DSC a monthly fee based on the number of  shareholder  accounts for dividend  disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class
B and C shares and 0.60% of the average  daily net assets of the Class R shares.
DDLP has contracted to waive the  distribution and service fees for at least one year  following  the Closing Date in order to prevent  distribution  and service fees from  exceeding  0.25% of average  daily net  assets.  Institutional  Class shares pay no distribution and service expenses.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

4.   Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $183,100,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding  as of November 30, 2004,  or at any time during the period.

5.   Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in high-yield fixed-income  securities,  which carry ratings of
BBB or lower by Standard & Poor's  Ratings Group and/or Baa or lower by Investor
Services,  Inc.  Investments in these higher  yielding  securities are generally accompanied  by a greater  degree of credit  risk the higher  rated  securities.
Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions then investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks  associated  with that  industry.  If the Fund  holds  real  estate directly as a result of defaults or receives  rental  income  directly from real estate  holdings,  its tax  status  as a  regulated  investment  company  may be jeopardized.  There were no direct  holdings during the 12 months ended November
30, 2004.  The Fund's REIT  holdings are also affected by interest rate changes, particularly  if the REITs it holds use  floating  rate  debt to  finance  their ongoing operations.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Insofar as indemnification  for liabilities  arising under  the  Securities  Act of  1933  may be  permitted  to  trustees, officers and  controlling  persons of the  Registrant  pursuant to the
          Agreement and  Declaration of Trust,  the By-Laws,  or otherwise,  the
          Registrant  has been advised that in the opinion of the Securities and
          Exchange  Commission such  indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the  payment  by the  Registrant  of  expenses  incurred  or paid by a trustee,  officer  or  controlling  person  of the  Registrant  in the successful  defense of any action,  suit or proceeding) is asserted by such trustee,  officer or  controlling  person in connection  with the shares being registered, the Registrant will, unless in the opinion of its  counsel  the matter has been  settled by  controlling  precedent, submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the previously  filed documents as indicated  below,  except Exhibit 4(a),
          12(a), 14(a)and 16(a):

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Agreement and  Declaration  of Trust  (December 17, 1998) is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 24 filed November 22, 1999.

               (b)  Certificate  of Trust  (December  17, 1998) is  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 24 filed November 22, 1999.

          (2)  Copies of the existing  by-laws or  corresponding  instruments of the Registrant;

               (a)  Amended  and   Restated   By-Laws   (August  19,   2004)  is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed January 28, 2005.

          (3)  Copies of any voting  trust  agreement  affecting  more than five percent of any class of equity securities of the Registrant;

               Not Applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Form of  Agreement  and  Plan  of  Reorganization  is  filed herewith  as  Exhibit  A to the  Proxy  Statement/Prospectus contained in Part A of this Registration Statement.

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust is  incorporated  into this filing by reference to Post-Effective  Amendment No. 24 filed November 22, 1999.

               (b)  Amended  and  Restated  By-Laws.  Article II of Amended  and
                    Restated  By-Laws  is  incorporated   into  this  filing  by
                    reference to  Post-Effective  Amendment No. 33 filed January
                    28, 2005.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant;

               (a)  Executed Investment Management Agreement (November 23, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business  Trust) and the Registrant on behalf of each Fund is  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 28 filed March 31, 2001.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Executed  Distribution  Agreement  (May  15,  2003)  between
                    Delaware Distributors,  L.P. and the Registrant on behalf of each Fund, is incorporated  into this filing by reference to
                    Post-Effective Amendment No. 32 filed January 30, 2004.

               (b)  Executed Second Amended and Restated Financial  Intermediary
                    Distribution  Agreement  (August 21, 2003) between  Delaware
                    Distributors,  L.P. and Lincoln Financial Distributors, Inc.
                    on  behalf  of the  Registrant,  is  incorporated  into this filing by reference to Post-Effective Amendment No. 32 filed
                    January 30, 2004.

               (c)  Dealer's  Agreement (January 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 28 filed
                    March 31, 2001.

               (d)  Vision  Mutual Fund  Gateway  Agreement  (November  2000) is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed January 31, 2003.

               (e)  Registered  Investment  Advisers Agreement (January 2001) is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed January 31, 2003.

               (f)  Bank/Trust Agreement (August 2004) is incorporated into this filing by reference to Post-Effective Amendment No. 33 filed
                    January 28, 2005.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not Applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Executed Custodian Agreement (May 1, 1996) between JP Morgan
                    Chase Bank and the Registrant,  on behalf of Small Cap Value
                    Fund (formerly known as the Value Fund) is incorporated into this filing by reference to Post-Effective  Amendment No. 28 filed March 31, 2001.

                    (i)  Executed  Amendment  to  Custodian  Agreement  (July 1,
                         2001)  between JP Morgan Chase Bank and the  Registrant
                         is  incorporated  into  this  filing  by  reference  to
                         Post-Effective Amendment No. 30 filed January 31, 2003.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         of Custodian Agreement between JP Morgan Chase Bank and
                         the  Registrant  is  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         January 30, 2004.

                    (iii)Executed   Letter   (November  29,  1996)  to  add  the
                         Dividend Income Fund (formerly  Retirement Income Fund)
                         to the Custodian  Agreement between JPMorgan Chase Bank
                         and the  Registrant  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  21 filed
                         October 2, 1998.

                    (iv) Executed  Letter  (December 1998) to add Small Cap Core
                         Fund  (formerly  Small  Cap  Contrarian  Fund)  to  the
                         Custodian Agreement between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 29 filed January 31,
                         2002.

               (b)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between JPMorgan Chase Bank and the Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 28 filed March 31, 2001.

                    (i)  Executed  Amendment  to  Securities  Lending  Agreement
                         (October  1,  2002)  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  30 filed
                         January 31, 2003.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         of Securities  Lending Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 32 filed
                         January 30, 2004.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plans  under  Rule  12b-1  for Class A (April  19,  2001) is incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed January 31, 2002.

               (b)  Plans  under  Rule  12b-1  for Class B (April  19,  2001) is incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed January 31, 2002.

               (c)  Plans  under  Rule  12b-1  for Class C (April  19,  2001) is incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed January 31, 2002.

               (d)  Plan  under  Rule  12b-1  for  Class  R  (May  1,  2003)  is incorporated into this filing by reference to Post-Effective
                    Amendment No. 31 filed May 7, 2003.

               (e)  Plan under Rule 18f-3 is  incorporated  into this  filing by reference to  Post-Effective  Amendment  No. 31 filed May 7,
                    2003.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion  of  counsel  is  incorporated  into this  filing by reference  to  Post-Effective  Amendment  No.  24  filed  on
                    November 22, 1999.

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  Form of tax  opinion is  electronically  filed  herewith  as
                    Exhibit No. EX-99(12)(a).

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf of each  Fund is  incorporated  into  this  filing by reference to  Post-Effective  Amendment No. 29 filed January
                    31, 2002.

                    (i)  Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder  Services  Agreement  incorporated  is into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 32 filed January 30, 2004.

                    (ii) Executed   Schedule  B   (December   2,  2004)  to  the
                         Shareholder  Services  Agreement is  incorporated  into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 33 filed January 28, 2005.

               (b)  Executed Delaware Family of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund is  incorporated  into this filing by reference to Post-Effective  Amendment No. 17 filed January 28, 1997.

                    (i)  Executed  Schedule  B (May 16,  2002)  to the  Delaware
                         Family   of  Funds   Fund   Accounting   Agreement   is
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 30 filed January 31, 2003.

                    (ii) Executed Amendment No. 27 (October 1, 2003) to Schedule
                         A of Delaware Family of Funds Fund Accounting Agreement
                         is  incorporated  into  this  filing  by  reference  to
                         Post-Effective Amendment No. 32 filed January 30, 2004.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Ernst & Young LLP, Independent  Registered Public
                    Accounting Firm for the Registrant,  is electronically filed herewith as Exhibit No. EX-99(14)(a).

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not Applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Powers of  Attorney  are  electronically  filed  herewith  as
                    Exhibit No. EX-99(16)(a).

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for Delaware  Investments  Family of Funds is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed January 28, 2005.

               (b)  Code of Ethics for Delaware  Management Company, a series of
                    Delaware    Management    Business   Trust,   and   Delaware
                    Distributors,  L.P.,  is  incorporated  into this  filing by reference to  Post-Effective  Amendment No. 33 filed January
                    28, 2005.

               (c)  Code of Ethics for Lincoln Financial  Distributors,  Inc. is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed January 28, 2005.

Item 17.  Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3)  The  undersigned  Registrant  agrees  to file  by  Post-Effective
               Amendment the opinion of counsel  regarding the tax  consequences of the proposed  reorganization  required by Item 16 (12) of Form
               N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     As required by the  Securities  Act of 1933,  as amended  (the  "Securities
Act"), this Registration  Statement has been signed on behalf of the Registrant, in the City of  Philadelphia,  and the  Commonwealth of Pennsylvania on the 25th
day of February, 2005.

                                                   DELAWARE GROUP EQUITY FUNDS V
                                                           (Registrant)

                                                   By:  /s/ Jude T. Driscoll
                                                   Jude T. Driscoll
                                                   Chairman

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                        Title                              Date

/s/ Jude T. Driscoll        Chairman/President/               February 25, 2005
------------------------    Chief Executive Officer
Jude T. Driscoll            (Principal Executive Officer)
                            and Trustee

                            Trustee                           February 25, 2005
------------------------
Walter P. Babich

                            Trustee                           February 25, 2005
------------------------
John H. Durham

/s/ John A. Fry*            Trustee                           February 25, 2005
------------------------
John A. Fry

/s/ Anthony D. Knerr*       Trustee                           February 25, 2005
------------------------
Anthony D. Knerr

/s/ Ann R. Leven*           Trustee                           February 25, 2005
------------------------
Ann R. Leven

/s/ Thomas F. Madison*      Trustee                           February 25, 2005
------------------------
Thomas F. Madison

/s/ Janet L. Yeomans*       Trustee                           February 25, 2005
------------------------
Janet L. Yeomans

/s/ Michael P. Bishof       Senior Vice President/ Chief      February 25, 2005
------------------------    Financial Officer (Principal
Michael P. Bishof           Accounting Officer)

* By: /s/ Jude T. Driscoll
       Jude T. Driscoll
       Attorney-in-Fact (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits
                                       to
                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.            Exhibit
-----------            -------

EX-99.12(a)            Form of Tax Opinion

EX-99.14(a)            Consent of Ernst & Young LLP, Independent
                       Registered Public Accounting Firm

EX-99.16(a)            Powers of Attorney